UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Capital & Income Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Ally Financial, Inc.	3.5
Bank of America Corp.	2.3
CCO Holdings LLC/CCO Holdings Capital Corp.	2.1
Valeant Pharmaceuticals International, Inc.	1.9
SFR Group SA	1.7
11.5

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	15.0
Banks & Thrifts	11.8
Technology	9.9
Telecommunications	8.0
Healthcare	7.3

Quality Diversification (% of fund's net assets)

As of October 31, 2018
AAA,AA,A	0.1%
BBB	3.3%
BB	29.2%
B	26.3%
CCC,CC,C	9.1%
Not Rated	0.9%
Equities	20.8%
Short-Term Investments and Net Other Assets	10.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Nonconvertible Bonds	56.8%
Common Stocks	20.8%
Bank Loan Obligations	3.3%
Other Investments	8.8%
Short-Term Investments and Net Other Assets (Liabilities)	10.3%

 * Foreign investments - 17.9%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 56.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (a)	$2,784	$1,795
Nonconvertible Bonds - 56.8%
Aerospace - 1.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	4,405	4,355
BWX Technologies, Inc. 5.375% 7/15/26 (b)	8,510	8,531
DAE Funding LLC 4% 8/1/20 (b)	5,145	5,094
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)	35,725	35,636
TransDigm, Inc.:
6.375% 6/15/26	55,980	54,860
6.5% 5/15/25 (Reg. S)	16,505	16,443
		124,919
Air Transportation - 0.3%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)	2,254	2,296
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,367
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	639	658
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	5,807	6,369
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,757	3,766
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23	7,769	8,507
Series 2012-2 Class B, 6.75% 6/3/21	2,699	2,828
Series 2013-1 Class B, 5.375% 11/15/21	3,654	3,727
XPO Logistics, Inc. 6.125% 9/1/23 (b)	8,900	9,115
		40,633
Automotive & Auto Parts - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)	11,405	11,070
Delphi Technologies PLC 5% 10/1/25 (b)	13,220	11,931
Exide Technologies 11% 4/30/22 pay-in-kind (a)(b)	2,725	2,412
LKQ Corp. 4.75% 5/15/23	2,190	2,113
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,137
Tenneco, Inc. 5% 7/15/26	8,345	6,926
		42,589
Banks & Thrifts - 3.5%
Ally Financial, Inc.:
4.125% 2/13/22	20,550	20,242
4.625% 3/30/25	37,190	36,400
5.125% 9/30/24	85,095	86,478
8% 11/1/31	20,638	24,766
8% 11/1/31	206,609	248,441
		416,327
Broadcasting - 0.5%
iHeartCommunications, Inc. 11.25% 3/1/21 (b)(c)	11,660	8,045
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)	4,925	4,790
5% 8/1/27 (b)	14,525	13,649
5.375% 4/15/25 (b)	12,000	11,888
5.375% 7/15/26 (b)	11,315	11,066
Tegna, Inc. 5.5% 9/15/24 (b)	8,440	8,429
		57,867
Building Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	5,095	4,560
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,161
USG Corp. 4.875% 6/1/27 (b)	3,170	3,177
		12,898
Cable/Satellite TV - 3.6%
Altice SA 7.625% 2/15/25 (b)	41,103	35,040
Altice U.S. Finance SA 5.5% 5/15/26 (b)	50,968	49,646
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)	54,360	50,759
5.125% 2/15/23	30,665	30,512
5.125% 5/1/23 (b)	14,050	13,980
5.125% 5/1/27 (b)	69,885	65,779
5.375% 5/1/25 (b)	14,050	13,751
5.5% 5/1/26 (b)	17,605	17,143
5.75% 9/1/23	9,495	9,566
5.75% 1/15/24	11,275	11,388
5.75% 2/15/26 (b)	20,340	20,137
5.875% 5/1/27 (b)	17,965	17,651
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (b)	14,375	14,899
CSC Holdings LLC 5.375% 2/1/28 (b)	23,655	22,295
Videotron Ltd. 5.125% 4/15/27 (b)	12,060	11,427
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,363
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,175	1,075
6% 1/15/27 (b)	11,435	10,177
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	22,875	20,988
		426,576
Capital Goods - 0.1%
AECOM 5.125% 3/15/27	11,885	11,053
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)	3,245	3,233
		14,286
Chemicals - 1.5%
CF Industries Holdings, Inc.:
4.95% 6/1/43	12,120	10,332
5.15% 3/15/34	12,120	11,120
5.375% 3/15/44	12,110	10,657
Hexion, Inc. 10.375% 2/1/22 (b)	4,420	3,972
LSB Industries, Inc. 9.625% 5/1/23 (b)	6,090	6,318
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	15,135	13,905
5.25% 6/1/27 (b)	12,980	11,714
OCI NV 6.625% 4/15/23 (b)	5,370	5,504
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)	18,605	17,628
6.5% 2/1/22 (b)	10,570	10,702
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)	24,565	23,828
The Chemours Co. LLC 5.375% 5/15/27	18,470	17,177
TPC Group, Inc. 8.75% 12/15/20 (b)	14,165	13,882
Tronox Finance PLC 5.75% 10/1/25 (b)	5,510	4,835
Valvoline, Inc. 5.5% 7/15/24	4,170	4,144
Versum Materials, Inc. 5.5% 9/30/24 (b)	5,910	5,851
		171,569
Consumer Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (b)	9,675	8,901
Containers - 0.4%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,184
7.5% 12/15/96	12,871	12,903
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	3,540	3,239
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	22,890	22,404
7% 7/15/24 (b)	6,635	6,652
		50,382
Diversified Financial Services - 4.0%
AssuredPartners, Inc. 7% 8/15/25 (b)	4,865	4,786
CIT Group, Inc. 5% 8/15/22	6,971	7,023
FLY Leasing Ltd. 5.25% 10/15/24	9,470	8,997
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	7,120	7,316
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	70,330	70,337
6% 8/1/20	20,090	20,266
6.25% 2/1/22	20,550	20,746
6.375% 12/15/25	54,810	54,467
6.75% 2/1/24	10,075	10,151
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)	8,815	8,187
5% 1/15/28 (b)	8,900	8,077
MSCI, Inc.:
5.25% 11/15/24 (b)	6,725	6,775
5.75% 8/15/25 (b)	7,185	7,383
Navient Corp.:
5.875% 10/25/24	28,294	26,667
6.5% 6/15/22	27,055	27,533
7.25% 9/25/23	5,688	5,887
SLM Corp.:
5.5% 1/25/23	44,765	43,958
6.125% 3/25/24	15,595	15,166
7.25% 1/25/22	27,370	28,465
Springleaf Financial Corp.:
6.875% 3/15/25	51,610	49,417
7.125% 3/15/26	38,380	35,997
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	10,265	8,751
		476,352
Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (b)	9,080	9,205
Liberty Media Corp.:
8.25% 2/1/30	12,298	12,851
8.5% 7/15/29	7,900	8,335
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	6,170	6,008
Quebecor Media, Inc. 5.75% 1/15/23	15,820	15,860
WMG Acquisition Corp. 5.625% 4/15/22 (b)	2,152	2,176
		54,435
Energy - 11.4%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)	18,325	19,745
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	4,420	4,310
Antero Resources Corp.:
5.125% 12/1/22	840	834
5.625% 6/1/23 (Reg. S)	10,850	10,850
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,830
Callon Petroleum Co. 6.125% 10/1/24	4,090	3,988
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,271
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	12,490	12,240
5.875% 3/31/25	14,620	15,022
7% 6/30/24	13,100	14,164
Cheniere Energy Partners LP 5.625% 10/1/26 (b)	12,250	12,066
Chesapeake Energy Corp.:
8% 12/15/22 (b)	16,717	17,427
8% 1/15/25	6,650	6,746
Citgo Holding, Inc. 10.75% 2/15/20 (b)	50,085	52,088
CNX Midstream Partners LP 6.5% 3/15/26 (b)	6,675	6,508
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)	12,190	12,220
Comstock Escrow Corp. 9.75% 8/15/26 (b)	21,500	20,748
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(d)	3,025	3,026
6.5% 5/15/26 (b)	12,170	12,109
6.875% 6/15/25 (b)	6,050	6,163
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	8,985	8,963
6.25% 4/1/23	9,260	9,445
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,101
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	18,335	16,410
Denbury Resources, Inc.:
4.625% 7/15/23	13,470	11,146
5.5% 5/1/22	37,342	32,301
6.375% 8/15/21	20,180	18,767
7.5% 2/15/24 (b)	20,070	19,618
9% 5/15/21 (b)	44,455	46,400
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	9,657
5.375% 5/31/25	5,155	5,129
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	5,205	5,348
5.75% 1/30/28 (b)	5,235	5,405
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,012
Ensco PLC:
4.5% 10/1/24	12,210	9,921
5.2% 3/15/25	4,985	4,088
5.75% 10/1/44	10,983	7,688
7.75% 2/1/26	7,360	6,863
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)	52,435	52,157
8% 11/29/24 (b)	6,315	6,094
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	11,365
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,994
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)	7,165	6,717
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,593
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	8,240
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	15,535	15,574
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,920	9,350
5.75% 10/1/25 (b)	11,285	10,975
6.25% 11/1/28 (b)	12,280	11,820
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	7,145	7,163
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	14,085	13,310
Jonah Energy LLC 7.25% 10/15/25 (b)	14,145	11,245
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	6,075	5,999
Murphy Oil U.S.A., Inc. 5.625% 5/1/27	6,030	5,879
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,332
5.625% 7/1/24	1,550	1,597
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	8,025	7,624
4.5% 9/15/27 (b)	5,580	5,148
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,920	10,847
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	2,995	2,958
4.875% 8/15/27 (b)	3,000	2,888
Nine Energy Service, Inc. 8.75% 11/1/23 (b)	6,245	6,339
Noble Holding International Ltd.:
6.2% 8/1/40	4,305	3,132
7.875% 2/1/26 (b)	23,750	23,572
7.95% 4/1/25 (a)	9,635	8,768
8.95% 4/1/45 (a)	2,130	1,997
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	7,215	6,971
5.625% 10/15/27 (b)	5,885	5,801
6.25% 6/1/24 (b)	8,115	8,338
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	33,660
7.25% 6/15/25	22,875	23,561
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,603
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,391
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,844
Range Resources Corp. 5% 3/15/23	18,145	17,555
Sabine Pass Liquefaction LLC 5% 3/15/27	8,570	8,611
Sanchez Energy Corp.:
6.125% 1/15/23	22,110	8,236
7.25% 2/15/23 (b)	14,725	13,437
SemGroup Corp.:
6.375% 3/15/25	5,990	5,795
7.25% 3/15/26	11,220	10,954
SESI LLC 7.75% 9/15/24	7,245	7,118
SM Energy Co.:
5.625% 6/1/25	5,480	5,275
6.625% 1/15/27	9,590	9,638
6.75% 9/15/26	4,550	4,561
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	27,878
8% 3/1/32	12,475	15,643
Southern Star Central Corp. 5.125% 7/15/22 (b)	6,750	6,640
Southwestern Energy Co.:
4.1% 3/15/22	15,400	15,169
7.5% 4/1/26	9,070	9,229
7.75% 10/1/27	8,135	8,298
SRC Energy, Inc. 6.25% 12/1/25	7,435	6,924
Summit Midstream Holdings LLC 5.75% 4/15/25	8,365	8,009
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)	9,145	8,813
5.5% 2/15/26 (b)	11,640	11,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28	12,180	11,541
5.125% 2/1/25	5,750	5,592
5.375% 2/1/27	5,750	5,592
5.875% 4/15/26 (b)	18,255	18,358
Teine Energy Ltd. 6.875% 9/30/22 (b)	11,950	11,890
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,600
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	6,270	5,941
5% 1/31/28 (b)	6,295	5,626
6.625% 6/15/25 (a)(b)	7,915	8,251
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	4,570	4,830
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	17,430	17,256
Transocean Pontus Ltd. 6.125% 8/1/25 (b)	10,900	10,832
Transocean, Inc.:
7.5% 1/15/26 (b)	12,910	12,684
9% 7/15/23 (b)	26,532	27,825
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)	4,720	4,720
Ultra Resources, Inc.:
6.875% 4/15/22 (b)	9,060	5,210
7.125% 4/15/25 (b)	6,040	2,658
Unit Corp. 6.625% 5/15/21	2,202	2,185
W&T Offshore, Inc. 9.75% 11/1/23 (b)	41,795	40,445
Weatherford International, Inc. 9.875% 3/1/25 (b)	4,870	3,774
Whiting Petroleum Corp. 6.625% 1/15/26	8,380	8,401
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,616
5.75% 6/1/26	9,125	8,997
6% 1/15/22	15,850	16,207
		1,345,364
Entertainment/Film - 0.2%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)	3,865	3,884
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	25,782	14,696
		18,580
Environmental - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)	10,140	9,887
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)	4,700	4,406
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,756
5.875% 7/1/25	3,205	3,109
6% 1/1/27	12,335	11,903
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)	9,525	9,668
Tervita Escrow Corp. 7.625% 12/1/21 (b)	5,500	5,583
		52,312
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,509
ESAL GmbH 6.25% 2/5/23 (b)	28,980	28,437
JBS Investments GmbH 7.25% 4/3/24 (b)	37,820	38,151
JBS Investments II GmbH 7% 1/15/26 (b)	11,630	11,485
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	20,055	19,403
5.875% 7/15/24 (b)	6,030	5,918
6.75% 2/15/28 (b)	18,350	17,891
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	7,660	7,503
4.875% 11/1/26 (b)	7,740	7,469
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)	17,930	16,720
Post Holdings, Inc.:
5% 8/15/26 (b)	17,030	15,710
5.5% 3/1/25 (b)	10,085	9,751
5.75% 3/1/27 (b)	7,710	7,363
		196,310
Gaming - 2.4%
Boyd Gaming Corp.:
6% 8/15/26	6,435	6,218
6.375% 4/1/26	4,150	4,114
Churchill Downs, Inc. 4.75% 1/15/28 (b)	9,130	8,308
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)	8,185	7,617
Delta Merger Sub, Inc. 6% 9/15/26 (b)	8,170	8,017
Eldorado Resorts, Inc. 6% 4/1/25	22,445	22,164
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,085	12,146
5.75% 6/1/28	9,515	9,646
International Game Technology PLC 6.25% 1/15/27 (b)	17,215	17,000
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	2,820	2,972
LHMC Finco SARL 7.875% 12/20/23 (b)	12,210	12,289
MCE Finance Ltd. 4.875% 6/6/25 (b)	30,275	27,759
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	6,770	6,778
MGM Mirage, Inc.:
4.625% 9/1/26	9,495	8,569
5.75% 6/15/25	20,003	19,283
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	2,295	2,134
Scientific Games Corp. 5% 10/15/25 (b)	19,350	17,996
Stars Group Holdings BV 7% 7/15/26 (b)	16,055	16,296
Station Casinos LLC 5% 10/1/25 (b)	12,105	11,243
Transocean, Inc. 7.25% 11/1/25 (b)	12,270	11,933
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	10,590	9,584
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	15,815	14,352
5.5% 10/1/27 (b)	25,605	23,109
		279,527
Healthcare - 6.2%
Catalent Pharma Solutions 4.875% 1/15/26 (b)	4,000	3,750
Centene Escrow Corp. 5.375% 6/1/26 (b)	30,420	30,876
Community Health Systems, Inc.:
6.875% 2/1/22	42,314	21,390
8.125% 6/30/24 (b)	46,381	36,641
8.625% 1/15/24 (b)	48,790	49,339
11% 6/30/23 (b)(e)	21,073	17,543
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (b)	36,845	35,740
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,519
5.25% 6/15/26	14,055	14,301
5.375% 2/1/25	19,715	19,838
5.375% 9/1/26	13,085	12,844
5.625% 9/1/28	15,990	15,688
5.875% 5/1/23	30,135	31,190
5.875% 2/15/26	26,050	26,636
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,440
5.75% 11/1/24	22,135	22,080
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)	5,715	5,779
Hologic, Inc.:
4.375% 10/15/25 (b)	6,295	5,902
4.625% 2/1/28 (b)	4,255	3,888
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)	4,033	4,245
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	6,095	6,191
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	25,968	24,402
5.25% 8/1/26	7,453	7,192
6.375% 3/1/24	3,970	4,109
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	20,880	21,402
Quintiles Transnational Corp. 4.875% 5/15/23 (b)	8,705	8,607
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	4,920
Teleflex, Inc. 4.625% 11/15/27	4,975	4,615
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	5,836
5.125% 5/1/25	6,055	5,828
7.5% 1/1/22 (b)	6,590	6,870
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)	90,612	88,800
5.875% 5/15/23 (b)	42,000	40,163
6.5% 3/15/22 (b)	11,985	12,404
7% 3/15/24 (b)	17,980	18,828
8.5% 1/31/27 (b)	12,280	12,495
9% 12/15/25 (b)	47,285	49,295
Vizient, Inc. 10.375% 3/1/24 (b)	12,515	13,641
Wellcare Health Plans, Inc.:
5.25% 4/1/25	9,245	9,222
5.375% 8/15/26 (b)	7,920	7,900
		729,349
Homebuilders/Real Estate - 1.2%
Howard Hughes Corp. 5.375% 3/15/25 (b)	12,730	12,221
Lennar Corp. 4.75% 11/29/27	12,205	11,381
LGI Homes, Inc. 6.875% 7/15/26 (b)	12,190	11,581
Mattamy Group Corp. 6.875% 12/15/23 (b)	8,755	8,525
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)	12,020	1,935
5.25% 6/27/29 (b)	10,987	1,758
7.125% 6/26/42 (b)	5,370	859
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)	3,545	3,332
6.125% 4/1/25 (b)	3,545	3,297
Starwood Property Trust, Inc. 4.75% 3/15/25	11,625	11,073
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	14,750	14,695
5.625% 3/1/24 (b)	1,312	1,273
5.875% 4/15/23 (b)	8,405	8,300
Toll Brothers Finance Corp.:
4.375% 4/15/23	6,162	5,925
5.625% 1/15/24	3,075	3,075
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,675
5.875% 6/15/24	16,130	15,082
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)	6,060	5,681
William Lyon Homes, Inc.:
5.875% 1/31/25	7,125	6,279
6% 9/1/23	7,430	6,780
		139,727
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,187
FelCor Lodging LP 6% 6/1/25	10,935	11,318
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)	18,255	17,844
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	17,436
4.875% 4/1/27	8,435	8,055
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (b)	9,495	9,590
		67,430
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (b)	17,915	15,989
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)	28,500	29,458
AmWINS Group, Inc. 7.75% 7/1/26 (b)	6,100	6,268
HUB International Ltd. 7% 5/1/26 (b)	11,770	11,488
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)	12,080	11,778
		74,981
Leisure - 0.9%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27	6,830	6,523
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	7,365	7,623
Merlin Entertainments PLC 5.75% 6/15/26 (b)	12,170	12,170
NVA Holdings, Inc. 6.875% 4/1/26 (b)	6,560	6,478
Silversea Cruises 7.25% 2/1/25 (b)	4,765	5,134
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	14,040	13,268
5.5% 4/15/27 (b)	7,460	7,078
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	7,565	7,631
7.25% 11/30/21 (b)	19,685	20,252
Viking Cruises Ltd. 5.875% 9/15/27 (b)	11,595	11,044
Voc Escrow Ltd. 5% 2/15/28 (b)	10,755	10,110
		107,311
Metals/Mining - 1.2%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)	3,565	3,556
6.75% 9/30/24 (b)	7,705	8,090
7% 9/30/26 (b)	6,385	6,736
Aleris International, Inc. 6% 6/1/20 (b)(f)	151	151
Constellium NV 5.875% 2/15/26 (b)	5,030	4,690
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)	9,135	7,970
6.875% 3/1/26 (b)	9,135	7,890
7% 2/15/21 (b)	13,590	13,293
7.25% 5/15/22 (b)	7,715	7,368
7.25% 4/1/23 (b)	11,390	10,522
7.5% 4/1/25 (b)	15,025	13,410
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	7,950	7,632
5.125% 3/15/23 (b)	12,860	12,410
5.125% 5/15/24 (b)	9,780	9,291
Freeport-McMoRan, Inc. 5.45% 3/15/43	5,135	4,352
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	6,445	6,896
Lundin Mining Corp. 7.875% 11/1/22 (b)	570	594
Murray Energy Corp. 11.25% 4/15/21 (b)	11,985	7,610
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	9,795	9,966
		142,427
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	4,105	4,023
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	5,230	4,890
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (a)(c)(d)(f)	6,337	0
11.375% 12/31/2014 (c)(f)	12,582	0
		8,913
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)	65,605	61,505
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	22,555	22,499
8.75% 10/1/25 (b)	24,245	24,912
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	9,215	8,662
5% 6/1/24 (b)	8,800	8,679
5.25% 6/1/26 (b)	8,800	8,646
		134,903
Services - 0.7%
Avantor, Inc. 6% 10/1/24 (b)	12,090	12,060
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	22,945	23,949
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	2,146	2,114
CDK Global, Inc. 5.875% 6/15/26	4,545	4,579
IHS Markit Ltd.:
4% 3/1/26 (b)	5,380	5,063
4.75% 2/15/25 (b)	4,225	4,183
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	10,355	9,811
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	3,510	3,457
The Brink's Co. 4.625% 10/15/27 (b)	12,180	11,206
United Rentals North America, Inc. 5.5% 5/15/27	7,325	6,959
		83,381
Steel - 0.5%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	9,390	9,789
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)	12,165	11,618
5.75% 3/1/25	12,105	11,439
Commercial Metals Co. 5.75% 4/15/26 (b)	9,135	8,770
JMC Steel Group, Inc. 9.875% 6/15/23 (b)	7,500	7,988
United States Steel Corp. 6.25% 3/15/26	12,205	11,503
		61,107
Super Retail - 1.2%
Netflix, Inc.:
4.375% 11/15/26	11,520	10,543
4.875% 4/15/28 (b)	28,755	26,383
5.375% 2/1/21 (b)	4,255	4,335
5.75% 3/1/24	10,485	10,668
5.875% 2/15/25	27,663	28,113
5.875% 11/15/28 (b)	64,825	63,691
Sonic Automotive, Inc. 6.125% 3/15/27	3,320	3,013
		146,746
Technology - 2.0%
Ascend Learning LLC 6.875% 8/1/25 (b)	4,115	4,094
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	23,415	24,820
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)	30,580	29,357
Camelot Finance SA 7.875% 10/15/24 (b)	5,065	5,014
CDW LLC/CDW Finance Corp.:
5% 9/1/23	10,930	10,875
5% 9/1/25	6,380	6,221
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	19,115	19,784
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	8,065	7,994
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	4,060	4,162
Open Text Corp. 5.875% 6/1/26 (b)	8,535	8,578
Parametric Technology Corp. 6% 5/15/24	3,490	3,569
Qorvo, Inc. 5.5% 7/15/26 (b)	6,085	6,100
Sensata Technologies BV 5% 10/1/25 (b)	11,210	10,818
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	11,535	11,737
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	29,985	32,535
Symantec Corp. 5% 4/15/25 (b)	10,050	9,455
TTM Technologies, Inc. 5.625% 10/1/25 (b)	4,060	3,959
Uber Technologies, Inc.:
7.5% 11/1/23 (b)(g)	12,285	12,300
8% 11/1/26 (b)(g)	24,575	24,698
		236,070
Telecommunications - 6.5%
Citizens Communications Co.:
7.875% 1/15/27	9,275	5,148
9% 8/15/31	13,178	8,104
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,190	3,190
5.375% 3/15/27	2,735	2,714
Equinix, Inc. 5.375% 5/15/27	9,265	9,172
Frontier Communications Corp. 8.5% 4/1/26 (b)	31,445	29,205
GCI, Inc. 6.875% 4/15/25	10,905	11,253
GTT Communications, Inc. 7.875% 12/31/24 (b)	5,565	5,231
Intelsat Jackson Holdings SA:
5.5% 8/1/23	27,080	24,237
9.75% 7/15/25 (b)	15,175	15,896
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,156
5.375% 5/1/25	11,240	10,973
Sable International Finance Ltd. 6.875% 8/1/22 (b)	47,295	49,364
SFR Group SA:
6.25% 5/15/24 (b)	7,635	7,320
7.375% 5/1/26 (b)	168,925	161,693
8.125% 2/1/27 (b)	27,095	26,824
Sprint Capital Corp.:
6.875% 11/15/28	29,939	29,415
8.75% 3/15/32	37,051	40,478
Sprint Communications, Inc. 6% 11/15/22	28,255	28,520
Sprint Corp.:
7.125% 6/15/24	56,633	57,907
7.625% 2/15/25	32,350	33,604
7.625% 3/1/26	43,440	44,988
7.875% 9/15/23	29,545	31,539
T-Mobile U.S.A., Inc.:
6% 4/15/24	9,450	9,686
6.375% 3/1/25	25,696	26,499
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	25,600	23,744
U.S. West Communications 7.25% 9/15/25	1,480	1,578
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)	11,930	11,608
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	31,195	30,577
6% 4/1/23	11,035	11,256
6.375% 5/15/25	2,440	2,495
		765,374
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)	4,685	4,533
Transportation Ex Air/Rail - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,850	2,390
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	10,180	9,467
		11,857
Utilities - 1.7%
Calpine Corp. 5.25% 6/1/26 (b)	19,080	17,530
Dynegy, Inc. 7.625% 11/1/24	40,452	42,778
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	7,943
4.4% 4/1/24	8,560	8,196
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,672
7% 6/15/23	11,295	11,253
InterGen NV 7% 6/30/23 (b)	4,475	4,397
NRG Energy, Inc.:
5.75% 1/15/28	34,385	34,299
6.625% 1/15/27	26,747	27,650
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	5,475	5,420
Talen Energy Supply LLC:
6.5% 6/1/25	8,945	6,664
10.5% 1/15/26 (b)	8,530	7,496
The AES Corp. 4.5% 3/15/23	5,175	5,104
Vistra Operations Co. LLC 5.5% 9/1/26 (b)	16,965	16,711
		198,113

TOTAL NONCONVERTIBLE BONDS		6,702,049

TOTAL CORPORATE BONDS
(Cost $6,741,765)		6,703,844
	Shares	Value (000s)

Common Stocks - 20.8%
Aerospace - 0.2%
TransDigm Group, Inc. (h)	72,100	23,811
Air Transportation - 0.6%
Air Canada (h)	3,438,100	65,239
Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	285,200	12,572
Chassix Holdings, Inc. warrants 7/29/20 (f)(h)	37,382	238
Exide Technologies (f)(h)	9,824	0
Exide Technologies (f)(h)	32,746	23
UC Holdings, Inc. (f)	677,217	14,134

TOTAL AUTOMOTIVE & AUTO PARTS		26,967

Banks & Thrifts - 0.8%
Bank of America Corp.	1,784,015	49,060
Citigroup, Inc.	275,500	18,034
JPMorgan Chase & Co.	250,380	27,296

TOTAL BANKS & THRIFTS		94,390

Broadcasting - 0.2%
Nexstar Broadcasting Group, Inc. Class A	254,129	19,032
Cable/Satellite TV - 0.8%
Altice U.S.A., Inc. Class A	1,233,200	20,113
Comcast Corp. Class A	688,300	26,252
Naspers Ltd. Class N	290,300	51,019

TOTAL CABLE/SATELLITE TV		97,384

Chemicals - 0.8%
DowDuPont, Inc.	506,200	27,294
LyondellBasell Industries NV Class A	112,145	10,011
Platform Specialty Products Corp. (h)	1,629,500	17,631
The Chemours Co. LLC	987,600	32,601
Westlake Chemical Corp.	77,113	5,498

TOTAL CHEMICALS		93,035

Consumer Products - 0.0%
Reddy Ice Holdings, Inc. (h)	496,439	124
Containers - 0.2%
Crown Holdings, Inc. (h)	479,700	20,287
Diversified Financial Services - 0.4%
OneMain Holdings, Inc. (h)	1,446,000	41,240
Penson Worldwide, Inc. Class A (f)(h)	10,322,034	0
PJT Partners, Inc.	5,092	231

TOTAL DIVERSIFIED FINANCIAL SERVICES		41,471

Energy - 0.9%
Chaparral Energy, Inc. (f)(h)	25,896	401
Chaparral Energy, Inc. Class A (h)	120,910	1,833
Cheniere Energy, Inc. (h)	294,900	17,815
Diamondback Energy, Inc.	307,100	34,506
Forbes Energy Services Ltd. (h)	193,218	976
Goodrich Petroleum Corp. (h)	129,527	1,952
Harvest Oil & Gas Corp. (h)(i)	254,828	5,912
Parsley Energy, Inc. Class A (h)	683,900	16,017
Pioneer Natural Resources Co.	127,200	18,733
VNR Finance Corp. (h)	119,961	552
VNR Finance Corp. (b)(h)	577,714	2,657

TOTAL ENERGY		101,354

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (f)(h)	321,263	13,037
Food/Beverage/Tobacco - 0.4%
Darling International, Inc. (h)	1,254,017	25,908
JBS SA	9,116,500	25,109

TOTAL FOOD/BEVERAGE/TOBACCO		51,017

Gaming - 1.6%
Boyd Gaming Corp.	1,699,600	45,141
Eldorado Resorts, Inc. (h)	592,736	21,635
Melco Crown Entertainment Ltd. sponsored ADR	1,610,700	26,786
Penn National Gaming, Inc. (h)	1,369,900	33,261
Red Rock Resorts, Inc.	1,079,097	24,970
Scientific Games Corp. Class A (h)	956,828	21,299
Studio City International Holdings Ltd. ADR	695,700	14,262
The Stars Group, Inc. (h)	292,600	6,077
Wynn Resorts Ltd.	12,101	1,217

TOTAL GAMING		194,648

Healthcare - 1.1%
HealthSouth Corp.	34	2
Humana, Inc.	105,700	33,867
Jazz Pharmaceuticals PLC (h)	154,600	24,554
Quintiles Transnational Holdings, Inc. (h)	393,500	48,373
Rotech Healthcare, Inc. (f)(h)	185,710	297
UnitedHealth Group, Inc.	101,700	26,579

TOTAL HEALTHCARE		133,672

Homebuilders/Real Estate - 0.3%
American Tower Corp.	11,612	1,809
Lennar Corp. Class B	7,080	253
PulteGroup, Inc.	405,500	9,963
Starwood Property Trust, Inc.	831,600	18,062

TOTAL HOMEBUILDERS/REAL ESTATE		30,087

Hotels - 0.1%
Wyndham Hotels & Resorts, Inc.	208,200	10,262
Insurance - 0.2%
Cigna Corp.	134,900	28,843
Leisure - 0.2%
Royal Caribbean Cruises Ltd.	197,700	20,705
Metals/Mining - 0.1%
Aleris Corp. (f)(h)	127,520	0
Elah Holdings, Inc. (h)	906	82
First Quantum Minerals Ltd.	1,011,900	10,100

TOTAL METALS/MINING		10,182

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (h)(j)	127,577	1
Services - 2.1%
HD Supply Holdings, Inc. (h)	1,088,200	40,884
MasterCard, Inc. Class A	412,300	81,499
Novus Holdings Ltd.	100,408	30
Penhall Acquisition Co.:
Class A (f)(h)	26,163	2,407
Class B (f)(h)	8,721	802
United Rentals, Inc. (h)	524,794	63,012
Visa, Inc. Class A	442,440	60,990

TOTAL SERVICES		249,624

Super Retail - 0.3%
Amazon.com, Inc. (h)	22,800	36,435
Arena Brands Holding Corp. Class B (f)(h)(j)	659,302	2,400

TOTAL SUPER RETAIL		38,835

Technology - 6.8%
Activision Blizzard, Inc.	239,000	16,503
Adobe, Inc. (h)	256,400	63,013
Alphabet, Inc. Class A (h)	107,300	117,019
Broadcom, Inc.	117,500	26,260
CDW Corp.	247,000	22,232
Electronic Arts, Inc. (h)	227,300	20,680
EPAM Systems, Inc. (h)	261,900	31,289
Facebook, Inc. Class A (h)	231,300	35,109
GDS Holdings Ltd. ADR (h)(i)	232,572	5,458
Global Payments, Inc.	456,924	52,194
Microchip Technology, Inc. (i)	538,000	35,390
Micron Technology, Inc. (h)	1,377,500	51,959
Microsoft Corp.	544,300	58,137
NVIDIA Corp.	226,100	47,669
NXP Semiconductors NV	236,100	17,705
ON Semiconductor Corp. (h)	1,863,138	31,673
PayPal Holdings, Inc. (h)	779,000	65,584
Salesforce.com, Inc. (h)	202,700	27,819
SS&C Technologies Holdings, Inc.	919,300	47,031
Take-Two Interactive Software, Inc. (h)	216,300	27,875

TOTAL TECHNOLOGY		800,599

Telecommunications - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (h)	740,200	105,316
T-Mobile U.S., Inc. (h)	978,600	67,083

TOTAL TELECOMMUNICATIONS		172,399

Textiles/Apparel - 0.3%
adidas AG	151,742	35,749
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (f)(j)	598,287	0
Class A2 (f)(j)	598,287	0
Class A3 (f)(j)	598,287	0
Class A4 (f)(j)	598,287	0
Class A5 (f)(j)	598,287	0
Class A6 (f)(j)	598,287	0
Class A7 (f)(j)	598,287	0
Class A8 (f)(j)	598,287	0
Class A9 (f)(j)	598,287	0
U.S. Shipping Partners Corp. (f)(h)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(h)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		0

Utilities - 0.6%
EQT Corp.	385,170	13,084
NRG Energy, Inc.	651,500	23,578
Portland General Electric Co.	14,817	668
Vistra Energy Corp. (h)	1,705,900	38,605

TOTAL UTILITIES		75,935

TOTAL COMMON STOCKS
(Cost $2,159,810)		2,448,689

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (f)(h)	199,717	1,456
Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (f)(h)(j)	287,159,690	2,872
TOTAL PREFERRED STOCKS
(Cost $11,676)		4,328
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.3%
Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (a)(d)	2,980	2,997
Energy - 1.4%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10/22/25 (d)(k)	6,070	6,024
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (a)(d)	8,937	8,808
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6699% 12/31/21 (a)(d)	98,190	109,236
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0365% 12/31/22 (a)(d)	41,115	41,663
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (a)(f)	2,060	2,075

TOTAL ENERGY		167,806

Healthcare - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2739% 6/1/25 (a)(d)	2,267	2,266
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (a)(d)	5,426	5,408
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (a)(d)	22,716	20,331
Paper - 0.2%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.506% 6/29/25 (a)(d)	17,426	17,436
Services - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (a)(d)	24,786	24,363
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (a)(d)	5,373	5,339
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (a)(d)	6,055	6,131

TOTAL SERVICES		35,833

Steel - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (c)(d)	5,183	6,271
Technology - 1.1%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6484% 10/2/25 (a)(d)	21,035	21,085
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 10/31/24 (d)(k)	1,515	1,514
3 month U.S. LIBOR + 4.000% 6.302% 10/31/24 (a)(d)	3,875	3,874
3 month U.S. LIBOR + 8.000% 10.6916% 10/31/25 (a)(d)	17,055	16,938
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (a)(d)	19,695	19,944
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.51% 1/20/24 (a)(d)	3,115	3,110
3 month U.S. LIBOR + 9.000% 11.26% 1/20/25 (a)(d)	10,270	9,859
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7949% 9/29/24 (a)(d)	4,698	4,708
3 month U.S. LIBOR + 8.500% 10.7949% 9/29/25 (a)(d)	28,185	28,626
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 7/2/25 (a)(d)	6,110	6,086
Web.com Group, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (a)(d)	10,914	10,832

TOTAL TECHNOLOGY		126,576

TOTAL BANK LOAN OBLIGATIONS
(Cost $377,491)		384,924

Preferred Securities - 8.8%
Banks & Thrifts - 7.5%
Bank of America Corp.:
5.125% (a)(l)	28,140	28,609
5.2% (a)(l)	61,440	61,240
5.875% (a)(l)	102,630	100,334
6.25% (a)(l)	28,555	29,693
Barclays PLC 7.75% (a)(l)	30,535	30,976
Citigroup, Inc.:
5.8% (a)(l)	41,925	43,730
5.9% (a)(l)	27,015	27,353
5.95% (a)(l)	51,015	51,854
6.25% (a)(l)	17,065	17,654
6.3% (a)(l)	5,610	5,740
Credit Agricole SA 7.875% (a)(b)(l)	8,515	8,874
Credit Suisse Group AG 7.5% (a)(b)(l)	38,400	39,917
Goldman Sachs Group, Inc.:
5% (a)(l)	54,895	51,935
5.375% (a)(l)	31,615	32,779
5.7% (a)(l)	35,166	36,207
Huntington Bancshares, Inc. 5.7% (a)(d)(l)	12,990	12,764
JPMorgan Chase & Co.:
5% (a)(l)	33,640	34,202
5.3% (a)(l)	16,855	17,554
6% (a)(l)	69,385	70,773
6.125% (a)(l)	17,585	17,921
6.75% (a)(l)	8,330	9,025
Royal Bank of Scotland Group PLC 8.625% (a)(l)	41,759	44,216
Wells Fargo & Co.:
5.875% (a)(l)	50,420	53,058
5.9% (a)(l)	63,075	64,644

TOTAL BANKS & THRIFTS		891,052

Energy - 1.3%
Andeavor Logistics LP 6.875% (a)(l)	30,450	30,019
DCP Midstream Partners LP 7.375% (a)(l)	15,260	15,048
Energy Transfer Partners LP:
6.25% (a)(l)	65,923	62,511
6.625% (a)(l)	27,290	25,661
Summit Midstream Partners LP 9.5% (a)(l)	15,260	15,505

TOTAL ENERGY		148,744

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(l)	2,940	499
TOTAL PREFERRED SECURITIES
(Cost $1,041,645)		1,040,295
	Shares	Value (000s)

Money Market Funds - 10.0%
Fidelity Cash Central Fund, 2.23% (m)	1,138,855,519	1,139,083
Fidelity Securities Lending Cash Central Fund 2.23% (m)(n)	36,019,948	36,024
TOTAL MONEY MARKET FUNDS
(Cost $1,175,063)		1,175,107
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $11,507,450)		11,757,187
NET OTHER ASSETS (LIABILITIES) - 0.3%		39,775
NET ASSETS - 100%		$11,796,962

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,807,353,000 or 32.3% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,272,000 or 0.0% of net assets.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,382
Fidelity Securities Lending Cash Central Fund	94
Total	$9,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$380,572	$380,572	$--	$--
Consumer Discretionary	450,240	433,444	1	16,795
Consumer Staples	65,634	51,141	--	14,493
Energy	114,438	114,037	--	401
Financials	159,381	159,381	--	--
Health Care	162,515	162,218	--	297
Industrials	211,629	205,548	--	6,081
Information Technology	720,444	720,444	--	--
Materials	123,504	123,504	--	--
Real Estate	1,809	1,809	--	--
Utilities	62,851	62,851	--	--
Corporate Bonds	6,703,844	--	6,703,693	151
Bank Loan Obligations	384,924	--	382,849	2,075
Preferred Securities	1,040,295	--	1,040,295	--
Money Market Funds	1,175,107	1,175,107	--	--
Total Investments in Securities:	$11,757,187	$3,590,056	$8,126,838	$40,293

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.1%
Canada	4.6%
Cayman Islands	3.1%
France	1.8%
United Kingdom	1.7%
Luxembourg	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,808) — See accompanying schedule: Unaffiliated issuers (cost $10,332,387)	$10,582,080
Fidelity Central Funds (cost $1,175,063)	1,175,107
Total Investment in Securities (cost $11,507,450)		$11,757,187
Receivable for investments sold		46,523
Receivable for fund shares sold		6,170
Dividends receivable		186
Interest receivable		127,150
Distributions receivable from Fidelity Central Funds		1,795
Prepaid expenses		23
Other receivables		703
Total assets		11,939,737
Liabilities
Payable to custodian bank	$2,628
Payable for investments purchased
Regular delivery	40,818
Delayed delivery	36,860
Payable for fund shares redeemed	14,259
Distributions payable	4,521
Accrued management fee	5,577
Other affiliated payables	1,302
Other payables and accrued expenses	784
Collateral on securities loaned	36,026
Total liabilities		142,775
Net Assets		$11,796,962
Net Assets consist of:
Paid in capital		$11,367,555
Total distributable earnings (loss)		429,407
Net Assets, for 1,218,989 shares outstanding		$11,796,962
Net Asset Value, offering price and redemption price per share ($11,796,962 ÷ 1,218,989 shares)		$9.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$38,023
Interest		239,348
Income from Fidelity Central Funds		9,476
Total income		286,847
Expenses
Management fee	$33,940
Transfer agent fees	7,042
Accounting and security lending fees	737
Custodian fees and expenses	81
Independent trustees' fees and expenses	36
Registration fees	111
Audit	66
Legal	178
Miscellaneous	45
Total expenses before reductions	42,236
Expense reductions	(181)
Total expenses after reductions		42,055
Net investment income (loss)		244,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,212
Fidelity Central Funds	4
Foreign currency transactions	(22)
Total net realized gain (loss)		52,194
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(418,976)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(418,980)
Net gain (loss)		(366,786)
Net increase (decrease) in net assets resulting from operations		$(121,994)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$244,792	$557,270
Net realized gain (loss)	52,194	179,670
Change in net unrealized appreciation (depreciation)	(418,980)	(109,828)
Net increase (decrease) in net assets resulting from operations	(121,994)	627,112
Distributions to shareholders	(426,179)	–
Distributions to shareholders from net investment income	–	(475,182)
Distributions to shareholders from net realized gain	–	(119,664)
Total distributions	(426,179)	(594,846)
Share transactions
Proceeds from sales of shares	1,223,637	2,505,049
Reinvestment of distributions	381,821	531,851
Cost of shares redeemed	(1,313,065)	(2,247,228)
Net increase (decrease) in net assets resulting from share transactions	292,393	789,672
Redemption fees	–	389
Total increase (decrease) in net assets	(255,780)	822,327
Net Assets
Beginning of period	12,052,742	11,230,415
End of period	$11,796,962	$12,052,742
Other Information
Undistributed net investment income end of period		$127,075
Shares
Sold	121,403	244,684
Issued in reinvestment of distributions	37,869	52,177
Redeemed	(130,872)	(219,719)
Net increase (decrease)	28,400	77,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital & Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.12	$10.09	$9.24	$9.99	$10.07	$9.86
Income from Investment Operations
Net investment income (loss)A	.202	.482	.430	.404	.416	.472
Net realized and unrealized gain (loss)	(.288)	.065	.824	(.710)	.276	.258
Total from investment operations	(.086)	.547	1.254	(.306)	.692	.730
Distributions from net investment income	(.198)	(.410)	(.405)	(.387)	(.411)	(.458)
Distributions from net realized gain	(.156)	(.107)	–	(.058)	(.362)	(.063)
Total distributions	(.354)	(.517)	(.405)	(.445)	(.773)	(.521)
Redemption fees added to paid in capitalA	–	–B	.001	.001	.001	.001
Net asset value, end of period	$9.68	$10.12	$10.09	$9.24	$9.99	$10.07
Total ReturnC,D	(.95)%	5.51%	13.85%	(3.05)%	7.17%	7.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.67%	.73%	.75%	.72%	.71%
Expenses net of fee waivers, if any	.68%G	.67%	.73%	.75%	.72%	.71%
Expenses net of all reductions	.68%G	.67%	.73%	.74%	.72%	.71%
Net investment income (loss)	3.97%G	4.71%	4.45%	4.30%	4.16%	4.82%
Supplemental Data
Net assets, end of period (in millions)	$11,797	$12,053	$11,230	$10,188	$11,160	$10,382
Portfolio turnover rateH	44%G	39%	39%	35%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $657 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$778,968
Gross unrealized depreciation	(485,018)
Net unrealized appreciation (depreciation)	$293,950
Tax cost	$11,463,237

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,699,261 and $2,445,846, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94, including $1 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $124 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $36.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. The parties have engaged in mediation but continue to disagree on the value of the unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $100,876 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.68%	$1,000.00	$990.50	$3.41
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Capital & Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CAI-SANN-1218
1.538653.121

Fidelity® Focused High Income Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	4.2
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.2
Bank of America Corp.	3.2
Ally Financial, Inc.	2.4
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	2.1
15.1

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	15.5
Cable/Satellite TV	9.7
Banks & Thrifts	9.1
Diversified Financial Services	8.1
Healthcare	7.4

Quality Diversification (% of fund's net assets)

As of October 31, 2018
BBB	2.4%
BB	73.3%
B	20.7%
Short-Term Investments and Net Other Assets	3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Nonconvertible Bonds	87.5%
Convertible Bonds, Preferred Stocks	0.5%
Bank Loan Obligations	1.6%
Other Investments	6.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 19.9%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.0%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,032,004
3.375% 8/15/26	680,000	605,846
		1,637,850
Nonconvertible Bonds - 87.5%
Aerospace - 1.0%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,620,000	1,601,775
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,500,000	1,503,750
		3,105,525
Air Transportation - 0.4%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	1,245,000	1,276,125
Banks & Thrifts - 2.9%
Ally Financial, Inc.:
5.125% 9/30/24	770,000	782,513
5.75% 11/20/25	4,130,000	4,233,250
8% 11/1/31	1,995,000	2,398,988
Royal Bank of Scotland Group PLC 5.125% 5/28/24	1,600,000	1,584,001
		8,998,752
Broadcasting - 2.0%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,695,000	1,631,438
5% 8/1/27 (a)	2,285,000	2,147,192
6% 7/15/24 (a)	2,195,000	2,243,949
		6,022,579
Cable/Satellite TV - 9.7%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	6,745,000	6,743,700
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,750,000	1,666,875
5% 2/1/28 (a)	3,655,000	3,412,856
5.125% 5/1/23 (a)	1,105,000	1,099,475
5.125% 5/1/27 (a)	2,110,000	1,986,038
5.5% 5/1/26 (a)	3,150,000	3,067,313
5.875% 5/1/27 (a)	1,630,000	1,601,475
CSC Holdings LLC:
5.375% 2/1/28 (a)	620,000	584,350
5.5% 4/15/27 (a)	1,320,000	1,267,200
DISH DBS Corp.:
5.875% 11/15/24	1,330,000	1,130,500
7.75% 7/1/26	815,000	729,425
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,460,000	1,376,050
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	5,455,000	5,004,963
		29,670,220
Capital Goods - 1.0%
AECOM:
5.125% 3/15/27	2,000,000	1,860,000
5.875% 10/15/24	1,155,000	1,175,213
		3,035,213
Chemicals - 3.3%
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,325,000	1,258,750
4.5% 12/1/26 (a)	265,000	260,169
5.15% 3/15/34	80,000	73,400
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,765,000	1,621,594
5.25% 6/1/27 (a)	620,000	559,550
OCI NV 6.625% 4/15/23 (a)	1,270,000	1,301,750
Olin Corp.:
5% 2/1/30	360,000	323,219
5.125% 9/15/27	1,695,000	1,578,469
The Chemours Co. LLC 5.375% 5/15/27	1,000,000	930,000
Valvoline, Inc. 4.375% 8/15/25	1,065,000	982,463
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,200,000	1,221,000
		10,110,364
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	930,000	867,225
Containers - 2.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.625% 5/15/23 (a)	1,590,000	1,546,275
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	780,000	736,125
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,770,000	1,606,275
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,151,588
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	446,200
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	768,488
		6,254,951
Diversified Financial Services - 8.1%
Aircastle Ltd. 4.125% 5/1/24	395,000	383,671
FLY Leasing Ltd. 5.25% 10/15/24	1,210,000	1,149,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,785,000	4,785,479
6% 8/1/20	2,315,000	2,335,256
6.25% 2/1/22	1,970,000	1,988,833
6.75% 2/1/24	580,000	584,350
MSCI, Inc.:
4.75% 8/1/26 (a)	2,350,000	2,267,750
5.375% 5/15/27 (a)	2,545,000	2,519,550
Navient Corp.:
6.5% 6/15/22	460,000	468,133
6.625% 7/26/21	1,600,000	1,646,000
7.25% 9/25/23	1,395,000	1,443,825
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	180,000	171,248
5.25% 8/15/22 (a)	525,000	521,063
5.5% 2/15/24 (a)	1,035,000	1,024,909
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,720,000	1,526,500
SLM Corp.:
5.5% 1/25/23	1,455,000	1,428,766
6.125% 3/25/24	210,000	204,225
7.25% 1/25/22	460,000	478,400
		24,927,458
Diversified Media - 0.3%
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	90,000	87,497
5.5% 10/1/21 (a)	135,000	135,675
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	700,000	681,625
		904,797
Energy - 14.1%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	990,000	970,200
5.875% 3/31/25	1,590,000	1,633,725
7% 6/30/24	2,245,000	2,427,406
Cheniere Energy Partners LP:
5.25% 10/1/25	2,585,000	2,536,531
5.625% 10/1/26 (a)	1,155,000	1,137,675
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(c)	3,290,000	3,291,449
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,195,000	2,189,513
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,630,000	2,646,438
DCP Midstream Operating LP 5.375% 7/15/25	915,000	927,856
Duke Energy Field Services 8.125% 8/16/30	315,000	366,975
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	195,000	200,363
5.75% 1/30/28 (a)	195,000	201,338
Ensco PLC:
4.5% 10/1/24	1,150,000	934,375
7.75% 2/1/26	485,000	452,263
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,090,000	2,095,225
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,755,000	2,596,588
5.75% 10/1/25 (a)	1,294,000	1,258,415
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	596,250
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	740,000	730,750
Nabors Industries, Inc.:
5.5% 1/15/23	1,490,000	1,400,469
5.75% 2/1/25	515,000	475,337
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,760,000	1,672,000
4.5% 9/15/27 (a)	255,000	235,238
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,200,000	1,239,000
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	1,000,000	945,000
Sanchez Energy Corp. 7.25% 2/15/23 (a)	1,000,000	912,500
Southwestern Energy Co. 4.1% 3/15/22	330,000	325,050
Summit Midstream Holdings LLC 5.75% 4/15/25	975,000	933,563
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26 (a)	800,000	762,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,635,000	2,527,097
5% 1/15/28	1,390,000	1,317,025
5.125% 2/1/25	780,000	758,550
5.375% 2/1/27	390,000	379,275
5.875% 4/15/26 (a)	1,840,000	1,850,350
Teine Energy Ltd. 6.875% 9/30/22 (a)	25,000	24,875
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	235,000	222,663
5% 1/31/28 (a)	235,000	210,031
		43,383,358
Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,905,000	1,838,325
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	2,030,000	1,992,445
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,375,000	1,346,771
4.875% 11/1/26 (a)	1,065,000	1,027,725
Vector Group Ltd. 6.125% 2/1/25 (a)	2,630,000	2,393,300
		8,598,566
Gaming - 4.6%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	999,985
MCE Finance Ltd. 4.875% 6/6/25 (a)	3,225,000	2,956,944
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	2,986,500
4.5% 1/15/28	1,525,000	1,364,875
MGM Mirage, Inc. 5.75% 6/15/25	2,520,000	2,429,280
Scientific Games Corp. 5% 10/15/25 (a)	700,000	651,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,930,000	1,746,650
Wynn Macau Ltd. 4.875% 10/1/24 (a)	960,000	871,200
		14,006,434
Healthcare - 7.4%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	295,000	294,263
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,165,125
HCA Holdings, Inc.:
5% 3/15/24	1,055,000	1,067,528
5.25% 6/15/26	1,545,000	1,572,038
Hologic, Inc.:
4.375% 10/15/25 (a)	780,000	731,250
4.625% 2/1/28 (a)	150,000	137,063
IMS Health, Inc. 5% 10/15/26 (a)	1,000,000	962,180
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	610,000	573,217
5.25% 8/1/26	1,455,000	1,404,075
6.375% 3/1/24	880,000	910,800
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	995,000	990,025
Service Corp. International 4.625% 12/15/27	920,000	862,500
Teleflex, Inc.:
4.625% 11/15/27	505,000	468,489
4.875% 6/1/26	4,955,000	4,831,125
Tenet Healthcare Corp.:
4.375% 10/1/21	1,100,000	1,087,625
4.625% 7/15/24	1,520,000	1,465,052
5.125% 5/1/25	1,200,000	1,155,000
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	2,540,000	2,659,863
Wellcare Health Plans, Inc. 5.375% 8/15/26 (a)	205,000	204,488
		22,541,706
Homebuilders/Real Estate - 0.6%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,291,200
Starwood Property Trust, Inc. 4.75% 3/15/25	440,000	419,100
		1,710,300
Hotels - 1.4%
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,345,000	2,251,904
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	727,500
4.875% 4/1/27	445,000	424,975
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	989,400
		4,393,779
Leisure - 0.5%
Mattel, Inc. 6.75% 12/31/25 (a)	1,630,000	1,556,145
Metals/Mining - 2.1%
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,560,000	1,497,600
5.125% 3/15/23 (a)	430,000	414,950
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,505,000	3,316,606
4.55% 11/14/24	340,000	314,925
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	900,000	840,375
		6,384,456
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,425,000	1,335,938
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,300,000	1,282,125
		2,618,063
Services - 1.4%
Aramark Services, Inc.:
4.75% 6/1/26	2,460,000	2,343,150
5% 2/1/28 (a)	750,000	711,563
CDK Global, Inc. 4.875% 6/1/27	505,000	472,806
Corrections Corp. of America 5% 10/15/22	105,000	101,456
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	695,000	547,313
		4,176,288
Steel - 0.2%
Commercial Metals Co. 5.375% 7/15/27	785,000	727,106
Super Retail - 0.2%
Sally Holdings LLC:
5.5% 11/1/23	500,000	481,250
5.625% 12/1/25	105,000	97,514
		578,764
Technology - 6.9%
Entegris, Inc. 4.625% 2/10/26 (a)	1,400,000	1,300,684
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,287,056
First Data Corp. 5.375% 8/15/23 (a)	1,255,000	1,265,981
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	387,075
Micron Technology, Inc. 5.5% 2/1/25	1,615,000	1,639,225
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	1,518,000	1,518,949
5.625% 12/15/26	1,495,000	1,465,100
Open Text Corp. 5.875% 6/1/26 (a)	5,015,000	5,040,075
Qorvo, Inc. 5.5% 7/15/26 (a)	665,000	666,663
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	1,847,975
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	442,613
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,002,500
Symantec Corp. 5% 4/15/25 (a)	2,725,000	2,563,644
TTM Technologies, Inc. 5.625% 10/1/25 (a)	800,000	780,000
		21,207,540
Telecommunications - 6.3%
Altice Financing SA:
6.625% 2/15/23 (a)	2,240,000	2,217,152
7.5% 5/15/26 (a)	433,000	407,020
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	810,000	812,025
Equinix, Inc. 5.875% 1/15/26	1,125,000	1,144,688
Level 3 Financing, Inc.:
5.25% 3/15/26	1,186,000	1,138,560
5.625% 2/1/23	2,000,000	2,007,060
Millicom International Cellular SA 6.625% 10/15/26 (a)	320,000	323,200
Neptune Finco Corp. 6.625% 10/15/25 (a)	4,600,000	4,818,500
Qwest Corp. 6.75% 12/1/21	510,000	532,281
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	845,000	790,869
6.5% 1/15/24	2,535,000	2,623,725
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,200,000	2,040,500
U.S. West Communications 7.25% 9/15/25	560,000	596,995
		19,452,575
Transportation Ex Air/Rail - 0.5%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	1,045,000	1,025,406
5.5% 1/15/23 (a)	520,000	517,400
		1,542,806
Utilities - 6.6%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	525,000	517,125
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,140,000	3,334,303
DPL, Inc. 6.75% 10/1/19	803,000	822,071
InterGen NV 7% 6/30/23 (a)	1,635,000	1,606,388
NRG Energy, Inc.:
5.75% 1/15/28	515,000	513,713
6.25% 5/1/24	360,000	367,517
6.625% 1/15/27	2,390,000	2,470,663
NRG Yield Operating LLC 5% 9/15/26	790,000	734,700
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	3,032,132	3,274,703
The AES Corp.:
4.5% 3/15/23	585,000	576,956
4.875% 5/15/23	3,105,000	3,073,950
6% 5/15/26	1,880,000	1,922,300
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	1,075,000	1,058,875
		20,273,264

TOTAL NONCONVERTIBLE BONDS		268,324,359

TOTAL CORPORATE BONDS
(Cost $276,377,953)		269,962,209

Bank Loan Obligations - 1.6%
Energy - 0.8%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7841% 5/7/25 (b)(c)	2,543,625	2,530,907
Gaming - 0.2%
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0457% 8/14/24 (b)(c)	446,805	442,176
Telecommunications - 0.6%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5296% 2/22/24 (b)(c)	1,200,000	1,200,564
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/2/26 (b)(c)	675,000	674,244

TOTAL TELECOMMUNICATIONS		1,874,808

TOTAL BANK LOAN OBLIGATIONS
(Cost $4,854,507)		4,847,891

Preferred Securities - 6.8%
Banks & Thrifts - 6.2%
Bank of America Corp.:
6.1% (b)(d)	2,835,000	2,930,916
6.25% (b)(d)	3,180,000	3,306,695
6.5% (b)(d)	3,150,000	3,345,481
Barclays PLC 7.875% (Reg. S) (b)(d)	1,295,000	1,347,018
BNP Paribas SA 7% (a)(b)(d)	200,000	199,929
Citigroup, Inc. 5.95% (b)(d)	2,980,000	3,018,793
Credit Agricole SA 6.625% (a)(b)(d)	2,513,000	2,552,947
Royal Bank of Scotland Group PLC 7.5% (b)(d)	1,065,000	1,089,595
Wells Fargo & Co. 5.9% (b)(d)	1,300,000	1,332,340

TOTAL BANKS & THRIFTS		19,123,714

Energy - 0.6%
Andeavor Logistics LP 6.875% (b)(d)	1,700,000	1,675,965
TOTAL PREFERRED SECURITIES
(Cost $20,529,091)		20,799,679
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.23% (e)
(Cost $4,938,269)	4,937,281	4,938,269
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $306,699,820)		300,548,048
NET OTHER ASSETS (LIABILITIES) - 2.0%		5,984,675
NET ASSETS - 100%		$306,532,723

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,611,488 or 46.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,266
Total	$83,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$269,962,209	$--	$269,962,209	$--
Bank Loan Obligations	4,847,891	--	4,847,891	--
Preferred Securities	20,799,679	--	20,799,679	--
Money Market Funds	4,938,269	4,938,269	--	--
Total Investments in Securities:	$300,548,048	$4,938,269	$295,609,779	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
Canada	3.9%
Luxembourg	3.6%
Netherlands	3.5%
Cayman Islands	2.5%
United Kingdom	2.3%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $301,761,551)	$295,609,779
Fidelity Central Funds (cost $4,938,269)	4,938,269
Total Investment in Securities (cost $306,699,820)		$300,548,048
Cash		457,078
Receivable for investments sold		3,458,844
Receivable for fund shares sold		11,731
Interest receivable		4,270,746
Distributions receivable from Fidelity Central Funds		8,735
Prepaid expenses		718
Total assets		308,755,900
Liabilities
Payable for investments purchased	$1,573,882
Payable for fund shares redeemed	122,679
Distributions payable	288,855
Accrued management fee	143,666
Other affiliated payables	50,838
Other payables and accrued expenses	43,257
Total liabilities		2,223,177
Net Assets		$306,532,723
Net Assets consist of:
Paid in capital		$321,875,949
Total distributable earnings (loss)		(15,343,226)
Net Assets, for 36,721,158 shares outstanding		$306,532,723
Net Asset Value, offering price and redemption price per share ($306,532,723 ÷ 36,721,158 shares)		$8.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$1,053,077
Interest		8,290,756
Income from Fidelity Central Funds		83,266
Total income		9,427,099
Expenses
Management fee	$947,210
Transfer agent fees	258,832
Accounting fees and expenses	70,816
Custodian fees and expenses	3,654
Independent trustees' fees and expenses	1,099
Registration fees	24,290
Audit	42,380
Legal	340
Miscellaneous	1,624
Total expenses before reductions	1,350,245
Expense reductions	(3,874)
Total expenses after reductions		1,346,371
Net investment income (loss)		8,080,728
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,390,685
Fidelity Central Funds	(177)
Total net realized gain (loss)		1,390,508
Change in net unrealized appreciation (depreciation) on investment securities		(6,522,137)
Net gain (loss)		(5,131,629)
Net increase (decrease) in net assets resulting from operations		$2,949,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,080,728	$21,066,675
Net realized gain (loss)	1,390,508	10,037,866
Change in net unrealized appreciation (depreciation)	(6,522,137)	(19,868,398)
Net increase (decrease) in net assets resulting from operations	2,949,099	11,236,143
Distributions to shareholders	(7,609,266)	–
Distributions to shareholders from net investment income	–	(20,060,899)
Total distributions	(7,609,266)	(20,060,899)
Share transactions
Proceeds from sales of shares	13,659,110	89,436,320
Reinvestment of distributions	5,871,984	15,741,265
Cost of shares redeemed	(106,187,817)	(247,556,955)
Net increase (decrease) in net assets resulting from share transactions	(86,656,723)	(142,379,370)
Redemption fees	–	83,202
Total increase (decrease) in net assets	(91,316,890)	(151,120,924)
Net Assets
Beginning of period	397,849,613	548,970,537
End of period	$306,532,723	$397,849,613
Other Information
Undistributed net investment income end of period		$1,274,871
Shares
Sold	1,615,453	10,296,385
Issued in reinvestment of distributions	695,550	1,815,188
Redeemed	(12,576,726)	(28,429,361)
Net increase (decrease)	(10,265,723)	(16,317,788)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.47	$8.67	$8.22	$8.73	$9.12	$9.55
Income from Investment Operations
Net investment income (loss)A	.201	.380	.397	.396	.390	.444
Net realized and unrealized gain (loss)	(.132)	(.219)	.423	(.519)	(.116)	(.102)
Total from investment operations	.069	.161	.820	(.123)	.274	.342
Distributions from net investment income	(.189)	(.362)	(.373)	(.389)	(.388)	(.438)
Distributions from net realized gain	–	–	–	–	(.278)	(.335)
Total distributions	(.189)	(.362)	(.373)	(.389)	(.666)	(.773)
Redemption fees added to paid in capitalA	–	.001	.003	.002	.002	.001
Net asset value, end of period	$8.35	$8.47	$8.67	$8.22	$8.73	$9.12
Total ReturnB,C	.81%	1.86%	10.22%	(1.30)%	3.20%	3.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%F	.80%	.83%	.85%	.85%	.83%
Expenses net of fee waivers, if any	.78%F	.80%	.83%	.85%	.85%	.83%
Expenses net of all reductions	.78%F	.79%	.82%	.85%	.85%	.83%
Net investment income (loss)	4.70%F	4.38%	4.70%	4.80%	4.40%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$306,533	$397,850	$548,971	$769,732	$625,413	$754,153
Portfolio turnover rateG	59%F	47%	51%	47%	62%	77%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,619,115
Gross unrealized depreciation	(8,098,648)
Net unrealized appreciation (depreciation)	$(5,479,533)
Tax cost	$306,027,581

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,971,259)
Long-term	(1,259,059)
Total capital loss carryforward	$(12,230,318)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,485,284 and $179,557,646, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $467 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,527.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,347.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.78%	$1,000.00	$1,008.10	$3.95
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Focused High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FFH-SANN-1218
1.801609.115

Fidelity® High Income Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.2
Community Health Systems, Inc.	2.0
Valeant Pharmaceuticals International, Inc.	2.2
Altice SA	1.8
Tenet Healthcare Corp.	1.7
10.9

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	16.2
Telecommunications	9.1
Cable/Satellite TV	8.9
Healthcare	8.8
Diversified Financial Services	4.4

Quality Diversification (% of fund's net assets)

As of October 31, 2018
BBB	0.8%
BB	34.4%
B	41.8%
CCC,CC,C	12.5%
Not Rated	0.2%
Equities	2.0%
Short-Term Investments and Net Other Assets	8.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Nonconvertible Bonds	82.1%
Convertible Bonds, Preferred Stocks	1.3%
Common Stocks	1.3%
Bank Loan Obligations	5.2%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	8.3%

 * Foreign investments - 23.8%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$1,060	$889
3.375% 8/15/26	22,750	20,269
		21,158
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	7,690	7,022

TOTAL CONVERTIBLE BONDS		28,180

Nonconvertible Bonds - 82.1%
Aerospace - 1.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	12,550	12,409
Bombardier, Inc.:
7.5% 12/1/24 (a)	15,410	15,660
7.5% 3/15/25 (a)	25,710	25,702
BWX Technologies, Inc. 5.375% 7/15/26 (a)	13,175	13,208
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	4,400	4,389
		71,368
Air Transportation - 0.4%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	17,421	17,857
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
4.25% 4/15/21	2,395	2,392
5.75% 11/20/25	49,425	50,662
8% 11/1/31	8,360	10,053
		63,107
Broadcasting - 1.8%
CBS Radio, Inc. 7.25% 11/1/24 (a)	5,398	5,081
iHeartCommunications, Inc. 11.25% 3/1/21 (a)(c)	5,040	3,478
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	4,075	3,922
5% 8/1/27 (a)	19,090	17,939
5.375% 4/15/25 (a)	17,855	17,688
5.375% 7/15/26 (a)	18,640	18,230
6% 7/15/24 (a)	10,780	11,020
		77,358
Building Materials - 0.2%
Building Materials Corp. of America:
5.5% 2/15/23 (a)	3,595	3,523
6% 10/15/25 (a)	6,360	6,257
		9,780
Cable/Satellite TV - 8.3%
Altice SA:
7.625% 2/15/25 (a)	45,195	38,529
7.75% 5/15/22 (a)	42,960	40,007
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	12,165	12,163
5.5% 5/15/26 (a)	18,505	18,025
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	5,310	5,058
5% 2/1/28 (a)	5,305	4,954
5.125% 2/15/23	4,795	4,771
5.125% 5/1/23 (a)	3,625	3,607
5.125% 5/1/27 (a)	14,930	14,053
5.375% 5/1/25 (a)	11,975	11,721
5.5% 5/1/26 (a)	22,970	22,367
5.75% 9/1/23	6,260	6,307
5.75% 2/15/26 (a)	23,160	22,928
5.875% 4/1/24 (a)	20,000	20,175
5.875% 5/1/27 (a)	20,793	20,429
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	3,060	3,052
5.125% 12/15/21 (a)	4,795	4,782
7.5% 4/1/28 (a)	2,990	3,099
7.75% 7/15/25 (a)	5,975	6,304
CSC Holdings LLC 5.5% 4/15/27 (a)	11,570	11,107
DISH DBS Corp.:
5% 3/15/23	5,810	5,084
5.875% 7/15/22	3,210	3,033
6.75% 6/1/21	5,543	5,598
7.75% 7/1/26	14,105	12,624
Virgin Media Finance PLC 4.875% 2/15/22	7,525	7,168
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	1,500	1,399
5.5% 8/15/26 (a)	11,365	10,712
VTR Finance BV 6.875% 1/15/24 (a)	5,237	5,302
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	4,235	3,875
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	25,555	23,447
		351,680
Chemicals - 3.5%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,533
10% 10/15/25	5,930	6,716
CF Industries Holdings, Inc.:
3.45% 6/1/23	3,875	3,681
5.15% 3/15/34	12,530	11,496
5.375% 3/15/44	11,725	10,318
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	16,705	15,348
OCI NV 6.625% 4/15/23 (a)	16,855	17,276
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	7,775	7,367
The Chemours Co. LLC:
6.625% 5/15/23	5,598	5,724
7% 5/15/25	6,965	7,174
TPC Group, Inc. 8.75% 12/15/20 (a)	26,585	26,053
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,655	2,454
Tronox Finance PLC 5.75% 10/1/25 (a)	2,065	1,812
Tronox, Inc. 6.5% 4/15/26 (a)	24,965	22,843
Valvoline, Inc. 5.5% 7/15/24	1,890	1,878
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,855	1,869
5.625% 10/1/24 (a)	1,800	1,832
		148,374
Containers - 2.4%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	2,687	2,580
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	23,590	22,941
6% 2/15/25 (a)	19,730	18,497
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	13,115	12,377
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	1,936
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	23,730	21,535
OI European Group BV 4% 3/15/23 (a)	1,055	988
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	6,190	6,113
5.375% 1/15/25 (a)	6,760	6,557
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	6,995	6,846
		100,370
Diversified Financial Services - 4.4%
FLY Leasing Ltd.:
5.25% 10/15/24	16,724	15,888
6.375% 10/15/21	8,540	8,721
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20	3,610	3,642
6.25% 2/1/22	2,435	2,458
6.375% 12/15/25	18,085	17,972
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.78% 12/21/65 (a)(b)(d)	7,105	6,288
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 5.03% 12/21/65 (a)(b)(d)	4,720	4,201
MSCI, Inc.:
5.375% 5/15/27 (a)	5,260	5,207
5.75% 8/15/25 (a)	3,285	3,375
Navient Corp.:
5% 10/26/20	2,165	2,177
6.625% 7/26/21	3,750	3,858
6.75% 6/25/25	10,695	10,428
6.75% 6/15/26	2,645	2,544
7.25% 9/25/23	2,670	2,763
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	2,530	2,407
5.25% 8/15/22 (a)	7,300	7,245
5.5% 2/15/24 (a)	13,482	13,351
Quicken Loans, Inc. 5.25% 1/15/28 (a)	11,965	10,619
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	6,790	6,518
SLM Corp.:
4.875% 6/17/19	10,145	10,183
6.125% 3/25/24	3,190	3,102
7.25% 1/25/22	5,390	5,606
8% 3/25/20	9,007	9,401
Springleaf Financial Corp.:
6.125% 5/15/22	5,360	5,387
6.875% 3/15/25	2,620	2,509
7.125% 3/15/26	24,790	23,251
		189,101
Diversified Media - 1.1%
E.W. Scripps Co. 5.125% 5/15/25 (a)	2,010	1,889
MDC Partners, Inc. 6.5% 5/1/24 (a)	25,547	20,949
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	4,540	4,414
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	18,410	17,927
		45,179
Energy - 14.9%
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,423
5.625% 6/1/23 (Reg. S)	3,960	3,960
Antero Resources Finance Corp. 5.375% 11/1/21	4,735	4,735
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (a)	5,285	5,364
California Resources Corp. 8% 12/15/22 (a)	31,310	27,866
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	2,615	2,563
7% 6/30/24	23,928	25,872
Cheniere Energy Partners LP:
5.25% 10/1/25	35,880	35,207
5.625% 10/1/26 (a)	5,975	5,885
Chesapeake Energy Corp.:
4.875% 4/15/22	1,957	1,859
5.375% 6/15/21	3,255	3,222
5.75% 3/15/23	3,500	3,325
8% 1/15/25	5,265	5,341
8% 6/15/27	5,730	5,694
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	17,060	16,804
CNX Midstream Partners LP 6.5% 3/15/26 (a)	5,085	4,958
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	2,620	2,627
Comstock Escrow Corp. 9.75% 8/15/26 (a)	17,115	16,516
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(d)	4,080	4,082
6.5% 5/15/26 (a)	10,120	10,069
6.875% 6/15/25 (a)	4,850	4,941
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	9,678
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,655	2,376
DCP Midstream Operating LP 5.375% 7/15/25	12,825	13,005
Denbury Resources, Inc.:
4.625% 7/15/23	14,600	12,082
7.5% 2/15/24 (a)	8,530	8,338
9.25% 3/31/22 (a)	12,215	12,734
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,915	1,968
5.75% 1/30/28 (a)	1,925	1,988
Ensco PLC:
4.5% 10/1/24	4,355	3,538
5.2% 3/15/25	2,345	1,923
5.75% 10/1/44	6,460	4,522
7.75% 2/1/26	2,635	2,457
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	15,495	14,953
Exterran Energy Solutions LP 8.125% 5/1/25	2,445	2,463
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	1,970	1,950
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	18,845	18,892
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	12,190	11,489
5.75% 10/1/25 (a)	2,690	2,616
Jonah Energy LLC 7.25% 10/15/25 (a)	18,858	14,992
MEG Energy Corp. 7% 3/31/24 (a)	7,635	7,501
Nabors Industries, Inc. 5.75% 2/1/25	18,410	16,992
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	4,545	4,136
Noble Holding International Ltd.:
5.25% 3/15/42	3,445	2,394
6.05% 3/1/41	4,160	3,037
7.75% 1/15/24	6,385	5,962
7.875% 2/1/26 (a)	4,240	4,208
7.95% 4/1/25 (b)	5,680	5,169
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	3,100	2,995
5.625% 10/15/27 (a)	2,200	2,169
6.25% 6/1/24 (a)	925	950
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	16,895	17,444
7.25% 6/15/25	980	1,009
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,900	1,933
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	5,885	5,650
5.625% 11/15/23	5,625	5,316
Sanchez Energy Corp. 7.25% 2/15/23 (a)	39,085	35,665
SemGroup Corp.:
6.375% 3/15/25	17,134	16,577
7.25% 3/15/26	12,785	12,481
SM Energy Co.:
5% 1/15/24	7,235	6,891
5.625% 6/1/25	4,280	4,120
6.125% 11/15/22	9,667	9,788
Southwestern Energy Co.:
7.5% 4/1/26	9,265	9,427
7.75% 10/1/27	4,955	5,054
Summit Midstream Holdings LLC 5.75% 4/15/25	13,678	13,097
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (a)	6,535	6,298
5.5% 2/15/26 (a)	4,690	4,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	5,865
5% 1/15/28	11,965	11,337
5.25% 5/1/23	2,920	2,913
5.875% 4/15/26 (a)	14,190	14,270
6.75% 3/15/24	1,230	1,288
Teine Energy Ltd. 6.875% 9/30/22 (a)	795	791
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	4,935	4,676
Transocean, Inc. 9% 7/15/23 (a)	4,330	4,541
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	9,917	10,091
Weatherford International Ltd.:
6.5% 8/1/36	3,015	2,005
7% 3/15/38	14,605	9,858
9.875% 2/15/24	3,335	2,585
Weatherford International, Inc.:
6.8% 6/15/37	4,355	2,929
9.875% 3/1/25 (a)	19,010	14,733
		633,889
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	2,800	2,804
5.875% 3/15/25	5,245	5,265
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	7,073	4,031
		12,100
Environmental - 1.1%
Covanta Holding Corp.:
5.875% 3/1/24	6,641	6,624
5.875% 7/1/25	14,289	13,860
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	18,820	18,491
Tervita Escrow Corp. 7.625% 12/1/21 (a)	9,390	9,531
		48,506
Food & Drug Retail - 0.1%
Performance Food Group, Inc. 5.5% 6/1/24 (a)	2,765	2,654
Food/Beverage/Tobacco - 3.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	28,627	27,625
Cott Holdings, Inc. 5.5% 4/1/25 (a)	8,265	7,872
ESAL GmbH 6.25% 2/5/23 (a)	26,230	25,738
JBS Investments GmbH 7.25% 4/3/24 (a)	14,800	14,930
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,855	7,600
6.75% 2/15/28 (a)	14,720	14,352
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	5,230	5,123
4.875% 11/1/26 (a)	1,570	1,515
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	1,330	1,240
Post Holdings, Inc.:
5% 8/15/26 (a)	6,895	6,361
5.5% 3/1/25 (a)	6,025	5,825
5.625% 1/15/28 (a)	5,295	4,979
5.75% 3/1/27 (a)	4,195	4,006
U.S. Foods, Inc. 5.875% 6/15/24 (a)	4,305	4,262
Vector Group Ltd. 6.125% 2/1/25 (a)	21,075	19,178
		150,606
Gaming - 3.5%
Boyd Gaming Corp.:
6% 8/15/26	3,365	3,251
6.375% 4/1/26	2,050	2,032
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	41,840	38,937
Delta Merger Sub, Inc. 6% 9/15/26 (a)	2,045	2,007
Downstream Development Authority 10.5% 2/15/23 (a)	5,285	5,377
Eldorado Resorts, Inc. 6% 4/1/25	5,275	5,209
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,020	1,014
MCE Finance Ltd. 4.875% 6/6/25 (a)	6,855	6,285
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	11,250	10,181
5.625% 5/1/24	3,055	3,059
MGM Mirage, Inc. 5.75% 6/15/25	7,925	7,640
Scientific Games Corp. 5% 10/15/25 (a)	9,365	8,709
Stars Group Holdings BV 7% 7/15/26 (a)	19,930	20,229
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	13,005	12,273
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	11,655	10,548
Wynn Macau Ltd. 4.875% 10/1/24 (a)	13,365	12,129
		148,880
Healthcare - 8.6%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,490	1,397
Centene Escrow Corp. 5.375% 6/1/26 (a)	5,230	5,308
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	4,110	4,100
Community Health Systems, Inc.:
5.125% 8/1/21	33,970	32,187
6.25% 3/31/23	21,990	20,224
6.875% 2/1/22	46,607	23,560
8.625% 1/15/24 (a)	12,460	12,600
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,105	6,927
HCA Holdings, Inc.:
5.25% 6/15/26	3,320	3,378
5.375% 9/1/26	4,615	4,530
5.875% 5/1/23	12,595	13,036
6.25% 2/15/21	7,735	8,035
HealthSouth Corp. 5.75% 9/15/25	5,215	5,163
HLF Financing SARL LLC / Herbalife International, Inc. 7.25% 8/15/26(a)	1,395	1,412
Hologic, Inc. 4.375% 10/15/25 (a)	4,405	4,130
IMS Health, Inc. 5% 10/15/26 (a)	3,785	3,642
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,280	3,082
5.5% 5/1/24	4,965	5,015
6.375% 3/1/24	3,810	3,943
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	15,567
5.5% 2/1/21	8,215	8,323
Teleflex, Inc. 4.875% 6/1/26	9,265	9,033
Tenet Healthcare Corp.:
4.375% 10/1/21	21,045	20,808
5.125% 5/1/25	10,645	10,246
6.75% 6/15/23	5,185	5,170
8.125% 4/1/22	38,840	40,442
THC Escrow Corp. III 7% 8/1/25	9,455	9,274
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	11,780	11,544
5.625% 12/1/21 (a)	3,595	3,541
5.875% 5/15/23 (a)	22,540	21,554
6.125% 4/15/25 (a)	18,095	16,642
7.5% 7/15/21 (a)	4,800	4,872
8.5% 1/31/27 (a)	4,360	4,436
9% 12/15/25 (a)	6,475	6,750
9.25% 4/1/26 (a)	10,470	10,980
Wellcare Health Plans, Inc.:
5.25% 4/1/25	2,765	2,758
5.375% 8/15/26 (a)	2,795	2,788
		366,397
Homebuilders/Real Estate - 1.2%
Beazer Homes U.S.A., Inc. 6.75% 3/15/25	4,135	3,628
Howard Hughes Corp. 5.375% 3/15/25 (a)	18,265	17,534
Mattamy Group Corp. 6.875% 12/15/23 (a)	1,840	1,792
Starwood Property Trust, Inc.:
4.75% 3/15/25	9,535	9,082
5% 12/15/21	4,690	4,667
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	4,782	4,639
TRI Pointe Homes, Inc. 5.25% 6/1/27	5,325	4,546
William Lyon Homes, Inc.:
5.875% 1/31/25	3,095	2,727
6% 9/1/23	2,635	2,404
		51,019
Hotels - 1.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	23,165	21,920
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	26,180	25,591
Hilton Escrow Issuer LLC 4.25% 9/1/24	8,425	8,091
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (a)	3,350	3,384
		58,986
Insurance - 0.1%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	2,645	2,718
Leisure - 1.0%
Mattel, Inc.:
2.35% 8/15/21	7,920	7,108
3.15% 3/15/23	2,635	2,242
6.75% 12/31/25 (a)	26,175	24,989
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,345	1,357
7.25% 11/30/21 (a)	7,035	7,238
		42,934
Metals/Mining - 2.4%
Constellium NV 5.875% 2/15/26 (a)	2,920	2,723
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	12,610	11,002
6.875% 3/1/26 (a)	12,130	10,477
7% 2/15/21 (a)	2,470	2,416
7.25% 5/15/22 (a)	1,975	1,886
7.25% 4/1/23 (a)	9,505	8,780
7.5% 4/1/25 (a)	24,970	22,286
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	3,140	3,014
5.125% 5/15/24 (a)	3,860	3,667
Freeport-McMoRan, Inc.:
3.55% 3/1/22	11,010	10,418
3.875% 3/15/23	10,420	9,639
6.875% 2/15/23	4,275	4,473
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	13,155	12,283
		103,064
Paper - 0.0%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	1,530	1,431
NewPage Corp. 11.375% 12/31/2014 (c)(e)	30,721	0
		1,431
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	11,765	11,030
5% 10/15/25 (a)	2,655	2,489
Golden Nugget, Inc. 6.75% 10/15/24 (a)	7,965	7,945
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	14,865	14,661
		36,125
Services - 3.2%
APX Group, Inc. 7.625% 9/1/23	5,605	4,988
Aramark Services, Inc.:
4.75% 6/1/26	9,515	9,063
5% 4/1/25 (a)	6,480	6,411
5.125% 1/15/24	3,350	3,333
Avantor, Inc. 6% 10/1/24 (a)	20,310	20,259
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	11,205	11,037
CDK Global, Inc. 5.875% 6/15/26	1,600	1,612
Corrections Corp. of America 5% 10/15/22	4,758	4,597
H&E Equipment Services, Inc. 5.625% 9/1/25	5,295	5,043
Hertz Corp.:
5.5% 10/15/24 (a)	53,650	41,311
6.25% 10/15/22	7,820	6,862
IHS Markit Ltd.:
4% 3/1/26 (a)	1,980	1,863
4.75% 2/15/25 (a)	2,160	2,138
5% 11/1/22 (a)	1,360	1,388
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	4,050	3,837
Laureate Education, Inc. 8.25% 5/1/25 (a)	10,170	10,907
		134,649
Steel - 0.3%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	3,545	3,696
Commercial Metals Co. 5.75% 4/15/26 (a)	10,530	10,109
		13,805
Super Retail - 0.3%
Netflix, Inc. 4.375% 11/15/26	7,580	6,937
Sally Holdings LLC 5.625% 12/1/25	1,455	1,351
Sonic Automotive, Inc. 6.125% 3/15/27	6,760	6,135
		14,423
Technology - 1.6%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,328
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,235	2,204
First Data Corp. 5% 1/15/24 (a)	5,945	5,886
Itron, Inc. 5% 1/15/26 (a)	3,675	3,422
Nuance Communications, Inc. 5.625% 12/15/26	14,545	14,254
Open Text Corp. 5.875% 6/1/26 (a)	4,285	4,306
Qorvo, Inc. 5.5% 7/15/26 (a)	7,700	7,719
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,610	1,747
Symantec Corp.:
4.2% 9/15/20	3,215	3,207
5% 4/15/25 (a)	15,629	14,704
TTM Technologies, Inc. 5.625% 10/1/25 (a)	7,255	7,074
		67,851
Telecommunications - 7.9%
Altice Financing SA:
6.625% 2/15/23 (a)	6,950	6,879
7.5% 5/15/26 (a)	17,345	16,304
Altice Finco SA:
7.625% 2/15/25 (a)	18,085	16,073
8.125% 1/15/24 (a)	5,140	5,050
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	11,425	11,454
Citizens Utilities Co. 7.05% 10/1/46	12,280	6,140
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	3,860	3,884
Frontier Communications Corp.:
8.5% 4/1/26 (a)	9,700	9,009
11% 9/15/25	18,635	13,650
GCI, Inc. 6.875% 4/15/25	6,590	6,800
Intelsat Jackson Holdings SA:
5.5% 8/1/23	6,755	6,046
7.5% 4/1/21	770	780
8% 2/15/24 (a)	11,680	12,220
8.5% 10/15/24 (a)	15,990	15,710
Level 3 Financing, Inc.:
5.125% 5/1/23	9,175	9,106
5.375% 1/15/24	21,700	21,483
5.375% 5/1/25	2,870	2,802
Millicom International Cellular SA 6.625% 10/15/26 (a)	4,495	4,540
Neptune Finco Corp.:
6.625% 10/15/25 (a)	7,010	7,343
10.875% 10/15/25 (a)	2,345	2,706
Sable International Finance Ltd. 6.875% 8/1/22 (a)	10,115	10,558
SFR Group SA:
6.25% 5/15/24 (a)	4,450	4,266
7.375% 5/1/26 (a)	7,630	7,303
8.125% 2/1/27 (a)	2,640	2,614
Sprint Capital Corp. 6.875% 11/15/28	7,065	6,941
Sprint Communications, Inc. 6% 11/15/22	26,110	26,355
Sprint Corp.:
7.125% 6/15/24	15,025	15,363
7.25% 9/15/21	10,260	10,709
7.625% 3/1/26	8,365	8,663
7.875% 9/15/23	30,390	32,441
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,784
6% 4/15/24	10,590	10,855
Wind Tre SpA 5% 1/20/26 (a)	6,345	5,401
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	5,075	4,975
6.375% 5/15/25	6,870	7,025
		335,232
Transportation Ex Air/Rail - 1.4%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	3,575	3,508
5.5% 1/15/23 (a)	7,345	7,308
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	15,555	13,047
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	40,435	30,528
11.25% 8/15/22 (a)	5,310	4,620
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,575	1,465
		60,476
Utilities - 3.2%
Calpine Corp.:
5.25% 6/1/26 (a)	5,645	5,186
5.75% 1/15/25	10,695	9,557
Dynegy, Inc.:
7.375% 11/1/22	1,648	1,710
7.625% 11/1/24	9,407	9,948
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,480	3,419
7% 6/15/23	11,110	11,068
InterGen NV 7% 6/30/23 (a)	39,739	39,044
NRG Energy, Inc.:
5.75% 1/15/28	3,380	3,372
7.25% 5/15/26	1,000	1,063
NRG Yield Operating LLC 5% 9/15/26	2,685	2,497
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,598	1,726
Talen Energy Supply LLC:
6.5% 6/1/25	17,760	13,231
10.5% 1/15/26 (a)	18,795	16,516
The AES Corp.:
5.125% 9/1/27	2,655	2,622
6% 5/15/26	8,415	8,604
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	5,990	5,900
		135,463

TOTAL NONCONVERTIBLE BONDS		3,495,382

TOTAL CORPORATE BONDS
(Cost $3,627,734)		3,523,562
	Shares	Value (000s)

Common Stocks - 1.3%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(f)	27,176	173
UC Holdings, Inc. (e)	103,457	2,159

TOTAL AUTOMOTIVE & AUTO PARTS		2,332

Environmental - 0.3%
Tervita Corp. (f)	2,277,751	12,959
Food & Drug Retail - 0.9%
Southeastern Grocers, Inc. (e)(f)	979,852	39,762
Healthcare - 0.0%
HealthSouth Corp.	22	1
TOTAL COMMON STOCKS
(Cost $44,910)		55,054

Convertible Preferred Stocks - 0.7%
Energy - 0.4%
Chesapeake Energy Corp. Series A, 5.75%	28,510	16,547
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	3,294	3,441
Utilities - 0.2%
Vistra Energy Corp. 7.00%	105,200	9,583
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $30,660)		29,571
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 5.2%
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0365% 11/18/24 (b)(d)	2,725	2,710
Cable/Satellite TV - 0.6%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 1/25/26 (b)(d)	4,075	4,066
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.2795% 8/14/26 (b)(d)	5,400	5,282
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5395% 8/19/23 (b)(d)	18,734	18,031

TOTAL CABLE/SATELLITE TV		27,379

Energy - 0.6%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6699% 12/31/21 (b)(d)	4,570	5,084
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0365% 12/31/22 (b)(d)	6,395	6,480
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.896% 7/29/21 (b)(d)	12,592	12,571
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7841% 5/7/25 (b)(d)	2,668	2,655

TOTAL ENERGY		26,790

Food & Drug Retail - 0.7%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3645% 5/31/24 (b)(d)	20,648	20,364
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.677% 11/25/22 (b)(d)	9,792	7,873

TOTAL FOOD & DRUG RETAIL		28,237

Gaming - 0.3%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 12/22/24 (b)(d)	10,480	10,478
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2299% 10/4/23 (b)(d)	2,780	2,781

TOTAL GAMING		13,259

Healthcare - 0.2%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25(b)(d)	910	913
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2739% 6/1/25 (b)(d)	6,074	6,073

TOTAL HEALTHCARE		6,986

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0471% 1/25/24 (b)(d)	2,160	2,162
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (b)(d)	21,416	21,343

TOTAL INSURANCE		23,505

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (b)(d)	6,247	6,266
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/17/24 (b)(d)	4,158	4,140
Services - 0.5%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(d)	16,501	16,395
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (b)(d)	3,389	3,391

TOTAL SERVICES		19,786

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3861% 8/23/23 (b)(d)	6,980	7,049
Technology - 0.2%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6484% 10/2/25 (b)(d)	5,410	5,423
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2865% 4/26/24 (b)(d)	2,690	2,675

TOTAL TECHNOLOGY		8,098

Telecommunications - 1.1%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.06% 3/31/21 (b)(d)	21,291	20,626
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.06% 6/15/24 (b)(d)	1,352	1,306
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.7949% 1/2/24 (b)(d)	1,480	1,532
Tranche B-5, term loan 6.625% 1/2/24	1,485	1,521
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/24 (b)(d)	18,834	18,673
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 2/3/24 (b)(d)	3,251	3,247

TOTAL TELECOMMUNICATIONS		46,905

Utilities - 0.0%
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.552% 12/14/23 (b)(d)	1,911	1,912
TOTAL BANK LOAN OBLIGATIONS
(Cost $224,059)		223,022

Preferred Securities - 1.8%
Banks & Thrifts - 1.6%
Bank of America Corp. 5.2% (b)(g)	12,860	12,818
Barclays PLC:
7.75% (b)(g)	2,655	2,693
7.875% (Reg. S) (b)(g)	14,130	14,698
Credit Agricole SA 6.625% (a)(b)(g)	2,785	2,829
Royal Bank of Scotland Group PLC:
7.5% (b)(g)	14,795	15,137
8.625% (b)(g)	2,525	2,674
Wells Fargo & Co. 5.9% (b)(g)	18,095	18,545

TOTAL BANKS & THRIFTS		69,394

Energy - 0.2%
DCP Midstream Partners LP 7.375% (b)(g)	2,715	2,677
Summit Midstream Partners LP 9.5% (b)(g)	5,320	5,406

TOTAL ENERGY		8,083

TOTAL PREFERRED SECURITIES
(Cost $77,426)		77,477
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 2.23% (h)
(Cost $231,612)	231,604,390	231,651
TOTAL INVESTMENT IN SECURITIES - 97.2%
(Cost $4,236,401)		4,140,337
NET OTHER ASSETS (LIABILITIES) - 2.8%		118,836
NET ASSETS - 100%		$4,259,173

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,147,153,000 or 50.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Level 3 security

 (f) Non-income producing

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,059
Total	$3,059

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,332	$--	$--	$2,332
Consumer Staples	39,762	--	--	39,762
Energy	16,547	--	16,547	--
Health Care	1	1	--	--
Industrials	12,959	12,959	--	--
Real Estate	3,441	--	3,441	--
Utilities	9,583	--	9,583	--
Corporate Bonds	3,523,562	--	3,523,562	--
Bank Loan Obligations	223,022	--	223,022	--
Preferred Securities	77,477	--	77,477	--
Money Market Funds	231,651	231,651	--	--
Total Investments in Securities:	$4,140,337	$244,611	$3,853,632	$42,094

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$2,753
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	9,505
Cost of Purchases	29,836
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$42,094
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$9,505

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
Canada	6.0%
Luxembourg	4.6%
Netherlands	3.1%
Cayman Islands	2.1%
Multi-National	1.7%
United Kingdom	1.7%
Ireland	1.2%
Bermuda	1.0%
Austria	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,004,789)	$3,908,686
Fidelity Central Funds (cost $231,612)	231,651
Total Investment in Securities (cost $4,236,401)		$4,140,337
Receivable for investments sold		103,681
Receivable for fund shares sold		2,925
Dividends receivable		466
Interest receivable		62,165
Distributions receivable from Fidelity Central Funds		609
Prepaid expenses		8
Total assets		4,310,191
Liabilities
Payable for investments purchased	$39,178
Payable for fund shares redeemed	5,522
Distributions payable	3,735
Accrued management fee	2,012
Other affiliated payables	501
Other payables and accrued expenses	70
Total liabilities		51,018
Net Assets		$4,259,173
Net Assets consist of:
Paid in capital		$4,478,499
Total distributable earnings (loss)		(219,326)
Net Assets, for 490,431 shares outstanding		$4,259,173
Net Asset Value, offering price and redemption price per share ($4,259,173 ÷ 490,431 shares)		$8.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$2,676
Interest		132,615
Income from Fidelity Central Funds		3,059
Total income		138,350
Expenses
Management fee	$12,058
Transfer agent fees	2,428
Accounting fees and expenses	573
Custodian fees and expenses	24
Independent trustees' fees and expenses	13
Registration fees	63
Audit	57
Legal	25
Miscellaneous	16
Total expenses before reductions	15,257
Expense reductions	(27)
Total expenses after reductions		15,230
Net investment income (loss)		123,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,608)
Foreign currency transactions	2
Total net realized gain (loss)		(20,606)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(62,848)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(62,847)
Net gain (loss)		(83,453)
Net increase (decrease) in net assets resulting from operations		$39,667

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,120	$250,792
Net realized gain (loss)	(20,606)	50,496
Change in net unrealized appreciation (depreciation)	(62,847)	(117,644)
Net increase (decrease) in net assets resulting from operations	39,667	183,644
Distributions to shareholders	(112,852)	–
Distributions to shareholders from net investment income	–	(237,387)
Total distributions	(112,852)	(237,387)
Share transactions
Proceeds from sales of shares	484,095	792,990
Reinvestment of distributions	91,266	192,732
Cost of shares redeemed	(567,346)	(1,099,687)
Net increase (decrease) in net assets resulting from share transactions	8,015	(113,965)
Redemption fees	–	129
Total increase (decrease) in net assets	(65,170)	(167,579)
Net Assets
Beginning of period	4,324,343	4,491,922
End of period	$4,259,173	$4,324,343
Other Information
Undistributed net investment income end of period		$40,146
Shares
Sold	54,789	88,562
Issued in reinvestment of distributions	10,358	21,532
Redeemed	(64,320)	(122,840)
Net increase (decrease)	827	(12,746)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.94	$8.31	$9.04	$9.45	$9.59
Income from Investment Operations
Net investment income (loss)A	.250	.513	.501	.503	.495	.523
Net realized and unrealized gain (loss)	(.171)	(.137)	.597	(.741)	(.291)	(.091)
Total from investment operations	.079	.376	1.098	(.238)	.204	.432
Distributions from net investment income	(.229)	(.486)	(.469)	(.493)	(.486)	(.509)
Distributions from net realized gain	–	–	–	–	(.129)	(.064)
Total distributions	(.229)	(.486)	(.469)	(.493)	(.615)	(.573)
Redemption fees added to paid in capitalA	–	–B	.001	.001	.001	.001
Net asset value, end of period	$8.68	$8.83	$8.94	$8.31	$9.04	$9.45
Total ReturnC,D	.89%	4.27%	13.56%	(2.47)%	2.29%	4.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.70%	.72%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.70%G	.70%	.72%	.73%	.72%	.72%
Expenses net of all reductions	.70%G	.70%	.72%	.73%	.72%	.72%
Net investment income (loss)	5.62%G	5.73%	5.81%	6.00%	5.38%	5.58%
Supplemental Data
Net assets, end of period (in millions)	$4,259	$4,324	$4,492	$4,434	$5,347	$6,372
Portfolio turnover rateH	80%G	51%	52%	33%	37%	56%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 0	Recovery Value	Recovery Value	0.0%	Increase
Equities	$42,094	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.5 – 5.7 / 5.6	Increase
			Discount rate	10.0% - 15.0% / 10.3%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 10.0%	Decrease
			Strick price	$15.68	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, certain conversion ratio adjustments, contingent interest, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$70,471
Gross unrealized depreciation	(143,705)
Net unrealized appreciation (depreciation)	$(73,234)
Tax cost	$4,213,571

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,673)
Long-term	(139,595)
Total capital loss carryforward	$(151,268)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,662,720 and $1,614,133, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $13.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Reorganization.

Subsequent to period end, on December 7, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor High Income Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). In addition, the Board approved the creation of additional classes of shares that commenced operations on December 4, 2018. The reorganization was accomplished by an exchange of the corresponding classes of the Fund for each class of shares then outstanding of Fidelity Advisor High Income Fund at their net asset value on the reorganization date. The reorganization provides shareholders of Fidelity Advisor High Income Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor High Income Fund's net assets of $693,345, including securities of $686,303 and unrealized depreciation of $(28,031), were combined with the Fund's net assets of $4,115,643 for total net assets after the reorganization of $4,808,988.

10. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. The parties have engaged in mediation but continue to disagree on the value of the unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $13,206 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.70%	$1,000.00	$1,008.90	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SPH-SANN-1218
1.538299.121

Fidelity Advisor® Global High Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

October 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Global High Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Ally Financial, Inc.	1.4
Tenet Healthcare Corp.	1.3
German Federal Republic	1.3
Sprint Capital Corp.	1.2
Valeant Pharmaceuticals International, Inc.	1.2
6.4

Top Five Countries as of October 31, 2018

(excluding cash equivalents)	% of fund's net assets
United States of America	43.8
Netherlands	7.4
Cayman Islands	6.3
Luxembourg	5.5
United Kingdom	2.7

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	13.6
Telecommunications	9.0
Banks & Thrifts	7.4
Healthcare	7.1
Utilities	5.5

Quality Diversification (% of fund's net assets)

As of October 31, 2018
AAA,AA,A	1.3%
BBB	2.9%
BB	37.4%
B	33.8%
CCC,CC,C	11.1%
Not Rated	2.8%
Equities	1.5%
Short-Term Investments and Net Other Assets	9.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Corporate Bonds	79.4%
Government Obligations	1.3%
Stocks	1.5%
Preferred Securities	4.8%
Other Investments	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	9.2%

 * Foreign investments - 47.0%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.4%
		Principal Amount(a)	Value
Aerospace - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		$30,000	$29,663
Bombardier, Inc. 7.5% 12/1/24 (b)		80,000	81,300
BWX Technologies, Inc. 5.375% 7/15/26 (b)		65,000	65,163
DAE Funding LLC:
4.5% 8/1/22 (b)		50,000	48,750
5% 8/1/24 (b)		65,000	63,375
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)		200,000	199,500

TOTAL AEROSPACE			487,751

Air Transportation - 1.4%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		450,000	420,755
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	270,375
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		300,000	294,000
Rumo Luxembourg Sarl:
5.875% 1/18/25 (b)		200,000	190,252
7.375% 2/9/24 (b)		300,000	310,500
United Continental Holdings, Inc. 4.25% 10/1/22		300,000	294,375

TOTAL AIR TRANSPORTATION			1,780,257

Automotive - 0.2%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	228,364
Automotive & Auto Parts - 1.1%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	275,625
Gestamp Funding SA 3.5% 5/15/23 (Reg. S)	EUR	100,000	115,204
Lithia Motors, Inc. 5.25% 8/1/25 (b)		40,000	37,700
Lkq Euro Holdings BV 3.625% 4/1/26	EUR	175,000	195,112
Metalsa SA de CV 4.9% 4/24/23 (b)		350,000	332,241
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	200,000	199,346
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		200,000	192,580

TOTAL AUTOMOTIVE & AUTO PARTS			1,347,808

Banks & Thrifts - 5.0%
Access Bank PLC 10.5% 10/19/21 (b)		200,000	212,880
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	168,766
Ally Financial, Inc.:
5.75% 11/20/25		375,000	384,375
8% 11/1/31		1,115,000	1,340,788
Banco Macro SA 6.75% 11/4/26 (b)(c)		300,000	246,750
Bank of Ireland 10% 12/19/22	EUR	100,000	150,221
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	200,000	231,671
Barclays PLC 2% 2/7/28 (Reg. S) (c)	EUR	100,000	108,021
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	200,000	227,162
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	195,002
Intesa Sanpaolo SpA:
3.928% 9/15/26 (Reg. S)	EUR	100,000	108,724
6.625% 9/13/23 (Reg. S)	EUR	100,000	126,162
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		200,000	206,902
JSC BGEO Group 6% 7/26/23 (b)		200,000	196,092
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	172,099
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	201,977
Roadster Finance Designated Activity Co. 2.375% 12/8/27	EUR	100,000	107,397
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	114,531
5.125% 5/28/24		317,000	313,830
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	165,494
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		300,000	259,193
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	378,070
VimpelCom Holdings BV 4.95% 6/16/24 (b)		300,000	283,971
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	200,380
7.375% 5/30/22 (b)		200,000	202,346

TOTAL BANKS & THRIFTS			6,302,804

Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	98,500
4.75% 8/1/25		125,000	116,200
Sirius XM Radio, Inc.:
5% 8/1/27 (b)		125,000	117,461
5.375% 7/15/26 (b)		380,000	371,640
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		600,000	592,770

TOTAL BROADCASTING			1,296,571

Building Materials - 1.6%
Alam Synergy Pte. Ltd. 6.625% 4/24/22		200,000	163,394
American Woodmark Corp. 4.875% 3/15/26 (b)		335,000	311,131
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	107,238
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	237,064
6% 4/1/24 (Reg. S)		400,000	399,100
China WindPower Group Ltd. 7.9% 1/23/21		200,000	188,402
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	184,752
HD Supply, Inc. 5.375% 10/15/26 (b)		120,000	115,050
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	88,000
Titan Global Finance PLC 2.375% 11/16/24 (Reg. S)	EUR	100,000	107,568
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		105,000	107,390
USG Corp. 4.875% 6/1/27 (b)		15,000	15,033

TOTAL BUILDING MATERIALS			2,024,122

Cable/Satellite TV - 3.9%
Altice SA:
7.625% 2/15/25 (b)		700,000	596,750
7.75% 5/15/22 (b)		235,000	218,844
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	55,825
Cablevision SA 6.5% 6/15/21 (b)		500,000	488,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)		585,000	550,631
5.5% 5/1/26 (b)		110,000	107,113
5.75% 1/15/24		315,000	318,150
5.75% 2/15/26 (b)		65,000	64,350
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
7.5% 4/1/28 (b)		230,000	238,388
7.75% 7/15/25 (b)		210,000	221,550
CSC Holdings LLC:
5.375% 2/1/28 (b)		200,000	188,500
5.5% 4/15/27 (b)		345,000	331,200
DISH DBS Corp. 5% 3/15/23		470,000	411,250
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	108,614
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	114,501
VTR Finance BV 6.875% 1/15/24 (b)		539,000	545,738
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	142,400
Ziggo Secured Finance BV:
3.75% 1/15/25 (Reg. S)	EUR	100,000	113,112
4.25% 1/15/27 (Reg. S)	EUR	100,000	112,128

TOTAL CABLE/SATELLITE TV			4,927,794

Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26 (b)		30,000	30,375
Chemicals - 2.8%
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	200,000	229,526
CF Industries Holdings, Inc.:
4.95% 6/1/43		270,000	230,175
5.15% 3/15/34		335,000	307,363
5.375% 3/15/44		105,000	92,400
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	224,274
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	64,313
5.25% 6/1/27 (b)		70,000	63,175
OCI NV 6.625% 4/15/23 (b)		325,000	333,125
OCP SA 5.625% 4/25/24 (b)		200,000	203,856
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	182,880
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)		80,000	75,800
6.5% 2/1/22 (b)		200,000	202,500
Sasol Financing U.S.A. LLC 5.875% 3/27/24		200,000	201,500
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		150,000	145,500
The Chemours Co. LLC 5.375% 5/15/27		25,000	23,250
TPC Group, Inc. 8.75% 12/15/20 (b)		405,000	396,900
Tronox Finance PLC 5.75% 10/1/25 (b)		35,000	30,713
Tronox, Inc. 6.5% 4/15/26 (b)		185,000	169,275
Valvoline, Inc. 4.375% 8/15/25		400,000	369,000

TOTAL CHEMICALS			3,545,525

Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (b)		140,000	130,550
Prestige Brands, Inc. 6.375% 3/1/24 (b)		85,000	83,938

TOTAL CONSUMER PRODUCTS			214,488

Containers - 2.1%
ARD Finance SA 6.625% 9/15/23 pay-in-kind (c)	EUR	100,000	112,472
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)		200,000	187,500
6.75% 5/15/24 (Reg. S)	EUR	200,000	240,133
7.25% 5/15/24 (b)		200,000	201,000
Ball Corp. 4.875% 3/15/26		205,000	202,181
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	187,000
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		745,000	703,094
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		60,000	54,450
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	188,812
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	18,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	276,196
Silgan Holdings, Inc. 3.25% 3/15/25	EUR	200,000	231,337

TOTAL CONTAINERS			2,602,475

Diversified Financial Services - 2.8%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	112,704
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		120,000	102,600
Comcel Trust 6.875% 2/6/24 (b)		250,000	255,719
FLY Leasing Ltd. 5.25% 10/15/24		60,000	57,000
Fortune Star (BVI) Ltd. 5.25% 3/23/22 (Reg. S)		200,000	181,222
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	100,000	110,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25		215,000	213,656
International Lease Finance Corp. 5.875% 8/15/22		175,000	184,311
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	105,857
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	185,750
MSCI, Inc.:
5.375% 5/15/27 (b)		500,000	495,000
5.75% 8/15/25 (b)		50,000	51,375
Navient Corp.:
6.75% 6/15/26		120,000	115,428
7.25% 9/25/23		55,000	56,925
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		140,000	138,635
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		25,000	23,375
6.875% 2/15/23 (b)		30,000	28,800
SLM Corp.:
6.125% 3/25/24		205,000	199,363
8% 3/25/20		190,000	198,313
Springleaf Financial Corp. 7.125% 3/15/26		270,000	253,233
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	234,000	272,970
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	165,946

TOTAL DIVERSIFIED FINANCIAL SERVICES			3,508,320

Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	28,200
Viacom, Inc.:
5.875% 2/28/57 (c)		75,000	71,621
6.25% 2/28/57 (c)		90,000	86,775

TOTAL DIVERSIFIED MEDIA			186,596

Energy - 12.6%
Antero Resources Corp. 5.125% 12/1/22		140,000	139,038
Areva SA 4.875% 9/23/24	EUR	200,000	234,391
California Resources Corp. 8% 12/15/22 (b)		480,000	427,200
Callon Petroleum Co. 6.125% 10/1/24		25,000	24,375
Centennial Resource Prod LLC 5.375% 1/15/26 (b)		75,000	73,313
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		195,000	191,100
5.875% 3/31/25		80,000	82,200
Cheniere Energy Partners LP 5.625% 10/1/26 (b)		90,000	88,650
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.6863% 4/15/19 (c)(d)		70,000	70,175
4.875% 4/15/22		180,000	171,000
5.75% 3/15/23		65,000	61,750
8% 12/15/22 (b)		168,000	175,140
8% 1/15/25		70,000	71,006
8% 6/15/27		375,000	372,656
China Jinjiang Environment Holding Co. Ltd. 6% 7/27/20 (Reg. S)		200,000	180,787
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	161,200
Comstock Escrow Corp. 9.75% 8/15/26 (b)		95,000	91,675
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (b)(c)(d)		520,000	520,229
6.5% 5/15/26 (b)		245,000	243,775
6.875% 6/15/25 (b)		275,000	280,156
Continental Resources, Inc. 4.375% 1/15/28		95,000	91,834
Covey Park Energy LLC 7.5% 5/15/25 (b)		30,000	29,475
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		60,000	53,700
DCP Midstream Operating LP 5.375% 7/15/25		100,000	101,405
Denbury Resources, Inc.:
4.625% 7/15/23		10,000	8,275
5.5% 5/1/22		130,000	112,450
6.375% 8/15/21		35,000	32,550
7.5% 2/15/24 (b)		125,000	122,188
Drax Finco PLC 6.625% 11/1/25 (b)		200,000	199,500
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	35,963
5.75% 1/30/28 (b)		35,000	36,138
Ensco PLC:
5.2% 3/15/25		30,000	24,600
7.75% 2/1/26		85,000	79,263
Envision Energy Overseas Capital Co. Ltd. 7.5% 4/26/21		200,000	145,500
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		325,000	323,274
8% 11/29/24 (b)		35,000	33,775
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	14,850
6% 10/1/22		200,000	198,000
GCL New Energy Holdings Ltd. 7.1% 1/30/21		200,000	173,494
Geo Coal International Pte Ltd. 8% 10/4/22 (Reg. S)		200,000	184,077
Greenko Dutch BV 5.25% 7/24/24		200,000	180,880
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	100,250
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		275,000	259,188
5.75% 10/1/25 (b)		200,000	194,500
6.25% 11/1/28 (b)		80,000	77,001
HPCL-Mittal Energy Ltd. 5.25% 4/28/27		200,000	175,435
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		95,000	89,775
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	178,366
Jonah Energy LLC 7.25% 10/15/25 (b)		160,000	127,200
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)		80,000	80,600
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	201,000
7.875% 8/1/21 (b)		100,000	101,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	83,938
MEG Energy Corp.:
6.375% 1/30/23 (b)		105,000	101,194
7% 3/31/24 (b)		240,000	235,800
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	187,794
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	47,500
4.5% 9/15/27 (b)		35,000	32,288
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		40,000	40,600
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	3,650
6.2% 8/1/40		85,000	61,838
7.75% 1/15/24		127,000	118,586
7.875% 2/1/26 (b)		80,000	79,400
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind (b)(c)		85,000	87,444
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	343,104
Oasis Petroleum, Inc. 6.875% 3/15/22		43,000	43,269
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)(e)		380,000	182,400
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	407,520
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		435,000	428,810
6.25% 6/1/24 (b)		10,000	10,275
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		70,000	72,100
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	132,275
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	19,981
6.375% 3/31/25 (b)		25,000	25,000
Petrobras Global Finance BV 7.375% 1/17/27		300,000	310,905
Pride International, Inc. 7.875% 8/15/40		95,000	85,025
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	167,026
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	240,971
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	120,000
Sabine Pass Liquefaction LLC 5.625% 3/1/25		15,000	15,661
SemGroup Corp. 7.25% 3/15/26		185,000	180,606
SESI LLC 7.75% 9/15/24		40,000	39,300
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	191,359
SM Energy Co.:
5% 1/15/24		65,000	61,913
5.625% 6/1/25		110,000	105,875
6.625% 1/15/27		65,000	65,325
6.75% 9/15/26		25,000	25,063
Southwestern Energy Co.:
7.5% 4/1/26		65,000	66,138
7.75% 10/1/27		50,000	51,000
Summit Midstream Holdings LLC 5.75% 4/15/25		295,000	282,463
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)		90,000	86,738
5.5% 2/15/26 (b)		75,000	71,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	34,038
5.375% 2/1/27		35,000	34,038
5.875% 4/15/26 (b)		70,000	70,394
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	84,575
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		40,000	37,900
5% 1/31/28 (b)		40,000	35,750
6.625% 6/15/25 (b)(c)		1,210,000	1,261,425
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		45,000	47,565
Transocean Pontus Ltd. 6.125% 8/1/25 (b)		75,000	74,531
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		500,000	468,755
Tupras Turkiye Petrol Rafinerileri A/S 4.5% 10/18/24 (b)		200,000	177,274
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		35,000	35,613
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		50,000	28,750
7.125% 4/15/25 (b)		40,000	17,600
W&T Offshore, Inc. 9.75% 11/1/23 (b)		60,000	58,062
Weatherford International Ltd. 9.875% 2/15/24		80,000	62,000
Weatherford International, Inc. 9.875% 3/1/25 (b)		420,000	325,500
Whiting Petroleum Corp. 6.625% 1/15/26		55,000	55,138
WPX Energy, Inc. 8.25% 8/1/23		60,000	67,425
YPF SA:
8.5% 3/23/21 (b)		175,000	176,663
8.5% 7/28/25 (b)		400,000	378,900

TOTAL ENERGY			15,868,790

Entertainment/Film - 0.4%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		963,594	549,249
Environmental - 0.8%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		25,000	23,438
Covanta Holding Corp.:
5.875% 3/1/24		110,000	109,725
5.875% 7/1/25		15,000	14,550
6% 1/1/27		135,000	130,275
6.375% 10/1/22		95,000	97,019
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		445,000	437,213
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (c)(d)	EUR	200,000	227,776

TOTAL ENVIRONMENTAL			1,039,996

Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24		35,000	33,075
Albertsons, Inc.:
6.625% 6/1/28		75,000	57,750
7.45% 8/1/29		5,000	4,200
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	118,220
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	25,688
Rite Aid Corp. 6.875% 12/15/28 (b)(c)		505,000	338,350
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	114,780
Tesco PLC 5.125% 4/10/47	EUR	100,000	141,168
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)(e)		165,000	102,300

TOTAL FOOD & DRUG RETAIL			935,531

Food/Beverage/Tobacco - 2.2%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	197,102
ESAL GmbH 6.25% 2/5/23 (b)		105,000	103,031
JBS Investments II GmbH 7% 1/15/26 (b)		400,000	395,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		215,000	208,013
5.875% 7/15/24 (b)		10,000	9,815
6.75% 2/15/28 (b)		185,000	180,375
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	44,076
4.875% 11/1/26 (b)		45,000	43,425
MHP SA 7.75% 5/10/24 (b)		300,000	295,767
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		225,000	209,813
5.875% 9/30/27 (b)		245,000	222,338
Post Holdings, Inc.:
5.5% 3/1/25 (b)		50,000	48,344
5.625% 1/15/28 (b)		110,000	103,433
5.75% 3/1/27 (b)		160,000	152,800
Tbla International Pte. Ltd. 7% 1/24/23		400,000	339,156
U.S. Foods, Inc. 5.875% 6/15/24 (b)		70,000	69,300
Vector Group Ltd. 6.125% 2/1/25 (b)		150,000	136,500

TOTAL FOOD/BEVERAGE/TOBACCO			2,758,288

Gaming - 2.1%
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	100,000	120,936
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	100,000	106,756
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		380,000	353,638
Delta Merger Sub, Inc. 6% 9/15/26 (b)		35,000	34,344
Eldorado Resorts, Inc. 6% 4/1/25		70,000	69,125
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	95,476
5.375% 4/15/26		30,000	29,813
International Game Technology PLC 6.25% 1/15/27 (b)		50,000	49,375
MGM Growth Properties Operating Partnership LP 4.5% 1/15/28		350,000	313,250
MGM Mirage, Inc. 8.625% 2/1/19		115,000	115,863
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	13,950
Scientific Games Corp.:
5% 10/15/25 (b)		130,000	120,900
10% 12/1/22		270,000	282,150
Station Casinos LLC 5% 10/1/25 (b)		90,000	83,588
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	200,000
Transocean, Inc. 7.25% 11/1/25 (b)		160,000	155,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		85,000	76,925
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	181,500
5.5% 10/1/27 (b)		200,000	180,500

TOTAL GAMING			2,583,689

Healthcare - 6.8%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		25,000	23,438
Centene Escrow Corp. 5.375% 6/1/26 (b)		245,000	248,675
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		65,000	64,838
Community Health Systems, Inc.:
5.125% 8/1/21		100,000	94,750
6.25% 3/31/23		815,000	749,556
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	97,500
DaVita HealthCare Partners, Inc.:
5% 5/1/25		180,000	169,425
5.125% 7/15/24		215,000	205,325
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	112,428
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	486,250
5.375% 9/1/26		85,000	83,436
5.625% 9/1/28		105,000	103,016
5.875% 3/15/22		274,000	286,673
5.875% 2/15/26		85,000	86,913
7.5% 2/15/22		180,000	195,300
HealthSouth Corp. 5.75% 9/15/25		15,000	14,850
HLF Financing SARL LLC / Herbalife International, Inc. 7.25% 8/15/26 (b)		25,000	25,313
Hologic, Inc.:
4.375% 10/15/25 (b)		75,000	70,313
4.625% 2/1/28 (b)		30,000	27,413
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	228,888
5% 10/15/26 (b)		120,000	115,462
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	202,300
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	310,101
5.25% 8/1/26		100,000	96,500
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		145,000	148,625
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	154,225
5.5% 2/1/21		120,000	121,575
Teleflex, Inc. 4.625% 11/15/27		30,000	27,831
Tenet Healthcare Corp.:
4.625% 7/15/24		445,000	428,913
5.125% 5/1/25		210,000	202,125
6.75% 6/15/23		470,000	468,684
8.125% 4/1/22		515,000	536,244
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	300,000	297,844
2.8% 7/21/23		350,000	308,767
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (b)		115,000	108,963
5.5% 11/1/25 (b)		110,000	107,800
5.875% 5/15/23 (b)		375,000	358,594
6.125% 4/15/25 (b)		155,000	142,554
6.5% 3/15/22 (b)		80,000	82,800
7% 3/15/24 (b)		160,000	167,550
7.5% 7/15/21 (b)		252,000	255,780
9.25% 4/1/26 (b)		300,000	314,625
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	87,200
Wellcare Health Plans, Inc.:
5.25% 4/1/25		50,000	49,875
5.375% 8/15/26 (b)		55,000	54,863

TOTAL HEALTHCARE			8,524,100

Homebuilders/Real Estate - 4.7%
APL Realty Holdings Pte Ltd. 5.95% 6/2/24 (Reg. S)		200,000	139,278
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		241,000	241,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		115,000	115,000
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	204,752
Central China Real Estate Ltd. 6.5% 3/5/21		300,000	281,068
China Aoyuan Property Group Ltd. 7.95% 9/7/21 (Reg. S)		200,000	193,279
China SCE Property Holdings Ltd. 7.45% 4/17/21 (Reg. S)		200,000	187,271
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	169,093
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	176,006
8.75% 6/28/25 (Reg. S)		200,000	156,750
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	139,104
Howard Hughes Corp. 5.375% 3/15/25 (b)		110,000	105,600
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	149,814
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	160,105
Jiayuan International Group Ltd. 8.25% 11/14/18 (Reg. S)		200,000	198,261
Jingrui Holdings Ltd.:
7.75% 4/12/20		200,000	188,293
9.45% 4/23/21 (Reg. S)		200,000	188,179
Kaisa Group Holdings Ltd. 8.5% 6/30/22 (Reg. S)		200,000	140,990
KWG Property Holding Ltd.:
5.2% 9/21/22 (Reg. S)		200,000	167,279
7.875% 8/9/21 (Reg. S)		200,000	191,891
Lennar Corp. 5.375% 10/1/22		55,000	55,894
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		200,000	178,100
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	24,344
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	162,975
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	289,350
Redco Group 11% 8/29/20 (Reg. S)		200,000	198,469
Ronshine China Holdings Ltd. 6.95% 12/8/19		200,000	198,199
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	28,200
6.125% 4/1/25 (b)		305,000	283,650
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	71,438
Sunac China Holdings Ltd. 7.35% 7/19/21 (Reg. S)		200,000	181,493
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	131,313
Times China Holdings Ltd. 7.85% 6/4/21 (Reg. S)		200,000	187,379
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	86,400
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		220,000	206,250
Yida China Holdings 6.95% 4/19/20 (Reg. S)		200,000	154,894

TOTAL HOMEBUILDERS/REAL ESTATE			5,931,361

Hotels - 0.4%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)		230,000	224,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		70,000	67,900
4.875% 4/1/27		40,000	38,200
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (b)		65,000	65,650
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		140,000	135,800

TOTAL HOTELS			532,375

Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (b)		115,000	102,638
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		120,000	124,036
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	200,000	235,097
HUB International Ltd. 7% 5/1/26 (b)		90,000	87,840
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	73,125

TOTAL INSURANCE			622,736

Leisure - 1.0%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		35,000	33,425
Mattel, Inc. 6.75% 12/31/25 (b)		305,000	291,180
NVA Holdings, Inc. 6.875% 4/1/26 (b)		50,000	49,375
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (b)		480,000	477,600
Silversea Cruises 7.25% 2/1/25 (b)		25,000	26,938
Viking Cruises Ltd. 5.875% 9/15/27 (b)		370,000	352,425
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	65,800

TOTAL LEISURE			1,296,743

Metals/Mining - 3.3%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	258,490
ABM Industries, Inc. 7.125% 8/1/22 (Reg. S)		200,000	180,878
Alcoa Nederland Holding BV 6.125% 5/15/28 (b)		200,000	199,500
Alpha Natural Resources, Inc. 9.75% 4/15/18 (e)(f)		210,000	0
Constellium NV 5.875% 2/15/26 (b)		250,000	233,125
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	174,500
6.875% 3/1/26 (b)		200,000	172,750
7.25% 4/1/23 (b)		300,000	277,125
7.5% 4/1/25 (b)		200,000	178,500
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	43,200
5.125% 3/15/23 (b)		95,000	91,675
Freeport-McMoRan, Inc. 6.875% 2/15/23		215,000	224,944
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		150,000	150,375
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	42,800
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	203,202
Murray Energy Corp. 11.25% 4/15/21 (b)		30,000	19,050
Novelis Corp. 5.875% 9/30/26 (b)		70,000	65,975
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	192,848
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (Reg. S)		200,000	201,977
Qinghai Provincial Investment Group Co. Ltd. 7.875% 3/22/21 (Reg. S)		200,000	152,684
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	190,968
Vedanta Resources PLC:
6.125% 8/9/24		200,000	176,469
6.375% 7/30/22 (b)		400,000	374,200
VM Holding SA 5.375% 5/4/27 (b)		200,000	194,502
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	131,968

TOTAL METALS/MINING			4,131,705

Paper - 0.4%
Progroup AG 3% 3/31/26 (Reg. S)	EUR	225,000	256,495
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	240,280

TOTAL PAPER			496,775

Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		140,000	131,250
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	119,700
8.75% 10/1/25 (b)		65,000	66,788
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	47,000
5% 6/1/24 (b)		195,000	192,319
5.25% 6/1/26 (b)		100,000	98,250

TOTAL RESTAURANTS			655,307

Services - 2.4%
Algeco Scotsman Global Finance PLC:
3 month EURIBOR + 6.250% 6.25% 2/15/23 (c)(d)	EUR	100,000	113,831
6.5% 2/15/23	EUR	100,000	116,940
APX Group, Inc. 7.625% 9/1/23		150,000	133,500
Avantor, Inc. 6% 10/1/24 (b)		220,000	219,450
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		35,000	36,531
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	246,250
CDK Global, Inc.:
4.875% 6/1/27		105,000	98,306
5.875% 6/15/26		35,000	35,263
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	173,491
Elis SA 2.875% 2/15/26 (Reg. S)	EUR	100,000	113,643
FTI Consulting, Inc. 6% 11/15/22		175,000	178,605
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	189,528
H&E Equipment Services, Inc. 5.625% 9/1/25		180,000	171,450
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		31,000	32,240
7.75% 6/1/24 (b)		31,000	32,705
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	32,940
4.75% 2/15/25 (b)		65,000	64,349
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	100,000	110,424
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	200,000	231,582
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	205,700
Laureate Education, Inc. 8.25% 5/1/25 (b)		495,000	530,888

TOTAL SERVICES			3,067,616

Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	57,338
Cleveland-Cliffs, Inc. 5.75% 3/1/25		210,000	198,450
CSN Resources SA 6.5% 7/21/20 (b)		125,000	121,524
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	196,500
Metinvest BV 7.75% 4/23/23 (b)		300,000	288,000
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	100,000	115,263

TOTAL STEEL			977,075

Super Retail - 0.3%
Netflix, Inc.:
4.375% 11/15/26		110,000	100,672
4.875% 4/15/28 (b)		85,000	77,988
5.875% 11/15/28 (b)		140,000	137,550

TOTAL SUPER RETAIL			316,210

Technology - 2.3%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	381,600
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		260,000	249,600
CDW LLC/CDW Finance Corp. 5% 9/1/25		20,000	19,500
Dr. Peng Holding Hong Kong Ltd. 5.05% 6/1/20 (Reg. S)		200,000	164,292
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	276,345
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	78,970
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	49,313
InterXion Holding N.V. 4.75% 6/15/25 (Reg. S)	EUR	100,000	118,079
Itron, Inc. 5% 1/15/26 (b)		30,000	27,938
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	44,606
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	185,628
Match Group, Inc. 5% 12/15/27 (b)		60,000	57,150
Parametric Technology Corp. 6% 5/15/24		20,000	20,450
Qorvo, Inc. 5.5% 7/15/26 (b)		100,000	100,250
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	83,927
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	116,850
SoftBank Corp. 4.75% 9/19/24		35,000	33,673
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	444,862
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	24,375
Uber Technologies, Inc. 8% 11/1/26 (b)(g)		240,000	241,200
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		265,000	227,900

TOTAL TECHNOLOGY			2,946,508

Telecommunications - 8.4%
Altice Finco SA:
4.75% 1/15/28	EUR	150,000	140,736
7.625% 2/15/25 (b)		800,000	711,000
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	286,875
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	201,000
8.625% 5/6/19 (Reg. S)		200,000	201,000
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		200,000	190,500
7.5% 10/15/26 (b)		200,000	200,500
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	228,289
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		200,000	198,852
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		45,000	45,000
5.375% 3/15/27		40,000	39,700
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	120,375
Equinix, Inc. 5.375% 5/15/27		50,000	49,500
Frontier Communications Corp.:
8.5% 4/1/26 (b)		225,000	208,969
11% 9/15/25		300,000	219,750
GCI, Inc. 6.875% 4/15/25		85,000	87,709
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	247,813
5.125% 3/31/27 (b)		200,000	185,502
GTH Finance BV 7.25% 4/26/23 (b)		200,000	207,000
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	169,200
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		260,000	272,025
8.5% 10/15/24 (b)		385,000	378,263
Millicom International Cellular SA 5.125% 1/15/28 (b)		200,000	181,700
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	339,329
Nokia Corp.:
3.375% 6/12/22		35,000	33,513
4.375% 6/12/27		45,000	42,323
Sable International Finance Ltd. 6.875% 8/1/22 (b)		200,000	208,750
SFR Group SA:
7.375% 5/1/26 (b)		150,000	143,579
8.125% 2/1/27 (b)		245,000	242,550
Sprint Capital Corp.:
6.875% 11/15/28		190,000	186,675
6.9% 5/1/19		1,115,000	1,129,595
8.75% 3/15/32		245,000	267,663
Sprint Corp.:
7.125% 6/15/24		200,000	204,500
7.625% 3/1/26		70,000	72,494
7.875% 9/15/23		540,000	576,450
T-Mobile U.S.A., Inc. 4.5% 2/1/26		250,000	233,985
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	389,753
Telecom Italia SpA 5.25% 3/17/55	EUR	300,000	332,591
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	203,018
Telenet Finance Luxembourg Notes SARL:
3.5% 3/1/28 (Reg. S)	EUR	200,000	223,132
5.5% 3/1/28 (b)		600,000	556,500
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	172,936
Wind Tre SpA 5% 1/20/26 (b)		200,000	170,240
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	132,327

TOTAL TELECOMMUNICATIONS			10,633,161

Textiles/Apparel - 0.3%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	92,360
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		35,000	33,863
Golden Legacy Pte Ltd. 8.25% 6/7/21		200,000	205,293

TOTAL TEXTILES/APPAREL			331,516

Transportation Ex Air/Rail - 0.7%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		265,000	260,031
5.5% 1/15/23 (b)		85,000	84,575
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	197,106
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	67,950
11.25% 8/15/22 (b)		135,000	117,450
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		35,000	32,550
Teekay Corp. 8.5% 1/15/20		145,000	147,175

TOTAL TRANSPORTATION EX AIR/RAIL			906,837

Utilities - 5.1%
ContourGlobal Power Holdings SA 4.125% 8/1/25 (Reg. S)	EUR	125,000	138,466
DPL, Inc. 6.75% 10/1/19		495,000	506,756
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		100,000	102,108
Dynegy, Inc.:
5.875% 6/1/23		70,000	71,050
7.375% 11/1/22		105,000	108,938
7.625% 11/1/24		239,000	252,743
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	178,600
InterGen NV 7% 6/30/23 (b)		920,000	903,900
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	177,800
NRG Energy, Inc. 5.75% 1/15/28		1,345,000	1,341,638
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		298,125	321,975
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	29,700
Petrobras Energia SA 7.375% 7/21/23 (Reg. S)		200,000	184,740
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	119,483
6.25% 3/17/24		300,000	303,450
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		200,000	179,694
Talen Energy Supply LLC:
6.5% 6/1/25		215,000	160,175
10.5% 1/15/26 (b)		410,000	360,288
TerraForm Global, Inc. 6.125% 3/1/26 (b)		145,000	134,850
The AES Corp.:
4% 3/15/21		195,000	193,077
5.125% 9/1/27		55,000	54,313
TVO Power Co.:
2.125% 2/4/25 (Reg. S)	EUR	100,000	113,363
2.5% 3/17/21 (Reg. S)	EUR	100,000	117,835
Vertiv Group Corp. 9.25% 10/15/24 (b)		60,000	59,700
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		115,000	113,275
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	200,000	206,142

TOTAL UTILITIES			6,434,059

TOTAL NONCONVERTIBLE BONDS
(Cost $104,536,389)			100,022,877

Government Obligations - 1.3%
Germany - 1.3%
German Federal Republic:
0% 10/13/23	EUR	1,200,000	1,372,180
2% 8/15/23	EUR	200,000	250,978
TOTAL GOVERNMENT OBLIGHTATIONS
(Cost $1,642,884)			1,623,158
		Shares	Value

Common Stocks - 1.4%
Automotive & Auto Parts - 0.1%
General Motors Co.		2,268	82,986
UC Holdings, Inc. (f)		3,510	73,254

TOTAL AUTOMOTIVE & AUTO PARTS			156,240

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,100	187,467
Energy - 0.2%
GulfMark Offshore, Inc.:
warrants 10/21/42 (f)(h)		1,897	66,395
warrants 11/14/42 (f)(h)		5,448	190,680
Riviera Resources, Inc. (h)		94	2,004
Roan Resources, Inc. (h)		448	7,289
The Williams Companies, Inc.		1,900	46,227

TOTAL ENERGY			312,595

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (f)(h)		1,789	72,598
Gaming - 0.3%
Boyd Gaming Corp.		4,800	127,488
Golden Entertainment, Inc. (h)		8,300	150,811
Penn National Gaming, Inc. (h)		4,600	111,688

TOTAL GAMING			389,987

Healthcare - 0.2%
HCA Holdings, Inc.		1,500	200,295
Hotels - 0.1%
Extended Stay America, Inc. unit		5,500	89,540
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,932
Services - 0.1%
United Rentals, Inc. (h)		1,300	156,091
Steel - 0.0%
ANR, Inc. (h)		363	12,705
Utilities - 0.1%
NRG Energy, Inc.		3,900	141,141
TOTAL COMMON STOCKS
(Cost $1,792,360)			1,720,591

Convertible Preferred Stocks - 0.1%
Utilities - 0.1%
Vistra Energy Corp. 7.00%
(Cost $133,084)		1,600	145,749
		Principal Amount	Value

Bank Loan Obligations - 3.8%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.802% 5/30/25 (c)(d)		19,900	19,781
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.802% 6/9/23 (c)(d)		79,202	78,777
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.802% 8/22/24 (c)(d)		128,380	127,708

TOTAL AEROSPACE			226,266

Cable/Satellite TV - 0.8%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 1/25/26 (c)(d)		24,875	24,821
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.97% 2/15/24 (c)(d)		129,350	128,946
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.967% 1/31/26 (c)(d)		386,596	376,529
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5395% 8/19/23 (c)(d)		472,900	455,166
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 1/19/24 (c)(d)		5,000	5,002

TOTAL CABLE/SATELLITE TV			990,464

Chemicals - 0.4%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/28/25 (c)(d)		4,975	4,992
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (c)(d)		9,200	9,223
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (c)(d)		4,785	4,776
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.506% 10/1/25 (c)(d)		45,000	44,831
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.05% 4/3/25 (c)(d)		378,100	376,448
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(d)		9,002	8,989
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(d)		20,773	20,744

TOTAL CHEMICALS			470,003

Diversified Financial Services - 0.0%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 10/31/24 (c)(d)		14,963	15,000
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5295% 3/1/25 (c)(d)		18,966	18,943

TOTAL DIVERSIFIED FINANCIAL SERVICES			33,943

Energy - 0.6%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 5/18/23 (c)(d)		222,188	222,188
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (c)(d)		49,375	48,661
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6699% 12/31/21 (c)(d)		230,000	255,875
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0365% 12/31/22 (c)(d)		185,000	187,466
Pacific Drilling SA:
DIP, term loan 3 month U.S. LIBOR + 7.000% 5.8714% 11/30/18 (c)(d)(f)(i)		31,751	31,751
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (d)(e)		47,875	21,464

TOTAL ENERGY			767,405

Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.05% 3/29/25 (c)(d)		163,763	163,803
Food & Drug Retail - 0.6%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3645% 5/31/24 (c)(d)		698,250	688,649
Tops Markets LLC term loan 3 month U.S. LIBOR + 9.500% 11.8125% 2/23/19 (c)(d)(f)		65,045	65,208

TOTAL FOOD & DRUG RETAIL			753,857

Gaming - 0.0%
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 12/1/23 (c)(d)		19,950	19,981
Healthcare - 0.0%
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/23/24 (c)(d)		4,962	4,958
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2795% 5/10/25 (c)(d)		4,937	4,930
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (c)(d)		14,850	14,757

TOTAL INSURANCE			19,687

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 7/31/24 (c)(d)		4,963	4,964
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 2/28/25 (c)(d)		278,600	277,235

TOTAL LEISURE			282,199

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5296% 6/7/23 (c)(d)		90,000	83,278
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/17/24 (c)(d)		299,801	298,526
Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (c)(d)		95,000	96,188
Technology - 0.4%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0449% 2/28/25 (c)(d)		9,950	10,004
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (c)(d)		115,000	116,454
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (c)(d)		230,706	229,423
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (c)(d)		89,422	88,924

TOTAL TECHNOLOGY			444,805

Telecommunications - 0.1%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/2/26 (c)(d)		135,000	134,849
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,796,659)			4,790,212

Preferred Securities - 4.8%
Automotive & Auto Parts - 0.2%
Volkswagen International Finance NV 3.875% (Reg. S) (c)(j)	EUR	200,000	217,927
Banks & Thrifts - 2.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(j)		200,000	190,472
Banco Do Brasil SA 9% (b)(c)(j)		200,000	213,689
Banco Mercantil del Norte SA 7.625% (b)(c)(j)		400,000	393,159
Bank of America Corp. 5.875% (c)(j)		355,000	347,058
Bank of East Asia Ltd. 5.5% (c)(j)		200,000	202,135
Barclays Bank PLC 7.625% 11/21/22		260,000	286,385
Citigroup, Inc. 5.35% (c)(j)		550,000	542,281
Credit Agricole SA:
7.875% (b)(c)(j)		200,000	208,438
8.125% (b)(c)(j)		200,000	216,254
Itau Unibanco Holding SA 6.125% (b)(c)(j)		200,000	197,003
Standard Chartered PLC 7.5% (b)(c)(j)		200,000	203,486

TOTAL BANKS & THRIFTS			3,000,360

Consumer Products - 0.6%
Cosan Overseas Ltd. 8.25% (j)		700,000	722,560
Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(j)	EUR	200,000	245,350
Healthcare - 0.1%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(j)		200,000	189,165
Homebuilders/Real Estate - 0.6%
Agile Property Holdings Ltd. 6.875% (Reg. S) (c)(j)		200,000	177,166
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(j)		200,000	168,695
Grand City Properties SA 3.75% (c)(j)	EUR	100,000	119,096
RKI Overseas Finance 2017 (A) 7% (Reg. S) (j)		200,000	157,858
Yuzhou Properties Co. 5.375% (Reg. S) (c)(j)		200,000	167,459

TOTAL HOMEBUILDERS/REAL ESTATE			790,274

Telecommunications - 0.5%
Colombia Telecomunicaciones SA 8.5% (b)(c)(j)		200,000	206,903
Telefonica Europe BV:
3.875% (Reg. S) (c)(j)	EUR	200,000	212,768
5% (Reg. S) (c)(j)	EUR	200,000	244,528

TOTAL TELECOMMUNICATIONS			664,199

Utilities - 0.2%
EDF SA 5.375% 12/31/99 (c)	EUR	200,000	250,273
TOTAL PREFERRED SECURITIES
(Cost $6,306,965)			6,080,108
		Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 2.23% (k)
(Cost $10,184,149)		10,182,363	10,184,399
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $129,392,490)			124,567,094
NET OTHER ASSETS (LIABILITIES) - 1.1%			1,337,609
NET ASSETS - 100%			$125,904,703

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,681,998 or 43.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $13,074 and $13,074, respectively.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,567
Total	$64,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$635,767	$562,513	$--	$73,254
Consumer Staples	72,598	--	--	72,598
Energy	325,300	68,225	--	257,075
Health Care	200,295	200,295	--	--
Industrials	156,091	156,091	--	--
Materials	189,399	189,399	--	--
Utilities	286,890	141,141	145,749	--
Corporate Bonds	100,022,877	--	100,022,877	--
Government Obligations	1,623,158	--	1,623,158	--
Bank Loan Obligations	4,790,212	--	4,693,253	96,959
Preferred Securities	6,080,108	--	6,080,108	--
Money Market Funds	10,184,399	10,184,399	--	--
Total Investments in Securities:	$124,567,094	$11,502,063	$112,565,145	$499,886

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.0%
Netherlands	7.4%
Cayman Islands	6.3%
Luxembourg	5.5%
United Kingdom	2.7%
Canada	2.4%
Germany	2.0%
Ireland	2.0%
Argentina	1.9%
Singapore	1.6%
France	1.5%
Mexico	1.4%
British Virgin Islands	1.3%
Italy	1.3%
Bermuda	1.3%
Multi-National	1.1%
Others (Individually Less Than 1%)	7.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $119,208,341)	$114,382,695
Fidelity Central Funds (cost $10,184,149)	10,184,399
Total Investment in Securities (cost $129,392,490)		$124,567,094
Foreign currency held at value (cost $27,595)		27,595
Receivable for investments sold		375,954
Receivable for fund shares sold		130,484
Dividends receivable		13,893
Interest receivable		1,751,504
Distributions receivable from Fidelity Central Funds		21,047
Prepaid expenses		266
Receivable from investment adviser for expense reductions		63
Other receivables		44
Total assets		126,887,944
Liabilities
Payable to custodian bank	$44,942
Payable for investments purchased
Regular delivery	51,126
Delayed delivery	240,000
Payable for fund shares redeemed	436,387
Distributions payable	67,106
Accrued management fee	75,203
Distribution and service plan fees payable	5,724
Other affiliated payables	19,499
Other payables and accrued expenses	43,254
Total liabilities		983,241
Net Assets		$125,904,703
Net Assets consist of:
Paid in capital		$134,068,916
Total distributable earnings (loss)		(8,164,213)
Net Assets		$125,904,703
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,998,115 ÷ 756,850 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class M:
Net Asset Value and redemption price per share ($3,976,427 ÷ 430,095 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class C:
Net Asset Value and offering price per share ($4,083,406 ÷ 441,609 shares)(a)		$9.25
Global High Income:
Net Asset Value, offering price and redemption price per share ($105,417,393 ÷ 11,399,871 shares)		$9.25
Class I:
Net Asset Value, offering price and redemption price per share ($5,429,362 ÷ 587,142 shares)		$9.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$239,089
Interest		3,862,764
Income from Fidelity Central Funds		64,567
Total income		4,166,420
Expenses
Management fee	$481,876
Transfer agent fees	95,012
Distribution and service plan fees	36,119
Accounting fees and expenses	28,363
Custodian fees and expenses	10,483
Independent trustees' fees and expenses	421
Registration fees	26,167
Audit	39,647
Legal	1,401
Miscellaneous	465
Total expenses before reductions	719,954
Expense reductions	(5,549)
Total expenses after reductions		714,405
Net investment income (loss)		3,452,015
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(933,507)
Fidelity Central Funds	189
Foreign currency transactions	(13,366)
Total net realized gain (loss)		(946,684)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,189,894)
Fidelity Central Funds	(252)
Assets and liabilities in foreign currencies	(5,191)
Total change in net unrealized appreciation (depreciation)		(4,195,337)
Net gain (loss)		(5,142,021)
Net increase (decrease) in net assets resulting from operations		$(1,690,006)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,452,015	$6,265,299
Net realized gain (loss)	(946,684)	(759,334)
Change in net unrealized appreciation (depreciation)	(4,195,337)	(118,096)
Net increase (decrease) in net assets resulting from operations	(1,690,006)	5,387,869
Distributions to shareholders	(3,663,407)	–
Distributions to shareholders from net investment income	–	(5,436,985)
Total distributions	(3,663,407)	(5,436,985)
Share transactions - net increase (decrease)	(21,364,951)	50,750,887
Redemption fees	–	9,631
Total increase (decrease) in net assets	(26,718,364)	50,711,402
Net Assets
Beginning of period	152,623,067	101,911,665
End of period	$125,904,703	$152,623,067
Other Information
Undistributed net investment income end of period		$745,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.54	$9.07	$9.60	$10.21	$10.46
Income from Investment Operations
Net investment income (loss)A	.229	.462	.463	.462	.476	.506
Net realized and unrealized gain (loss)	(.347)	.006B	.422	(.541)	(.293)C	(.036)
Total from investment operations	(.118)	.468	.885	(.079)	.183	.470
Distributions from net investment income	(.216)	(.399)	(.418)	(.454)	(.486)	(.483)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.242)	(.399)	(.418)	(.454)	(.796)	(.722)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.61	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E,F	(1.25)%	4.94%	10.00%	(.65)%	1.97%C	4.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.31%	1.36%	1.38%	1.28%	1.23%
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.23%
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%	1.23%
Net investment income (loss)	4.80%I	4.75%	4.98%	5.11%	4.82%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6,998	$8,712	$7,102	$6,187	$7,036	$8,000
Portfolio turnover rateJ	38%I	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.54	$9.07	$9.60	$10.21	$10.46
Income from Investment Operations
Net investment income (loss)A	.229	.462	.464	.462	.474	.504
Net realized and unrealized gain (loss)	(.347)	.006B	.421	(.541)	(.291)C	(.036)
Total from investment operations	(.118)	.468	.885	(.079)	.183	.468
Distributions from net investment income	(.216)	(.399)	(.418)	(.454)	(.486)	(.481)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.242)	(.399)	(.418)	(.454)	(.796)	(.720)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.61	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E,F	(1.25)%	4.94%	10.00%	(.65)%	1.98%C	4.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.40%	1.50%	1.48%	1.40%	1.35%
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.80%I	4.75%	4.98%	5.11%	4.82%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,976	$4,301	$3,029	$1,436	$1,745	$1,595
Portfolio turnover rateJ	38%I	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.54	$9.07	$9.60	$10.21	$10.46
Income from Investment Operations
Net investment income (loss)A	.193	.390	.394	.394	.401	.428
Net realized and unrealized gain (loss)	(.347)	.005B	.422	(.540)	(.292)C	(.035)
Total from investment operations	(.154)	.395	.816	(.146)	.109	.393
Distributions from net investment income	(.180)	(.326)	(.349)	(.387)	(.412)	(.406)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.206)	(.326)	(.349)	(.387)	(.722)	(.645)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.61	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E,F	(1.62)%	4.16%	9.19%	(1.39)%	1.22%C	4.05%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.04%I	2.08%	2.18%	2.20%	2.12%	2.05%
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	4.05%I	4.00%	4.23%	4.36%	4.07%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$4,083	$4,420	$3,775	$3,437	$3,811	$3,720
Portfolio turnover rateJ	38%I	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$9.54	$9.07	$9.60	$10.21	$10.47
Income from Investment Operations
Net investment income (loss)A	.242	.487	.486	.486	.508	.534
Net realized and unrealized gain (loss)	(.357)	.015B	.423	(.542)	(.301)C	(.046)
Total from investment operations	(.115)	.502	.909	(.056)	.207	.488
Distributions from net investment income	(.229)	(.423)	(.442)	(.477)	(.510)	(.511)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.255)	(.423)	(.442)	(.477)	(.820)	(.750)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.62	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E	(1.22)%	5.31%	10.28%	(.40)%	2.23%C	5.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	1.02%	1.14%	1.20%	1.05%	.95%
Expenses net of fee waivers, if any	.98%H	1.00%	1.00%	1.00%	1.00%	.95%
Expenses net of all reductions	.98%H	1.00%	1.00%	1.00%	1.00%	.95%
Net investment income (loss)	5.06%H	5.00%	5.23%	5.35%	5.07%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$105,417	$125,192	$85,188	$93,256	$119,712	$344,206
Portfolio turnover rateI	38%H	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$9.54	$9.07	$9.60	$10.21	$10.47
Income from Investment Operations
Net investment income (loss)A	.241	.485	.486	.483	.501	.532
Net realized and unrealized gain (loss)	(.357)	.017B	.423	(.539)	(.293)C	(.046)
Total from investment operations	(.116)	.502	.909	(.056)	.208	.486
Distributions from net investment income	(.228)	(.423)	(.442)	(.477)	(.511)	(.509)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.254)	(.423)	(.442)	(.477)	(.821)	(.748)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.62	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E	(1.23)%	5.31%	10.28%	(.40)%	2.23%C	5.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.03%	1.16%	1.10%	1.02%	.97%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	.97%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	.97%
Net investment income (loss)	5.05%H	5.00%	5.23%	5.35%	5.07%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$5,429	$9,999	$2,817	$1,905	$2,481	$5,344
Portfolio turnover rateI	38%H	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,913,826
Gross unrealized depreciation	(6,159,370)
Net unrealized appreciation (depreciation)	$(4,245,544)
Tax cost	$128,812,638

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(549,846)
Long-term	(2,729,707)
Total capital loss carryforward	$(3,279,553)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,829,567 and $44,705,578, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,944	$611
Class M	-%	.25%	5,195	–
Class C	.75%	.25%	20,980	3,363
			$36,119	$3,974

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$522
Class M	240
Class C(a)	675
$1,437

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,329.18
Class M	5,497.26
Class C	4,152.20
Global High Income	73,070.13
Class I	4,964.15
	$95,012

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $185 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$1,392
Class M	1.25%	2,357
Class C	2.00%	867
Class I	1.00%	406
		$5,022

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $131 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $396.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Class A	$205,519	$–
Class M	106,426	–
Class C	91,703	–
Global High Income	3,086,982	–
Class I	172,777	–
Total	$3,663,407	$–
From net investment income
Class A	$–	$310,111
Class M	–	155,128
Class C	–	136,286
Global High Income	–	4,624,133
Class I	–	211,327
Total	$–	$5,436,985

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Class A
Shares sold	37,029	396,196	$351,636	$3,854,052
Reinvestment of distributions	20,873	30,483	196,966	296,845
Shares redeemed	(207,193)	(265,014)	(1,960,431)	(2,572,077)
Net increase (decrease)	(149,291)	161,665	$(1,411,829)	$1,578,820
Class M
Shares sold	32,963	231,508	$310,789	$2,248,387
Reinvestment of distributions	11,048	15,505	104,209	151,013
Shares redeemed	(61,284)	(117,144)	(578,415)	(1,138,519)
Net increase (decrease)	(17,273)	129,869	$(163,417)	$1,260,881
Class C
Shares sold	38,156	138,068	$359,572	$1,347,084
Reinvestment of distributions	9,347	13,435	88,190	130,866
Shares redeemed	(65,583)	(87,540)	(620,722)	(849,876)
Net increase (decrease)	(18,080)	63,963	$(172,960)	$628,074
Global High Income
Shares sold	1,286,528	7,832,164	$12,187,650	$76,394,064
Reinvestment of distributions	281,743	403,775	2,658,139	3,933,620
Shares redeemed	(3,188,572)	(4,144,739)	(30,156,464)	(40,362,765)
Net increase (decrease)	(1,620,301)	4,091,200	$(15,310,675)	$39,964,919
Class I
Shares sold	112,918	1,030,440	$1,069,340	$10,103,235
Reinvestment of distributions	15,319	16,949	144,587	164,696
Shares redeemed	(580,971)	(302,780)	(5,519,997)	(2,949,738)
Net increase (decrease)	(452,734)	744,609	$(4,306,070)	$7,318,193

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Class A	1.25%
Actual		$1,000.00	$987.50	$6.26
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.25%
Actual		$1,000.00	$987.50	$6.26
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	2.00%
Actual		$1,000.00	$983.80	$10.00
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Global High Income	.98%
Actual		$1,000.00	$987.80	$4.91
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	1.00%
Actual		$1,000.00	$987.70	$5.01
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Global High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

AGHI-SANN-1218
1.926292.107

Fidelity® Global High Income Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Ally Financial, Inc.	1.4
Tenet Healthcare Corp.	1.3
German Federal Republic	1.3
Sprint Capital Corp.	1.2
Valeant Pharmaceuticals International, Inc.	1.2
6.4

Top Five Countries as of October 31, 2018

(excluding cash equivalents)	% of fund's net assets
United States of America	43.8
Netherlands	7.4
Cayman Islands	6.3
Luxembourg	5.5
United Kingdom	2.7

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	13.6
Telecommunications	9.0
Banks & Thrifts	7.4
Healthcare	7.1
Utilities	5.5

Quality Diversification (% of fund's net assets)

As of October 31, 2018
AAA,AA,A	1.3%
BBB	2.9%
BB	37.4%
B	33.8%
CCC,CC,C	11.1%
Not Rated	2.8%
Equities	1.5%
Short-Term Investments and Net Other Assets	9.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Corporate Bonds	79.4%
Government Obligations	1.3%
Stocks	1.5%
Preferred Securities	4.8%
Other Investments	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	9.2%

 * Foreign investments - 47.0%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.4%
		Principal Amount(a)	Value
Aerospace - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		$30,000	$29,663
Bombardier, Inc. 7.5% 12/1/24 (b)		80,000	81,300
BWX Technologies, Inc. 5.375% 7/15/26 (b)		65,000	65,163
DAE Funding LLC:
4.5% 8/1/22 (b)		50,000	48,750
5% 8/1/24 (b)		65,000	63,375
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)		200,000	199,500

TOTAL AEROSPACE			487,751

Air Transportation - 1.4%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		450,000	420,755
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	270,375
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		300,000	294,000
Rumo Luxembourg Sarl:
5.875% 1/18/25 (b)		200,000	190,252
7.375% 2/9/24 (b)		300,000	310,500
United Continental Holdings, Inc. 4.25% 10/1/22		300,000	294,375

TOTAL AIR TRANSPORTATION			1,780,257

Automotive - 0.2%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	228,364
Automotive & Auto Parts - 1.1%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	275,625
Gestamp Funding SA 3.5% 5/15/23 (Reg. S)	EUR	100,000	115,204
Lithia Motors, Inc. 5.25% 8/1/25 (b)		40,000	37,700
Lkq Euro Holdings BV 3.625% 4/1/26	EUR	175,000	195,112
Metalsa SA de CV 4.9% 4/24/23 (b)		350,000	332,241
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	200,000	199,346
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		200,000	192,580

TOTAL AUTOMOTIVE & AUTO PARTS			1,347,808

Banks & Thrifts - 5.0%
Access Bank PLC 10.5% 10/19/21 (b)		200,000	212,880
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	168,766
Ally Financial, Inc.:
5.75% 11/20/25		375,000	384,375
8% 11/1/31		1,115,000	1,340,788
Banco Macro SA 6.75% 11/4/26 (b)(c)		300,000	246,750
Bank of Ireland 10% 12/19/22	EUR	100,000	150,221
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	200,000	231,671
Barclays PLC 2% 2/7/28 (Reg. S) (c)	EUR	100,000	108,021
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	200,000	227,162
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	195,002
Intesa Sanpaolo SpA:
3.928% 9/15/26 (Reg. S)	EUR	100,000	108,724
6.625% 9/13/23 (Reg. S)	EUR	100,000	126,162
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		200,000	206,902
JSC BGEO Group 6% 7/26/23 (b)		200,000	196,092
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	172,099
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	201,977
Roadster Finance Designated Activity Co. 2.375% 12/8/27	EUR	100,000	107,397
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	114,531
5.125% 5/28/24		317,000	313,830
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	165,494
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		300,000	259,193
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	378,070
VimpelCom Holdings BV 4.95% 6/16/24 (b)		300,000	283,971
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	200,380
7.375% 5/30/22 (b)		200,000	202,346

TOTAL BANKS & THRIFTS			6,302,804

Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	98,500
4.75% 8/1/25		125,000	116,200
Sirius XM Radio, Inc.:
5% 8/1/27 (b)		125,000	117,461
5.375% 7/15/26 (b)		380,000	371,640
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		600,000	592,770

TOTAL BROADCASTING			1,296,571

Building Materials - 1.6%
Alam Synergy Pte. Ltd. 6.625% 4/24/22		200,000	163,394
American Woodmark Corp. 4.875% 3/15/26 (b)		335,000	311,131
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	107,238
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	237,064
6% 4/1/24 (Reg. S)		400,000	399,100
China WindPower Group Ltd. 7.9% 1/23/21		200,000	188,402
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	184,752
HD Supply, Inc. 5.375% 10/15/26 (b)		120,000	115,050
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	88,000
Titan Global Finance PLC 2.375% 11/16/24 (Reg. S)	EUR	100,000	107,568
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		105,000	107,390
USG Corp. 4.875% 6/1/27 (b)		15,000	15,033

TOTAL BUILDING MATERIALS			2,024,122

Cable/Satellite TV - 3.9%
Altice SA:
7.625% 2/15/25 (b)		700,000	596,750
7.75% 5/15/22 (b)		235,000	218,844
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	55,825
Cablevision SA 6.5% 6/15/21 (b)		500,000	488,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)		585,000	550,631
5.5% 5/1/26 (b)		110,000	107,113
5.75% 1/15/24		315,000	318,150
5.75% 2/15/26 (b)		65,000	64,350
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
7.5% 4/1/28 (b)		230,000	238,388
7.75% 7/15/25 (b)		210,000	221,550
CSC Holdings LLC:
5.375% 2/1/28 (b)		200,000	188,500
5.5% 4/15/27 (b)		345,000	331,200
DISH DBS Corp. 5% 3/15/23		470,000	411,250
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	108,614
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	114,501
VTR Finance BV 6.875% 1/15/24 (b)		539,000	545,738
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	142,400
Ziggo Secured Finance BV:
3.75% 1/15/25 (Reg. S)	EUR	100,000	113,112
4.25% 1/15/27 (Reg. S)	EUR	100,000	112,128

TOTAL CABLE/SATELLITE TV			4,927,794

Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26 (b)		30,000	30,375
Chemicals - 2.8%
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	200,000	229,526
CF Industries Holdings, Inc.:
4.95% 6/1/43		270,000	230,175
5.15% 3/15/34		335,000	307,363
5.375% 3/15/44		105,000	92,400
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	224,274
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	64,313
5.25% 6/1/27 (b)		70,000	63,175
OCI NV 6.625% 4/15/23 (b)		325,000	333,125
OCP SA 5.625% 4/25/24 (b)		200,000	203,856
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	182,880
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)		80,000	75,800
6.5% 2/1/22 (b)		200,000	202,500
Sasol Financing U.S.A. LLC 5.875% 3/27/24		200,000	201,500
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		150,000	145,500
The Chemours Co. LLC 5.375% 5/15/27		25,000	23,250
TPC Group, Inc. 8.75% 12/15/20 (b)		405,000	396,900
Tronox Finance PLC 5.75% 10/1/25 (b)		35,000	30,713
Tronox, Inc. 6.5% 4/15/26 (b)		185,000	169,275
Valvoline, Inc. 4.375% 8/15/25		400,000	369,000

TOTAL CHEMICALS			3,545,525

Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (b)		140,000	130,550
Prestige Brands, Inc. 6.375% 3/1/24 (b)		85,000	83,938

TOTAL CONSUMER PRODUCTS			214,488

Containers - 2.1%
ARD Finance SA 6.625% 9/15/23 pay-in-kind (c)	EUR	100,000	112,472
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)		200,000	187,500
6.75% 5/15/24 (Reg. S)	EUR	200,000	240,133
7.25% 5/15/24 (b)		200,000	201,000
Ball Corp. 4.875% 3/15/26		205,000	202,181
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	187,000
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		745,000	703,094
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		60,000	54,450
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	188,812
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	18,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	276,196
Silgan Holdings, Inc. 3.25% 3/15/25	EUR	200,000	231,337

TOTAL CONTAINERS			2,602,475

Diversified Financial Services - 2.8%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	112,704
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		120,000	102,600
Comcel Trust 6.875% 2/6/24 (b)		250,000	255,719
FLY Leasing Ltd. 5.25% 10/15/24		60,000	57,000
Fortune Star (BVI) Ltd. 5.25% 3/23/22 (Reg. S)		200,000	181,222
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	100,000	110,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25		215,000	213,656
International Lease Finance Corp. 5.875% 8/15/22		175,000	184,311
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	105,857
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	185,750
MSCI, Inc.:
5.375% 5/15/27 (b)		500,000	495,000
5.75% 8/15/25 (b)		50,000	51,375
Navient Corp.:
6.75% 6/15/26		120,000	115,428
7.25% 9/25/23		55,000	56,925
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		140,000	138,635
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		25,000	23,375
6.875% 2/15/23 (b)		30,000	28,800
SLM Corp.:
6.125% 3/25/24		205,000	199,363
8% 3/25/20		190,000	198,313
Springleaf Financial Corp. 7.125% 3/15/26		270,000	253,233
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	234,000	272,970
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	165,946

TOTAL DIVERSIFIED FINANCIAL SERVICES			3,508,320

Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	28,200
Viacom, Inc.:
5.875% 2/28/57 (c)		75,000	71,621
6.25% 2/28/57 (c)		90,000	86,775

TOTAL DIVERSIFIED MEDIA			186,596

Energy - 12.6%
Antero Resources Corp. 5.125% 12/1/22		140,000	139,038
Areva SA 4.875% 9/23/24	EUR	200,000	234,391
California Resources Corp. 8% 12/15/22 (b)		480,000	427,200
Callon Petroleum Co. 6.125% 10/1/24		25,000	24,375
Centennial Resource Prod LLC 5.375% 1/15/26 (b)		75,000	73,313
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		195,000	191,100
5.875% 3/31/25		80,000	82,200
Cheniere Energy Partners LP 5.625% 10/1/26 (b)		90,000	88,650
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.6863% 4/15/19 (c)(d)		70,000	70,175
4.875% 4/15/22		180,000	171,000
5.75% 3/15/23		65,000	61,750
8% 12/15/22 (b)		168,000	175,140
8% 1/15/25		70,000	71,006
8% 6/15/27		375,000	372,656
China Jinjiang Environment Holding Co. Ltd. 6% 7/27/20 (Reg. S)		200,000	180,787
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	161,200
Comstock Escrow Corp. 9.75% 8/15/26 (b)		95,000	91,675
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (b)(c)(d)		520,000	520,229
6.5% 5/15/26 (b)		245,000	243,775
6.875% 6/15/25 (b)		275,000	280,156
Continental Resources, Inc. 4.375% 1/15/28		95,000	91,834
Covey Park Energy LLC 7.5% 5/15/25 (b)		30,000	29,475
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		60,000	53,700
DCP Midstream Operating LP 5.375% 7/15/25		100,000	101,405
Denbury Resources, Inc.:
4.625% 7/15/23		10,000	8,275
5.5% 5/1/22		130,000	112,450
6.375% 8/15/21		35,000	32,550
7.5% 2/15/24 (b)		125,000	122,188
Drax Finco PLC 6.625% 11/1/25 (b)		200,000	199,500
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	35,963
5.75% 1/30/28 (b)		35,000	36,138
Ensco PLC:
5.2% 3/15/25		30,000	24,600
7.75% 2/1/26		85,000	79,263
Envision Energy Overseas Capital Co. Ltd. 7.5% 4/26/21		200,000	145,500
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		325,000	323,274
8% 11/29/24 (b)		35,000	33,775
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	14,850
6% 10/1/22		200,000	198,000
GCL New Energy Holdings Ltd. 7.1% 1/30/21		200,000	173,494
Geo Coal International Pte Ltd. 8% 10/4/22 (Reg. S)		200,000	184,077
Greenko Dutch BV 5.25% 7/24/24		200,000	180,880
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	100,250
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		275,000	259,188
5.75% 10/1/25 (b)		200,000	194,500
6.25% 11/1/28 (b)		80,000	77,001
HPCL-Mittal Energy Ltd. 5.25% 4/28/27		200,000	175,435
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		95,000	89,775
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	178,366
Jonah Energy LLC 7.25% 10/15/25 (b)		160,000	127,200
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)		80,000	80,600
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	201,000
7.875% 8/1/21 (b)		100,000	101,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	83,938
MEG Energy Corp.:
6.375% 1/30/23 (b)		105,000	101,194
7% 3/31/24 (b)		240,000	235,800
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	187,794
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	47,500
4.5% 9/15/27 (b)		35,000	32,288
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		40,000	40,600
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	3,650
6.2% 8/1/40		85,000	61,838
7.75% 1/15/24		127,000	118,586
7.875% 2/1/26 (b)		80,000	79,400
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind (b)(c)		85,000	87,444
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	343,104
Oasis Petroleum, Inc. 6.875% 3/15/22		43,000	43,269
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)(e)		380,000	182,400
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	407,520
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		435,000	428,810
6.25% 6/1/24 (b)		10,000	10,275
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		70,000	72,100
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	132,275
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	19,981
6.375% 3/31/25 (b)		25,000	25,000
Petrobras Global Finance BV 7.375% 1/17/27		300,000	310,905
Pride International, Inc. 7.875% 8/15/40		95,000	85,025
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	167,026
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	240,971
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	120,000
Sabine Pass Liquefaction LLC 5.625% 3/1/25		15,000	15,661
SemGroup Corp. 7.25% 3/15/26		185,000	180,606
SESI LLC 7.75% 9/15/24		40,000	39,300
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	191,359
SM Energy Co.:
5% 1/15/24		65,000	61,913
5.625% 6/1/25		110,000	105,875
6.625% 1/15/27		65,000	65,325
6.75% 9/15/26		25,000	25,063
Southwestern Energy Co.:
7.5% 4/1/26		65,000	66,138
7.75% 10/1/27		50,000	51,000
Summit Midstream Holdings LLC 5.75% 4/15/25		295,000	282,463
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)		90,000	86,738
5.5% 2/15/26 (b)		75,000	71,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	34,038
5.375% 2/1/27		35,000	34,038
5.875% 4/15/26 (b)		70,000	70,394
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	84,575
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		40,000	37,900
5% 1/31/28 (b)		40,000	35,750
6.625% 6/15/25 (b)(c)		1,210,000	1,261,425
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		45,000	47,565
Transocean Pontus Ltd. 6.125% 8/1/25 (b)		75,000	74,531
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		500,000	468,755
Tupras Turkiye Petrol Rafinerileri A/S 4.5% 10/18/24 (b)		200,000	177,274
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		35,000	35,613
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		50,000	28,750
7.125% 4/15/25 (b)		40,000	17,600
W&T Offshore, Inc. 9.75% 11/1/23 (b)		60,000	58,062
Weatherford International Ltd. 9.875% 2/15/24		80,000	62,000
Weatherford International, Inc. 9.875% 3/1/25 (b)		420,000	325,500
Whiting Petroleum Corp. 6.625% 1/15/26		55,000	55,138
WPX Energy, Inc. 8.25% 8/1/23		60,000	67,425
YPF SA:
8.5% 3/23/21 (b)		175,000	176,663
8.5% 7/28/25 (b)		400,000	378,900

TOTAL ENERGY			15,868,790

Entertainment/Film - 0.4%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		963,594	549,249
Environmental - 0.8%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		25,000	23,438
Covanta Holding Corp.:
5.875% 3/1/24		110,000	109,725
5.875% 7/1/25		15,000	14,550
6% 1/1/27		135,000	130,275
6.375% 10/1/22		95,000	97,019
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		445,000	437,213
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (c)(d)	EUR	200,000	227,776

TOTAL ENVIRONMENTAL			1,039,996

Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24		35,000	33,075
Albertsons, Inc.:
6.625% 6/1/28		75,000	57,750
7.45% 8/1/29		5,000	4,200
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	118,220
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	25,688
Rite Aid Corp. 6.875% 12/15/28 (b)(c)		505,000	338,350
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	114,780
Tesco PLC 5.125% 4/10/47	EUR	100,000	141,168
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)(e)		165,000	102,300

TOTAL FOOD & DRUG RETAIL			935,531

Food/Beverage/Tobacco - 2.2%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	197,102
ESAL GmbH 6.25% 2/5/23 (b)		105,000	103,031
JBS Investments II GmbH 7% 1/15/26 (b)		400,000	395,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		215,000	208,013
5.875% 7/15/24 (b)		10,000	9,815
6.75% 2/15/28 (b)		185,000	180,375
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	44,076
4.875% 11/1/26 (b)		45,000	43,425
MHP SA 7.75% 5/10/24 (b)		300,000	295,767
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		225,000	209,813
5.875% 9/30/27 (b)		245,000	222,338
Post Holdings, Inc.:
5.5% 3/1/25 (b)		50,000	48,344
5.625% 1/15/28 (b)		110,000	103,433
5.75% 3/1/27 (b)		160,000	152,800
Tbla International Pte. Ltd. 7% 1/24/23		400,000	339,156
U.S. Foods, Inc. 5.875% 6/15/24 (b)		70,000	69,300
Vector Group Ltd. 6.125% 2/1/25 (b)		150,000	136,500

TOTAL FOOD/BEVERAGE/TOBACCO			2,758,288

Gaming - 2.1%
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	100,000	120,936
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	100,000	106,756
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		380,000	353,638
Delta Merger Sub, Inc. 6% 9/15/26 (b)		35,000	34,344
Eldorado Resorts, Inc. 6% 4/1/25		70,000	69,125
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	95,476
5.375% 4/15/26		30,000	29,813
International Game Technology PLC 6.25% 1/15/27 (b)		50,000	49,375
MGM Growth Properties Operating Partnership LP 4.5% 1/15/28		350,000	313,250
MGM Mirage, Inc. 8.625% 2/1/19		115,000	115,863
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	13,950
Scientific Games Corp.:
5% 10/15/25 (b)		130,000	120,900
10% 12/1/22		270,000	282,150
Station Casinos LLC 5% 10/1/25 (b)		90,000	83,588
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	200,000
Transocean, Inc. 7.25% 11/1/25 (b)		160,000	155,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		85,000	76,925
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	181,500
5.5% 10/1/27 (b)		200,000	180,500

TOTAL GAMING			2,583,689

Healthcare - 6.8%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		25,000	23,438
Centene Escrow Corp. 5.375% 6/1/26 (b)		245,000	248,675
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		65,000	64,838
Community Health Systems, Inc.:
5.125% 8/1/21		100,000	94,750
6.25% 3/31/23		815,000	749,556
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	97,500
DaVita HealthCare Partners, Inc.:
5% 5/1/25		180,000	169,425
5.125% 7/15/24		215,000	205,325
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	112,428
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	486,250
5.375% 9/1/26		85,000	83,436
5.625% 9/1/28		105,000	103,016
5.875% 3/15/22		274,000	286,673
5.875% 2/15/26		85,000	86,913
7.5% 2/15/22		180,000	195,300
HealthSouth Corp. 5.75% 9/15/25		15,000	14,850
HLF Financing SARL LLC / Herbalife International, Inc. 7.25% 8/15/26 (b)		25,000	25,313
Hologic, Inc.:
4.375% 10/15/25 (b)		75,000	70,313
4.625% 2/1/28 (b)		30,000	27,413
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	228,888
5% 10/15/26 (b)		120,000	115,462
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	202,300
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	310,101
5.25% 8/1/26		100,000	96,500
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		145,000	148,625
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	154,225
5.5% 2/1/21		120,000	121,575
Teleflex, Inc. 4.625% 11/15/27		30,000	27,831
Tenet Healthcare Corp.:
4.625% 7/15/24		445,000	428,913
5.125% 5/1/25		210,000	202,125
6.75% 6/15/23		470,000	468,684
8.125% 4/1/22		515,000	536,244
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	300,000	297,844
2.8% 7/21/23		350,000	308,767
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (b)		115,000	108,963
5.5% 11/1/25 (b)		110,000	107,800
5.875% 5/15/23 (b)		375,000	358,594
6.125% 4/15/25 (b)		155,000	142,554
6.5% 3/15/22 (b)		80,000	82,800
7% 3/15/24 (b)		160,000	167,550
7.5% 7/15/21 (b)		252,000	255,780
9.25% 4/1/26 (b)		300,000	314,625
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	87,200
Wellcare Health Plans, Inc.:
5.25% 4/1/25		50,000	49,875
5.375% 8/15/26 (b)		55,000	54,863

TOTAL HEALTHCARE			8,524,100

Homebuilders/Real Estate - 4.7%
APL Realty Holdings Pte Ltd. 5.95% 6/2/24 (Reg. S)		200,000	139,278
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		241,000	241,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		115,000	115,000
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	204,752
Central China Real Estate Ltd. 6.5% 3/5/21		300,000	281,068
China Aoyuan Property Group Ltd. 7.95% 9/7/21 (Reg. S)		200,000	193,279
China SCE Property Holdings Ltd. 7.45% 4/17/21 (Reg. S)		200,000	187,271
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	169,093
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	176,006
8.75% 6/28/25 (Reg. S)		200,000	156,750
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	139,104
Howard Hughes Corp. 5.375% 3/15/25 (b)		110,000	105,600
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	149,814
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	160,105
Jiayuan International Group Ltd. 8.25% 11/14/18 (Reg. S)		200,000	198,261
Jingrui Holdings Ltd.:
7.75% 4/12/20		200,000	188,293
9.45% 4/23/21 (Reg. S)		200,000	188,179
Kaisa Group Holdings Ltd. 8.5% 6/30/22 (Reg. S)		200,000	140,990
KWG Property Holding Ltd.:
5.2% 9/21/22 (Reg. S)		200,000	167,279
7.875% 8/9/21 (Reg. S)		200,000	191,891
Lennar Corp. 5.375% 10/1/22		55,000	55,894
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		200,000	178,100
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	24,344
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	162,975
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	289,350
Redco Group 11% 8/29/20 (Reg. S)		200,000	198,469
Ronshine China Holdings Ltd. 6.95% 12/8/19		200,000	198,199
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	28,200
6.125% 4/1/25 (b)		305,000	283,650
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	71,438
Sunac China Holdings Ltd. 7.35% 7/19/21 (Reg. S)		200,000	181,493
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	131,313
Times China Holdings Ltd. 7.85% 6/4/21 (Reg. S)		200,000	187,379
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	86,400
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		220,000	206,250
Yida China Holdings 6.95% 4/19/20 (Reg. S)		200,000	154,894

TOTAL HOMEBUILDERS/REAL ESTATE			5,931,361

Hotels - 0.4%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)		230,000	224,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		70,000	67,900
4.875% 4/1/27		40,000	38,200
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (b)		65,000	65,650
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		140,000	135,800

TOTAL HOTELS			532,375

Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (b)		115,000	102,638
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		120,000	124,036
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	200,000	235,097
HUB International Ltd. 7% 5/1/26 (b)		90,000	87,840
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	73,125

TOTAL INSURANCE			622,736

Leisure - 1.0%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		35,000	33,425
Mattel, Inc. 6.75% 12/31/25 (b)		305,000	291,180
NVA Holdings, Inc. 6.875% 4/1/26 (b)		50,000	49,375
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (b)		480,000	477,600
Silversea Cruises 7.25% 2/1/25 (b)		25,000	26,938
Viking Cruises Ltd. 5.875% 9/15/27 (b)		370,000	352,425
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	65,800

TOTAL LEISURE			1,296,743

Metals/Mining - 3.3%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	258,490
ABM Industries, Inc. 7.125% 8/1/22 (Reg. S)		200,000	180,878
Alcoa Nederland Holding BV 6.125% 5/15/28 (b)		200,000	199,500
Alpha Natural Resources, Inc. 9.75% 4/15/18 (e)(f)		210,000	0
Constellium NV 5.875% 2/15/26 (b)		250,000	233,125
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	174,500
6.875% 3/1/26 (b)		200,000	172,750
7.25% 4/1/23 (b)		300,000	277,125
7.5% 4/1/25 (b)		200,000	178,500
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	43,200
5.125% 3/15/23 (b)		95,000	91,675
Freeport-McMoRan, Inc. 6.875% 2/15/23		215,000	224,944
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		150,000	150,375
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	42,800
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	203,202
Murray Energy Corp. 11.25% 4/15/21 (b)		30,000	19,050
Novelis Corp. 5.875% 9/30/26 (b)		70,000	65,975
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	192,848
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (Reg. S)		200,000	201,977
Qinghai Provincial Investment Group Co. Ltd. 7.875% 3/22/21 (Reg. S)		200,000	152,684
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	190,968
Vedanta Resources PLC:
6.125% 8/9/24		200,000	176,469
6.375% 7/30/22 (b)		400,000	374,200
VM Holding SA 5.375% 5/4/27 (b)		200,000	194,502
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	131,968

TOTAL METALS/MINING			4,131,705

Paper - 0.4%
Progroup AG 3% 3/31/26 (Reg. S)	EUR	225,000	256,495
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	240,280

TOTAL PAPER			496,775

Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		140,000	131,250
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	119,700
8.75% 10/1/25 (b)		65,000	66,788
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	47,000
5% 6/1/24 (b)		195,000	192,319
5.25% 6/1/26 (b)		100,000	98,250

TOTAL RESTAURANTS			655,307

Services - 2.4%
Algeco Scotsman Global Finance PLC:
3 month EURIBOR + 6.250% 6.25% 2/15/23 (c)(d)	EUR	100,000	113,831
6.5% 2/15/23	EUR	100,000	116,940
APX Group, Inc. 7.625% 9/1/23		150,000	133,500
Avantor, Inc. 6% 10/1/24 (b)		220,000	219,450
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		35,000	36,531
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	246,250
CDK Global, Inc.:
4.875% 6/1/27		105,000	98,306
5.875% 6/15/26		35,000	35,263
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	173,491
Elis SA 2.875% 2/15/26 (Reg. S)	EUR	100,000	113,643
FTI Consulting, Inc. 6% 11/15/22		175,000	178,605
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	189,528
H&E Equipment Services, Inc. 5.625% 9/1/25		180,000	171,450
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		31,000	32,240
7.75% 6/1/24 (b)		31,000	32,705
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	32,940
4.75% 2/15/25 (b)		65,000	64,349
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	100,000	110,424
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	200,000	231,582
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	205,700
Laureate Education, Inc. 8.25% 5/1/25 (b)		495,000	530,888

TOTAL SERVICES			3,067,616

Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	57,338
Cleveland-Cliffs, Inc. 5.75% 3/1/25		210,000	198,450
CSN Resources SA 6.5% 7/21/20 (b)		125,000	121,524
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	196,500
Metinvest BV 7.75% 4/23/23 (b)		300,000	288,000
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	100,000	115,263

TOTAL STEEL			977,075

Super Retail - 0.3%
Netflix, Inc.:
4.375% 11/15/26		110,000	100,672
4.875% 4/15/28 (b)		85,000	77,988
5.875% 11/15/28 (b)		140,000	137,550

TOTAL SUPER RETAIL			316,210

Technology - 2.3%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	381,600
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		260,000	249,600
CDW LLC/CDW Finance Corp. 5% 9/1/25		20,000	19,500
Dr. Peng Holding Hong Kong Ltd. 5.05% 6/1/20 (Reg. S)		200,000	164,292
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	276,345
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	78,970
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	49,313
InterXion Holding N.V. 4.75% 6/15/25 (Reg. S)	EUR	100,000	118,079
Itron, Inc. 5% 1/15/26 (b)		30,000	27,938
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	44,606
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	185,628
Match Group, Inc. 5% 12/15/27 (b)		60,000	57,150
Parametric Technology Corp. 6% 5/15/24		20,000	20,450
Qorvo, Inc. 5.5% 7/15/26 (b)		100,000	100,250
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	83,927
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	116,850
SoftBank Corp. 4.75% 9/19/24		35,000	33,673
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	444,862
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	24,375
Uber Technologies, Inc. 8% 11/1/26 (b)(g)		240,000	241,200
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		265,000	227,900

TOTAL TECHNOLOGY			2,946,508

Telecommunications - 8.4%
Altice Finco SA:
4.75% 1/15/28	EUR	150,000	140,736
7.625% 2/15/25 (b)		800,000	711,000
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	286,875
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	201,000
8.625% 5/6/19 (Reg. S)		200,000	201,000
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		200,000	190,500
7.5% 10/15/26 (b)		200,000	200,500
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	228,289
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		200,000	198,852
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		45,000	45,000
5.375% 3/15/27		40,000	39,700
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	120,375
Equinix, Inc. 5.375% 5/15/27		50,000	49,500
Frontier Communications Corp.:
8.5% 4/1/26 (b)		225,000	208,969
11% 9/15/25		300,000	219,750
GCI, Inc. 6.875% 4/15/25		85,000	87,709
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	247,813
5.125% 3/31/27 (b)		200,000	185,502
GTH Finance BV 7.25% 4/26/23 (b)		200,000	207,000
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	169,200
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		260,000	272,025
8.5% 10/15/24 (b)		385,000	378,263
Millicom International Cellular SA 5.125% 1/15/28 (b)		200,000	181,700
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	339,329
Nokia Corp.:
3.375% 6/12/22		35,000	33,513
4.375% 6/12/27		45,000	42,323
Sable International Finance Ltd. 6.875% 8/1/22 (b)		200,000	208,750
SFR Group SA:
7.375% 5/1/26 (b)		150,000	143,579
8.125% 2/1/27 (b)		245,000	242,550
Sprint Capital Corp.:
6.875% 11/15/28		190,000	186,675
6.9% 5/1/19		1,115,000	1,129,595
8.75% 3/15/32		245,000	267,663
Sprint Corp.:
7.125% 6/15/24		200,000	204,500
7.625% 3/1/26		70,000	72,494
7.875% 9/15/23		540,000	576,450
T-Mobile U.S.A., Inc. 4.5% 2/1/26		250,000	233,985
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	389,753
Telecom Italia SpA 5.25% 3/17/55	EUR	300,000	332,591
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	203,018
Telenet Finance Luxembourg Notes SARL:
3.5% 3/1/28 (Reg. S)	EUR	200,000	223,132
5.5% 3/1/28 (b)		600,000	556,500
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	172,936
Wind Tre SpA 5% 1/20/26 (b)		200,000	170,240
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	132,327

TOTAL TELECOMMUNICATIONS			10,633,161

Textiles/Apparel - 0.3%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	92,360
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		35,000	33,863
Golden Legacy Pte Ltd. 8.25% 6/7/21		200,000	205,293

TOTAL TEXTILES/APPAREL			331,516

Transportation Ex Air/Rail - 0.7%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		265,000	260,031
5.5% 1/15/23 (b)		85,000	84,575
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	197,106
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	67,950
11.25% 8/15/22 (b)		135,000	117,450
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		35,000	32,550
Teekay Corp. 8.5% 1/15/20		145,000	147,175

TOTAL TRANSPORTATION EX AIR/RAIL			906,837

Utilities - 5.1%
ContourGlobal Power Holdings SA 4.125% 8/1/25 (Reg. S)	EUR	125,000	138,466
DPL, Inc. 6.75% 10/1/19		495,000	506,756
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		100,000	102,108
Dynegy, Inc.:
5.875% 6/1/23		70,000	71,050
7.375% 11/1/22		105,000	108,938
7.625% 11/1/24		239,000	252,743
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	178,600
InterGen NV 7% 6/30/23 (b)		920,000	903,900
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	177,800
NRG Energy, Inc. 5.75% 1/15/28		1,345,000	1,341,638
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		298,125	321,975
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	29,700
Petrobras Energia SA 7.375% 7/21/23 (Reg. S)		200,000	184,740
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	119,483
6.25% 3/17/24		300,000	303,450
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		200,000	179,694
Talen Energy Supply LLC:
6.5% 6/1/25		215,000	160,175
10.5% 1/15/26 (b)		410,000	360,288
TerraForm Global, Inc. 6.125% 3/1/26 (b)		145,000	134,850
The AES Corp.:
4% 3/15/21		195,000	193,077
5.125% 9/1/27		55,000	54,313
TVO Power Co.:
2.125% 2/4/25 (Reg. S)	EUR	100,000	113,363
2.5% 3/17/21 (Reg. S)	EUR	100,000	117,835
Vertiv Group Corp. 9.25% 10/15/24 (b)		60,000	59,700
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		115,000	113,275
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	200,000	206,142

TOTAL UTILITIES			6,434,059

TOTAL NONCONVERTIBLE BONDS
(Cost $104,536,389)			100,022,877

Government Obligations - 1.3%
Germany - 1.3%
German Federal Republic:
0% 10/13/23	EUR	1,200,000	1,372,180
2% 8/15/23	EUR	200,000	250,978
TOTAL GOVERNMENT OBLIGHTATIONS
(Cost $1,642,884)			1,623,158
		Shares	Value

Common Stocks - 1.4%
Automotive & Auto Parts - 0.1%
General Motors Co.		2,268	82,986
UC Holdings, Inc. (f)		3,510	73,254

TOTAL AUTOMOTIVE & AUTO PARTS			156,240

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,100	187,467
Energy - 0.2%
GulfMark Offshore, Inc.:
warrants 10/21/42 (f)(h)		1,897	66,395
warrants 11/14/42 (f)(h)		5,448	190,680
Riviera Resources, Inc. (h)		94	2,004
Roan Resources, Inc. (h)		448	7,289
The Williams Companies, Inc.		1,900	46,227

TOTAL ENERGY			312,595

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (f)(h)		1,789	72,598
Gaming - 0.3%
Boyd Gaming Corp.		4,800	127,488
Golden Entertainment, Inc. (h)		8,300	150,811
Penn National Gaming, Inc. (h)		4,600	111,688

TOTAL GAMING			389,987

Healthcare - 0.2%
HCA Holdings, Inc.		1,500	200,295
Hotels - 0.1%
Extended Stay America, Inc. unit		5,500	89,540
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,932
Services - 0.1%
United Rentals, Inc. (h)		1,300	156,091
Steel - 0.0%
ANR, Inc. (h)		363	12,705
Utilities - 0.1%
NRG Energy, Inc.		3,900	141,141
TOTAL COMMON STOCKS
(Cost $1,792,360)			1,720,591

Convertible Preferred Stocks - 0.1%
Utilities - 0.1%
Vistra Energy Corp. 7.00%
(Cost $133,084)		1,600	145,749
		Principal Amount	Value

Bank Loan Obligations - 3.8%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.802% 5/30/25 (c)(d)		19,900	19,781
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.802% 6/9/23 (c)(d)		79,202	78,777
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.802% 8/22/24 (c)(d)		128,380	127,708

TOTAL AEROSPACE			226,266

Cable/Satellite TV - 0.8%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 1/25/26 (c)(d)		24,875	24,821
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.97% 2/15/24 (c)(d)		129,350	128,946
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.967% 1/31/26 (c)(d)		386,596	376,529
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5395% 8/19/23 (c)(d)		472,900	455,166
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 1/19/24 (c)(d)		5,000	5,002

TOTAL CABLE/SATELLITE TV			990,464

Chemicals - 0.4%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/28/25 (c)(d)		4,975	4,992
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (c)(d)		9,200	9,223
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (c)(d)		4,785	4,776
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.506% 10/1/25 (c)(d)		45,000	44,831
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.05% 4/3/25 (c)(d)		378,100	376,448
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(d)		9,002	8,989
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(d)		20,773	20,744

TOTAL CHEMICALS			470,003

Diversified Financial Services - 0.0%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 10/31/24 (c)(d)		14,963	15,000
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5295% 3/1/25 (c)(d)		18,966	18,943

TOTAL DIVERSIFIED FINANCIAL SERVICES			33,943

Energy - 0.6%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 5/18/23 (c)(d)		222,188	222,188
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (c)(d)		49,375	48,661
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6699% 12/31/21 (c)(d)		230,000	255,875
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0365% 12/31/22 (c)(d)		185,000	187,466
Pacific Drilling SA:
DIP, term loan 3 month U.S. LIBOR + 7.000% 5.8714% 11/30/18 (c)(d)(f)(i)		31,751	31,751
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (d)(e)		47,875	21,464

TOTAL ENERGY			767,405

Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.05% 3/29/25 (c)(d)		163,763	163,803
Food & Drug Retail - 0.6%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3645% 5/31/24 (c)(d)		698,250	688,649
Tops Markets LLC term loan 3 month U.S. LIBOR + 9.500% 11.8125% 2/23/19 (c)(d)(f)		65,045	65,208

TOTAL FOOD & DRUG RETAIL			753,857

Gaming - 0.0%
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 12/1/23 (c)(d)		19,950	19,981
Healthcare - 0.0%
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/23/24 (c)(d)		4,962	4,958
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2795% 5/10/25 (c)(d)		4,937	4,930
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (c)(d)		14,850	14,757

TOTAL INSURANCE			19,687

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 7/31/24 (c)(d)		4,963	4,964
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 2/28/25 (c)(d)		278,600	277,235

TOTAL LEISURE			282,199

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5296% 6/7/23 (c)(d)		90,000	83,278
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/17/24 (c)(d)		299,801	298,526
Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (c)(d)		95,000	96,188
Technology - 0.4%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0449% 2/28/25 (c)(d)		9,950	10,004
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (c)(d)		115,000	116,454
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (c)(d)		230,706	229,423
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (c)(d)		89,422	88,924

TOTAL TECHNOLOGY			444,805

Telecommunications - 0.1%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/2/26 (c)(d)		135,000	134,849
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,796,659)			4,790,212

Preferred Securities - 4.8%
Automotive & Auto Parts - 0.2%
Volkswagen International Finance NV 3.875% (Reg. S) (c)(j)	EUR	200,000	217,927
Banks & Thrifts - 2.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(j)		200,000	190,472
Banco Do Brasil SA 9% (b)(c)(j)		200,000	213,689
Banco Mercantil del Norte SA 7.625% (b)(c)(j)		400,000	393,159
Bank of America Corp. 5.875% (c)(j)		355,000	347,058
Bank of East Asia Ltd. 5.5% (c)(j)		200,000	202,135
Barclays Bank PLC 7.625% 11/21/22		260,000	286,385
Citigroup, Inc. 5.35% (c)(j)		550,000	542,281
Credit Agricole SA:
7.875% (b)(c)(j)		200,000	208,438
8.125% (b)(c)(j)		200,000	216,254
Itau Unibanco Holding SA 6.125% (b)(c)(j)		200,000	197,003
Standard Chartered PLC 7.5% (b)(c)(j)		200,000	203,486

TOTAL BANKS & THRIFTS			3,000,360

Consumer Products - 0.6%
Cosan Overseas Ltd. 8.25% (j)		700,000	722,560
Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(j)	EUR	200,000	245,350
Healthcare - 0.1%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(j)		200,000	189,165
Homebuilders/Real Estate - 0.6%
Agile Property Holdings Ltd. 6.875% (Reg. S) (c)(j)		200,000	177,166
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(j)		200,000	168,695
Grand City Properties SA 3.75% (c)(j)	EUR	100,000	119,096
RKI Overseas Finance 2017 (A) 7% (Reg. S) (j)		200,000	157,858
Yuzhou Properties Co. 5.375% (Reg. S) (c)(j)		200,000	167,459

TOTAL HOMEBUILDERS/REAL ESTATE			790,274

Telecommunications - 0.5%
Colombia Telecomunicaciones SA 8.5% (b)(c)(j)		200,000	206,903
Telefonica Europe BV:
3.875% (Reg. S) (c)(j)	EUR	200,000	212,768
5% (Reg. S) (c)(j)	EUR	200,000	244,528

TOTAL TELECOMMUNICATIONS			664,199

Utilities - 0.2%
EDF SA 5.375% 12/31/99 (c)	EUR	200,000	250,273
TOTAL PREFERRED SECURITIES
(Cost $6,306,965)			6,080,108
		Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 2.23% (k)
(Cost $10,184,149)		10,182,363	10,184,399
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $129,392,490)			124,567,094
NET OTHER ASSETS (LIABILITIES) - 1.1%			1,337,609
NET ASSETS - 100%			$125,904,703

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,681,998 or 43.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $13,074 and $13,074, respectively.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,567
Total	$64,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$635,767	$562,513	$--	$73,254
Consumer Staples	72,598	--	--	72,598
Energy	325,300	68,225	--	257,075
Health Care	200,295	200,295	--	--
Industrials	156,091	156,091	--	--
Materials	189,399	189,399	--	--
Utilities	286,890	141,141	145,749	--
Corporate Bonds	100,022,877	--	100,022,877	--
Government Obligations	1,623,158	--	1,623,158	--
Bank Loan Obligations	4,790,212	--	4,693,253	96,959
Preferred Securities	6,080,108	--	6,080,108	--
Money Market Funds	10,184,399	10,184,399	--	--
Total Investments in Securities:	$124,567,094	$11,502,063	$112,565,145	$499,886

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.0%
Netherlands	7.4%
Cayman Islands	6.3%
Luxembourg	5.5%
United Kingdom	2.7%
Canada	2.4%
Germany	2.0%
Ireland	2.0%
Argentina	1.9%
Singapore	1.6%
France	1.5%
Mexico	1.4%
British Virgin Islands	1.3%
Italy	1.3%
Bermuda	1.3%
Multi-National	1.1%
Others (Individually Less Than 1%)	7.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $119,208,341)	$114,382,695
Fidelity Central Funds (cost $10,184,149)	10,184,399
Total Investment in Securities (cost $129,392,490)		$124,567,094
Foreign currency held at value (cost $27,595)		27,595
Receivable for investments sold		375,954
Receivable for fund shares sold		130,484
Dividends receivable		13,893
Interest receivable		1,751,504
Distributions receivable from Fidelity Central Funds		21,047
Prepaid expenses		266
Receivable from investment adviser for expense reductions		63
Other receivables		44
Total assets		126,887,944
Liabilities
Payable to custodian bank	$44,942
Payable for investments purchased
Regular delivery	51,126
Delayed delivery	240,000
Payable for fund shares redeemed	436,387
Distributions payable	67,106
Accrued management fee	75,203
Distribution and service plan fees payable	5,724
Other affiliated payables	19,499
Other payables and accrued expenses	43,254
Total liabilities		983,241
Net Assets		$125,904,703
Net Assets consist of:
Paid in capital		$134,068,916
Total distributable earnings (loss)		(8,164,213)
Net Assets		$125,904,703
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,998,115 ÷ 756,850 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class M:
Net Asset Value and redemption price per share ($3,976,427 ÷ 430,095 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class C:
Net Asset Value and offering price per share ($4,083,406 ÷ 441,609 shares)(a)		$9.25
Global High Income:
Net Asset Value, offering price and redemption price per share ($105,417,393 ÷ 11,399,871 shares)		$9.25
Class I:
Net Asset Value, offering price and redemption price per share ($5,429,362 ÷ 587,142 shares)		$9.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$239,089
Interest		3,862,764
Income from Fidelity Central Funds		64,567
Total income		4,166,420
Expenses
Management fee	$481,876
Transfer agent fees	95,012
Distribution and service plan fees	36,119
Accounting fees and expenses	28,363
Custodian fees and expenses	10,483
Independent trustees' fees and expenses	421
Registration fees	26,167
Audit	39,647
Legal	1,401
Miscellaneous	465
Total expenses before reductions	719,954
Expense reductions	(5,549)
Total expenses after reductions		714,405
Net investment income (loss)		3,452,015
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(933,507)
Fidelity Central Funds	189
Foreign currency transactions	(13,366)
Total net realized gain (loss)		(946,684)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,189,894)
Fidelity Central Funds	(252)
Assets and liabilities in foreign currencies	(5,191)
Total change in net unrealized appreciation (depreciation)		(4,195,337)
Net gain (loss)		(5,142,021)
Net increase (decrease) in net assets resulting from operations		$(1,690,006)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,452,015	$6,265,299
Net realized gain (loss)	(946,684)	(759,334)
Change in net unrealized appreciation (depreciation)	(4,195,337)	(118,096)
Net increase (decrease) in net assets resulting from operations	(1,690,006)	5,387,869
Distributions to shareholders	(3,663,407)	–
Distributions to shareholders from net investment income	–	(5,436,985)
Total distributions	(3,663,407)	(5,436,985)
Share transactions - net increase (decrease)	(21,364,951)	50,750,887
Redemption fees	–	9,631
Total increase (decrease) in net assets	(26,718,364)	50,711,402
Net Assets
Beginning of period	152,623,067	101,911,665
End of period	$125,904,703	$152,623,067
Other Information
Undistributed net investment income end of period		$745,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.54	$9.07	$9.60	$10.21	$10.46
Income from Investment Operations
Net investment income (loss)A	.229	.462	.463	.462	.476	.506
Net realized and unrealized gain (loss)	(.347)	.006B	.422	(.541)	(.293)C	(.036)
Total from investment operations	(.118)	.468	.885	(.079)	.183	.470
Distributions from net investment income	(.216)	(.399)	(.418)	(.454)	(.486)	(.483)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.242)	(.399)	(.418)	(.454)	(.796)	(.722)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.61	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E,F	(1.25)%	4.94%	10.00%	(.65)%	1.97%C	4.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.31%	1.36%	1.38%	1.28%	1.23%
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.23%
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%	1.23%
Net investment income (loss)	4.80%I	4.75%	4.98%	5.11%	4.82%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6,998	$8,712	$7,102	$6,187	$7,036	$8,000
Portfolio turnover rateJ	38%I	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.54	$9.07	$9.60	$10.21	$10.46
Income from Investment Operations
Net investment income (loss)A	.229	.462	.464	.462	.474	.504
Net realized and unrealized gain (loss)	(.347)	.006B	.421	(.541)	(.291)C	(.036)
Total from investment operations	(.118)	.468	.885	(.079)	.183	.468
Distributions from net investment income	(.216)	(.399)	(.418)	(.454)	(.486)	(.481)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.242)	(.399)	(.418)	(.454)	(.796)	(.720)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.61	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E,F	(1.25)%	4.94%	10.00%	(.65)%	1.98%C	4.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.40%	1.50%	1.48%	1.40%	1.35%
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.80%I	4.75%	4.98%	5.11%	4.82%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,976	$4,301	$3,029	$1,436	$1,745	$1,595
Portfolio turnover rateJ	38%I	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.54	$9.07	$9.60	$10.21	$10.46
Income from Investment Operations
Net investment income (loss)A	.193	.390	.394	.394	.401	.428
Net realized and unrealized gain (loss)	(.347)	.005B	.422	(.540)	(.292)C	(.035)
Total from investment operations	(.154)	.395	.816	(.146)	.109	.393
Distributions from net investment income	(.180)	(.326)	(.349)	(.387)	(.412)	(.406)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.206)	(.326)	(.349)	(.387)	(.722)	(.645)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.61	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E,F	(1.62)%	4.16%	9.19%	(1.39)%	1.22%C	4.05%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.04%I	2.08%	2.18%	2.20%	2.12%	2.05%
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	4.05%I	4.00%	4.23%	4.36%	4.07%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$4,083	$4,420	$3,775	$3,437	$3,811	$3,720
Portfolio turnover rateJ	38%I	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$9.54	$9.07	$9.60	$10.21	$10.47
Income from Investment Operations
Net investment income (loss)A	.242	.487	.486	.486	.508	.534
Net realized and unrealized gain (loss)	(.357)	.015B	.423	(.542)	(.301)C	(.046)
Total from investment operations	(.115)	.502	.909	(.056)	.207	.488
Distributions from net investment income	(.229)	(.423)	(.442)	(.477)	(.510)	(.511)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.255)	(.423)	(.442)	(.477)	(.820)	(.750)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.62	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E	(1.22)%	5.31%	10.28%	(.40)%	2.23%C	5.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	1.02%	1.14%	1.20%	1.05%	.95%
Expenses net of fee waivers, if any	.98%H	1.00%	1.00%	1.00%	1.00%	.95%
Expenses net of all reductions	.98%H	1.00%	1.00%	1.00%	1.00%	.95%
Net investment income (loss)	5.06%H	5.00%	5.23%	5.35%	5.07%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$105,417	$125,192	$85,188	$93,256	$119,712	$344,206
Portfolio turnover rateI	38%H	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$9.54	$9.07	$9.60	$10.21	$10.47
Income from Investment Operations
Net investment income (loss)A	.241	.485	.486	.483	.501	.532
Net realized and unrealized gain (loss)	(.357)	.017B	.423	(.539)	(.293)C	(.046)
Total from investment operations	(.116)	.502	.909	(.056)	.208	.486
Distributions from net investment income	(.228)	(.423)	(.442)	(.477)	(.511)	(.509)
Distributions from net realized gain	(.026)	–	–	–	(.310)	(.239)
Total distributions	(.254)	(.423)	(.442)	(.477)	(.821)	(.748)
Redemption fees added to paid in capitalA	–	.001	.003	.003	.003	.002
Net asset value, end of period	$9.25	$9.62	$9.54	$9.07	$9.60	$10.21
Total ReturnD,E	(1.23)%	5.31%	10.28%	(.40)%	2.23%C	5.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.03%	1.16%	1.10%	1.02%	.97%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	.97%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	.97%
Net investment income (loss)	5.05%H	5.00%	5.23%	5.35%	5.07%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$5,429	$9,999	$2,817	$1,905	$2,481	$5,344
Portfolio turnover rateI	38%H	48%	48%	41%	44%	72%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,913,826
Gross unrealized depreciation	(6,159,370)
Net unrealized appreciation (depreciation)	$(4,245,544)
Tax cost	$128,812,638

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(549,846)
Long-term	(2,729,707)
Total capital loss carryforward	$(3,279,553)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,829,567 and $44,705,578, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,944	$611
Class M	-%	.25%	5,195	–
Class C	.75%	.25%	20,980	3,363
			$36,119	$3,974

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$522
Class M	240
Class C(a)	675
$1,437

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,329.18
Class M	5,497.26
Class C	4,152.20
Global High Income	73,070.13
Class I	4,964.15
	$95,012

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $185 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$1,392
Class M	1.25%	2,357
Class C	2.00%	867
Class I	1.00%	406
		$5,022

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $131 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $396.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Class A	$205,519	$–
Class M	106,426	–
Class C	91,703	–
Global High Income	3,086,982	–
Class I	172,777	–
Total	$3,663,407	$–
From net investment income
Class A	$–	$310,111
Class M	–	155,128
Class C	–	136,286
Global High Income	–	4,624,133
Class I	–	211,327
Total	$–	$5,436,985

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Class A
Shares sold	37,029	396,196	$351,636	$3,854,052
Reinvestment of distributions	20,873	30,483	196,966	296,845
Shares redeemed	(207,193)	(265,014)	(1,960,431)	(2,572,077)
Net increase (decrease)	(149,291)	161,665	$(1,411,829)	$1,578,820
Class M
Shares sold	32,963	231,508	$310,789	$2,248,387
Reinvestment of distributions	11,048	15,505	104,209	151,013
Shares redeemed	(61,284)	(117,144)	(578,415)	(1,138,519)
Net increase (decrease)	(17,273)	129,869	$(163,417)	$1,260,881
Class C
Shares sold	38,156	138,068	$359,572	$1,347,084
Reinvestment of distributions	9,347	13,435	88,190	130,866
Shares redeemed	(65,583)	(87,540)	(620,722)	(849,876)
Net increase (decrease)	(18,080)	63,963	$(172,960)	$628,074
Global High Income
Shares sold	1,286,528	7,832,164	$12,187,650	$76,394,064
Reinvestment of distributions	281,743	403,775	2,658,139	3,933,620
Shares redeemed	(3,188,572)	(4,144,739)	(30,156,464)	(40,362,765)
Net increase (decrease)	(1,620,301)	4,091,200	$(15,310,675)	$39,964,919
Class I
Shares sold	112,918	1,030,440	$1,069,340	$10,103,235
Reinvestment of distributions	15,319	16,949	144,587	164,696
Shares redeemed	(580,971)	(302,780)	(5,519,997)	(2,949,738)
Net increase (decrease)	(452,734)	744,609	$(4,306,070)	$7,318,193

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Class A	1.25%
Actual		$1,000.00	$987.50	$6.26
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.25%
Actual		$1,000.00	$987.50	$6.26
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	2.00%
Actual		$1,000.00	$983.80	$10.00
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Global High Income	.98%
Actual		$1,000.00	$987.80	$4.91
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	1.00%
Actual		$1,000.00	$987.70	$5.01
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Global High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GHI-SANN-1218
1.926252.107

Fidelity® Series High Income Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.4
Community Health Systems, Inc.	2.3
Valeant Pharmaceuticals International, Inc.	2.3
Altice SA	2.0
Tenet Healthcare Corp.	2.0
12.0

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	16.6
Healthcare	9.8
Telecommunications	9.4
Cable/Satellite TV	9.4
Diversified Financial Services	4.9

Quality Diversification (% of fund's net assets)

As of October 31, 2018
BBB	0.9%
BB	35.8%
B	43.8%
CCC,CC,C	12.8%
Not Rated	0.2%
Equities	2.9%
Short-Term Investments and Net Other Assets	3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Nonconvertible Bonds	85.3%
Convertible Bonds, Preferred Stocks	1.5%
Common Stocks	2.1%
Bank Loan Obligations	5.6%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 25.7%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.0%
	Principal Amount	Value
Convertible Bonds - 0.7%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$690,000	$578,929
3.375% 8/15/26	14,720,000	13,114,784
		13,693,713
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	5,510,000	5,031,699

TOTAL CONVERTIBLE BONDS		18,725,412

Nonconvertible Bonds - 85.3%
Aerospace - 1.8%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	7,975,000	7,885,281
Bombardier, Inc.:
7.5% 12/1/24 (a)	9,840,000	9,999,900
7.5% 3/15/25 (a)	16,540,000	16,535,038
BWX Technologies, Inc. 5.375% 7/15/26 (a)	8,270,000	8,290,675
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	2,935,000	2,927,663
		45,638,557
Air Transportation - 0.4%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	10,795,000	11,064,875
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
4.25% 4/15/21	1,210,000	1,208,488
5.75% 11/20/25	31,950,000	32,748,714
8% 11/1/31	5,000,000	6,012,500
		39,969,702
Broadcasting - 2.0%
CBS Radio, Inc. 7.25% 11/1/24 (a)	5,025,000	4,729,781
iHeartCommunications, Inc. 11.25% 3/1/21 (a)(c)	4,625,000	3,191,250
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,610,000	2,512,125
5% 8/1/27 (a)	12,200,000	11,464,218
5.375% 4/15/25 (a)	11,223,960	11,118,735
5.375% 7/15/26 (a)	11,393,000	11,142,354
6% 7/15/24 (a)	6,770,000	6,920,971
		51,079,434
Cable/Satellite TV - 8.7%
Altice SA:
7.625% 2/15/25 (a)	29,340,000	25,012,350
7.75% 5/15/22 (a)	27,945,000	26,023,781
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	5,690,000	5,688,919
5.5% 5/15/26 (a)	13,040,000	12,701,742
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,405,000	3,243,263
5% 2/1/28 (a)	3,405,000	3,179,419
5.125% 2/15/23	4,450,000	4,427,750
5.125% 5/1/23 (a)	1,730,000	1,721,350
5.125% 5/1/27 (a)	8,720,000	8,207,700
5.375% 5/1/25 (a)	7,525,000	7,365,094
5.5% 5/1/26 (a)	13,025,000	12,683,094
5.75% 9/1/23	4,640,000	4,674,800
5.75% 2/15/26 (a)	14,320,000	14,176,800
5.875% 4/1/24 (a)	12,805,000	12,917,044
5.875% 5/1/27 (a)	13,075,000	12,846,188
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	3,760,000	3,749,773
7.5% 4/1/28 (a)	1,885,000	1,953,746
7.75% 7/15/25 (a)	3,770,000	3,977,350
CSC Holdings LLC 5.5% 4/15/27 (a)	5,810,000	5,577,600
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	3,907,575
6.75% 6/1/21	3,995,000	4,034,950
7.75% 7/1/26	9,935,000	8,891,825
Virgin Media Finance PLC 4.875% 2/15/22	8,880,000	8,458,200
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	995,000	927,838
5.5% 8/15/26 (a)	4,675,000	4,406,188
VTR Finance BV 6.875% 1/15/24 (a)	1,800,000	1,822,500
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	2,550,000	2,333,250
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	16,790,000	15,404,825
		220,314,914
Chemicals - 3.7%
Blue Cube Spinco, Inc. 10% 10/15/25	6,250,000	7,078,125
CF Industries Holdings, Inc.:
3.45% 6/1/23	2,365,000	2,246,750
5.15% 3/15/34	7,525,000	6,904,188
5.375% 3/15/44	5,675,000	4,994,000
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	10,550,000	9,692,813
OCI NV 6.625% 4/15/23 (a)	10,725,000	10,993,125
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	5,020,000	4,756,450
The Chemours Co. LLC:
6.625% 5/15/23	3,519,000	3,598,178
7% 5/15/25	4,335,000	4,465,050
TPC Group, Inc. 8.75% 12/15/20 (a)	17,040,000	16,699,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,705,000	1,575,932
Tronox Finance PLC 5.75% 10/1/25 (a)	1,325,000	1,162,688
Tronox, Inc. 6.5% 4/15/26 (a)	16,555,000	15,147,825
Valvoline, Inc. 5.5% 7/15/24	2,075,000	2,062,031
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,155,000	1,163,663
5.625% 10/1/24 (a)	2,475,000	2,518,313
		95,058,331
Containers - 2.3%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	1,751,538	1,681,476
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	13,920,000	13,537,200
6% 2/15/25 (a)	12,492,000	11,711,250
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	8,679,000	8,190,806
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	16,055,000	14,569,913
OI European Group BV 4% 3/15/23 (a)	685,000	641,331
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	5,860,000	5,684,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	3,320,000	3,249,450
		59,265,626
Diversified Financial Services - 4.9%
FLY Leasing Ltd.:
5.25% 10/15/24	10,955,000	10,407,250
6.375% 10/15/21	5,167,000	5,276,799
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	2,180,000	2,200,841
6.375% 12/15/25	11,150,000	11,080,313
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.78% 12/21/65 (a)(b)(d)	8,630,000	7,637,550
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 5.03% 12/21/65 (a)(b)(d)	4,638,000	4,127,820
MSCI, Inc.:
5.375% 5/15/27 (a)	3,450,000	3,415,500
5.75% 8/15/25 (a)	1,635,000	1,679,963
Navient Corp.:
5% 10/26/20	2,425,000	2,438,338
6.75% 6/25/25	6,740,000	6,571,500
6.75% 6/15/26	1,710,000	1,644,849
7.25% 9/25/23	2,695,000	2,789,325
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	1,570,000	1,493,667
5.25% 8/15/22 (a)	4,330,000	4,297,525
5.5% 2/15/24 (a)	8,165,000	8,085,391
Quicken Loans, Inc. 5.25% 1/15/28 (a)	7,535,000	6,687,313
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	4,485,000	4,305,600
SLM Corp.:
4.875% 6/17/19	6,680,000	6,705,050
6.125% 3/25/24	3,555,000	3,457,238
7.25% 1/25/22	2,925,000	3,042,000
8% 3/25/20	6,038,000	6,302,163
Springleaf Financial Corp.:
6.125% 5/15/22	3,365,000	3,381,825
6.875% 3/15/25	1,735,000	1,661,263
7.125% 3/15/26	15,990,000	14,997,021
		123,686,104
Diversified Media - 1.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,250,000	1,175,000
MDC Partners, Inc. 6.5% 5/1/24 (a)	15,938,000	13,069,160
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,455,000	2,386,726
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	12,945,000	12,605,194
		29,236,080
Energy - 15.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (a)	3,420,000	3,471,300
California Resources Corp. 8% 12/15/22 (a)	19,870,000	17,684,300
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,745,000	1,710,100
7% 6/30/24	15,065,000	16,289,031
Cheniere Energy Partners LP:
5.25% 10/1/25	22,610,000	22,186,063
5.625% 10/1/26 (a)	3,770,000	3,713,450
Chesapeake Energy Corp.:
4.875% 4/15/22	1,470,000	1,396,500
5.375% 6/15/21	1,896,000	1,877,040
8% 1/15/25	1,555,000	1,577,353
8% 6/15/27	3,630,000	3,607,313
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	10,628,000	10,468,580
CNX Midstream Partners LP 6.5% 3/15/26 (a)	3,280,000	3,198,000
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	1,735,000	1,739,338
Comstock Escrow Corp. 9.75% 8/15/26 (a)	10,800,000	10,422,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(d)	2,615,000	2,616,151
6.5% 5/15/26 (a)	6,685,000	6,651,575
6.875% 6/15/25 (a)	3,085,000	3,142,844
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,900,000	5,936,875
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	1,690,000	1,512,550
DCP Midstream Operating LP 5.375% 7/15/25	7,625,000	7,732,131
Denbury Resources, Inc.:
4.625% 7/15/23	10,757,000	8,901,418
7.5% 2/15/24 (a)	5,410,000	5,288,275
9.25% 3/31/22 (a)	7,257,000	7,565,423
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,235,000	1,268,963
5.75% 1/30/28 (a)	1,240,000	1,280,300
Ensco PLC:
5.2% 3/15/25	2,605,000	2,136,100
5.75% 10/1/44	5,160,000	3,612,000
7.75% 2/1/26	1,720,000	1,603,900
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	9,975,000	9,625,875
Exterran Energy Solutions LP 8.125% 5/1/25	1,465,000	1,475,988
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	1,770,000	1,752,300
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	12,070,000	12,100,175
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,160,000	4,863,300
5.75% 10/1/25 (a)	1,825,000	1,774,813
Jonah Energy LLC 7.25% 10/15/25 (a)	12,150,000	9,659,250
MEG Energy Corp. 7% 3/31/24 (a)	4,930,000	4,843,725
Nabors Industries, Inc. 5.75% 2/1/25	12,080,000	11,149,654
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	3,960,000	3,603,600
Noble Holding International Ltd.:
5.25% 3/15/42	2,815,000	1,956,425
6.05% 3/1/41	2,935,000	2,142,550
7.75% 1/15/24	3,949,000	3,687,379
7.875% 2/1/26 (a)	2,770,000	2,749,225
7.95% 4/1/25 (b)	3,075,000	2,798,250
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	1,410,000	1,389,936
6.25% 6/1/24 (a)	1,030,000	1,058,325
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	10,195,000	10,526,338
7.25% 6/15/25	700,000	721,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,685,000	1,714,488
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	3,585,000	3,441,600
5.625% 11/15/23	2,860,000	2,702,700
Sanchez Energy Corp. 7.25% 2/15/23 (a)	25,255,000	23,045,188
SemGroup Corp.:
6.375% 3/15/25	10,740,000	10,390,950
7.25% 3/15/26	8,215,000	8,019,894
SM Energy Co.:
5% 1/15/24	6,500,000	6,191,250
5.625% 6/1/25	2,695,000	2,593,938
6.125% 11/15/22	5,471,000	5,539,388
Southwestern Energy Co.:
7.5% 4/1/26	5,985,000	6,089,738
7.75% 10/1/27	3,213,000	3,277,260
Summit Midstream Holdings LLC 5.75% 4/15/25	6,575,000	6,295,563
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (a)	3,895,000	3,753,806
5.5% 2/15/26 (a)	2,780,000	2,647,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,185,000	4,013,624
5% 1/15/28	7,535,000	7,139,413
5.875% 4/15/26 (a)	9,140,000	9,191,413
6.75% 3/15/24	1,490,000	1,560,775
Teine Energy Ltd. 6.875% 9/30/22 (a)	750,000	746,250
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	3,205,000	3,036,738
Transocean, Inc. 9% 7/15/23 (a)	3,755,000	3,938,056
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	6,310,000	6,420,425
Weatherford International Ltd.:
6.5% 8/1/36	3,345,000	2,224,425
7% 3/15/38	5,465,000	3,688,875
9.875% 2/15/24	2,095,000	1,623,625
Weatherford International, Inc.:
6.8% 6/15/37	1,720,000	1,156,700
9.875% 3/1/25 (a)	12,130,000	9,400,750
		386,311,763
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	4,285,000	4,290,356
5.875% 3/15/25	1,815,000	1,821,806
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	5,523,977	3,148,667
		9,260,829
Environmental - 1.2%
Covanta Holding Corp.:
5.875% 3/1/24	4,960,000	4,947,600
5.875% 7/1/25	8,010,000	7,769,700
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	13,015,000	12,787,238
Tervita Escrow Corp. 7.625% 12/1/21 (a)	5,935,000	6,024,025
		31,528,563
Food & Drug Retail - 0.1%
Performance Food Group, Inc. 5.5% 6/1/24 (a)	2,110,000	2,025,600
Food/Beverage/Tobacco - 3.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	18,710,000	18,055,150
Cott Holdings, Inc. 5.5% 4/1/25 (a)	4,875,000	4,643,438
ESAL GmbH 6.25% 2/5/23 (a)	19,645,000	19,276,656
JBS Investments GmbH 7.25% 4/3/24 (a)	4,035,000	4,070,306
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	6,480,000	6,269,400
6.75% 2/15/28 (a)	9,720,000	9,477,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	3,495,000	3,423,248
4.875% 11/1/26 (a)	1,045,000	1,008,425
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	845,000	787,963
Post Holdings, Inc.:
5% 8/15/26 (a)	4,555,000	4,201,988
5.625% 1/15/28 (a)	3,415,000	3,211,125
5.75% 3/1/27 (a)	2,255,000	2,153,525
Vector Group Ltd. 6.125% 2/1/25 (a)	12,975,000	11,807,250
		88,385,474
Gaming - 3.5%
Boyd Gaming Corp. 6% 8/15/26	2,160,000	2,087,100
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	27,050,000	25,173,406
Delta Merger Sub, Inc. 6% 9/15/26 (a)	1,290,000	1,265,813
Downstream Development Authority 10.5% 2/15/23 (a)	3,415,000	3,474,763
Eldorado Resorts, Inc. 6% 4/1/25	750,000	740,625
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,200,000	1,192,500
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,855,000	2,617,698
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,590,000	4,153,950
5.625% 5/1/24	1,815,000	1,817,269
MGM Mirage, Inc. 5.75% 6/15/25	5,130,000	4,945,320
Scientific Games Corp. 5% 10/15/25 (a)	6,160,000	5,728,800
Stars Group Holdings BV 7% 7/15/26 (a)	12,410,000	12,596,150
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	8,340,000	7,870,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	7,485,000	6,773,925
Wynn Macau Ltd. 4.875% 10/1/24 (a)	8,095,000	7,346,213
		87,784,407
Healthcare - 9.6%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	955,000	895,313
Centene Escrow Corp. 5.375% 6/1/26 (a)	3,490,000	3,542,350
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	2,470,000	2,463,825
Community Health Systems, Inc.:
5.125% 8/1/21	22,950,000	21,745,125
6.25% 3/31/23	13,895,000	12,779,232
6.875% 2/1/22	30,741,000	15,539,576
8.625% 1/15/24 (a)	7,940,000	8,029,325
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,465,000	4,353,375
HCA Holdings, Inc.:
5.25% 6/15/26	2,865,000	2,915,138
5.375% 9/1/26	2,935,000	2,880,996
5.875% 5/1/23	7,350,000	7,607,250
6.25% 2/15/21	5,100,000	5,297,625
HealthSouth Corp. 5.75% 9/15/25	3,890,000	3,851,100
HLF Financing SARL LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	885,000	896,063
Hologic, Inc. 4.375% 10/15/25 (a)	2,845,000	2,667,188
IMS Health, Inc. 5% 10/15/26 (a)	4,190,000	4,031,534
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	2,000,000	1,879,400
5.5% 5/1/24	2,120,000	2,141,200
6.375% 3/1/24	4,595,000	4,755,825
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	12,260,000	12,198,700
5.5% 2/1/21	5,015,000	5,080,822
Teleflex, Inc. 4.875% 6/1/26	5,645,000	5,503,875
Tenet Healthcare Corp.:
4.375% 10/1/21	14,240,000	14,079,800
5.125% 5/1/25	6,775,000	6,520,938
6.75% 6/15/23	3,260,000	3,250,872
8.125% 4/1/22	24,515,000	25,526,244
THC Escrow Corp. III 7% 8/1/25	5,835,000	5,723,376
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	7,645,000	7,492,100
5.625% 12/1/21 (a)	2,495,000	2,457,575
5.875% 5/15/23 (a)	15,210,000	14,544,563
6.125% 4/15/25 (a)	13,305,000	12,236,609
7.5% 7/15/21 (a)	1,315,000	1,334,725
8.5% 1/31/27 (a)	2,855,000	2,904,963
9% 12/15/25 (a)	4,735,000	4,936,238
9.25% 4/1/26 (a)	6,945,000	7,283,569
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,800,000	1,795,500
5.375% 8/15/26 (a)	1,775,000	1,770,563
		242,912,472
Homebuilders/Real Estate - 0.8%
Beazer Homes U.S.A., Inc. 6.75% 3/15/25	1,685,000	1,478,588
Howard Hughes Corp. 5.375% 3/15/25 (a)	10,535,000	10,113,600
Starwood Property Trust, Inc. 4.75% 3/15/25	6,205,000	5,910,263
TRI Pointe Homes, Inc. 5.25% 6/1/27	3,385,000	2,889,944
		20,392,395
Hotels - 1.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	15,059,000	14,249,579
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	17,375,000	16,984,063
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,000,000	1,920,600
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (a)	2,130,000	2,151,300
		35,305,542
Insurance - 0.1%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,705,000	1,751,888
Leisure - 1.2%
Mattel, Inc.:
2.35% 8/15/21	5,150,000	4,622,125
3.15% 3/15/23	1,720,000	1,463,720
6.75% 12/31/25 (a)	17,180,000	16,401,574
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	3,055,000	3,081,731
7.25% 11/30/21 (a)	4,420,000	4,547,340
		30,116,490
Metals/Mining - 2.6%
Constellium NV 5.875% 2/15/26 (a)	1,885,000	1,757,763
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	8,350,000	7,285,375
6.875% 3/1/26 (a)	8,055,000	6,957,506
7.25% 5/15/22 (a)	2,480,000	2,368,400
7.25% 4/1/23 (a)	6,135,000	5,667,206
7.5% 4/1/25 (a)	16,565,000	14,784,263
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,965,000	1,886,400
5.125% 5/15/24 (a)	2,420,000	2,299,000
Freeport-McMoRan, Inc.:
3.55% 3/1/22	7,255,000	6,865,044
3.875% 3/15/23	1,835,000	1,697,375
6.875% 2/15/23	4,810,000	5,032,463
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	8,635,000	8,062,931
		64,663,726
Paper - 0.0%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	920,000	860,200
NewPage Corp. 11.375% 12/31/2014 (c)(e)	56,458,756	6
		860,206
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	7,498,000	7,029,375
5% 10/15/25 (a)	1,705,000	1,598,438
Golden Nugget, Inc. 6.75% 10/15/24 (a)	5,105,000	5,092,238
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	9,100,000	8,974,875
		22,694,926
Services - 3.4%
APX Group, Inc. 7.625% 9/1/23	3,585,000	3,190,650
Aramark Services, Inc.:
4.75% 6/1/26	6,285,000	5,986,463
5% 4/1/25 (a)	3,880,000	3,838,775
5.125% 1/15/24	2,405,000	2,392,975
Avantor, Inc. 6% 10/1/24 (a)	13,935,000	13,900,163
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	6,785,000	6,683,225
CDK Global, Inc. 5.875% 6/15/26	1,055,000	1,062,913
Corrections Corp. of America 5% 10/15/22	1,695,000	1,637,794
H&E Equipment Services, Inc. 5.625% 9/1/25	3,420,000	3,257,550
Hertz Corp.:
5.5% 10/15/24 (a)	35,200,000	27,104,000
6.25% 10/15/22	4,630,000	4,062,825
IHS Markit Ltd.:
4% 3/1/26 (a)	1,275,000	1,199,966
4.75% 2/15/25 (a)	1,375,000	1,361,223
5% 11/1/22 (a)	1,370,000	1,398,496
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	2,555,000	2,420,863
Laureate Education, Inc. 8.25% 5/1/25 (a)	6,400,000	6,864,000
		86,361,881
Steel - 0.4%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	2,275,000	2,371,688
Commercial Metals Co. 5.75% 4/15/26 (a)	6,890,000	6,614,400
		8,986,088
Super Retail - 0.3%
Netflix, Inc. 4.375% 11/15/26	3,490,000	3,194,048
Sally Holdings LLC 5.625% 12/1/25	880,000	817,256
Sonic Automotive, Inc. 6.125% 3/15/27	4,225,000	3,834,188
		7,845,492
Technology - 1.6%
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,490,000	1,469,513
First Data Corp. 5% 1/15/24 (a)	3,895,000	3,856,050
Itron, Inc. 5% 1/15/26 (a)	2,400,000	2,235,000
Nuance Communications, Inc. 5.625% 12/15/26	8,595,000	8,423,100
Open Text Corp. 5.875% 6/1/26 (a)	2,800,000	2,814,000
Qorvo, Inc. 5.5% 7/15/26 (a)	4,950,000	4,962,375
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	955,000	1,036,204
Symantec Corp.:
4.2% 9/15/20	2,145,000	2,139,337
5% 4/15/25 (a)	10,295,000	9,685,400
TTM Technologies, Inc. 5.625% 10/1/25 (a)	4,490,000	4,377,750
		40,998,729
Telecommunications - 8.1%
Altice Financing SA:
6.625% 2/15/23 (a)	4,450,000	4,404,610
7.5% 5/15/26 (a)	13,090,000	12,304,600
Altice Finco SA:
7.625% 2/15/25 (a)	12,260,000	10,896,075
8.125% 1/15/24 (a)	3,820,000	3,753,150
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	7,195,000	7,212,988
Citizens Utilities Co. 7.05% 10/1/46	7,285,000	3,642,500
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	2,450,000	2,465,313
Frontier Communications Corp.:
8.5% 4/1/26 (a)	6,440,000	5,981,150
11% 9/15/25	11,525,000	8,442,063
GCI, Inc. 6.875% 4/15/25	3,450,000	3,559,952
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,275,000	2,931,125
7.5% 4/1/21	657,000	665,213
8% 2/15/24 (a)	8,730,000	9,133,763
8.5% 10/15/24 (a)	8,390,000	8,243,175
Level 3 Financing, Inc.:
5.125% 5/1/23	2,220,000	2,203,350
5.375% 1/15/24	14,510,000	14,364,900
5.375% 5/1/25	120,000	117,150
Millicom International Cellular SA 6.625% 10/15/26 (a)	2,820,000	2,848,200
Neptune Finco Corp.:
6.625% 10/15/25 (a)	4,865,000	5,096,088
10.875% 10/15/25 (a)	1,615,000	1,863,306
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,870,000	6,126,813
SFR Group SA:
7.375% 5/1/26 (a)	4,640,000	4,441,362
8.125% 2/1/27 (a)	1,710,000	1,692,900
Sprint Capital Corp. 6.875% 11/15/28	3,269,000	3,211,793
Sprint Communications, Inc. 6% 11/15/22	17,315,000	17,477,328
Sprint Corp.:
7.125% 6/15/24	7,865,000	8,041,963
7.25% 9/15/21	5,935,000	6,194,656
7.625% 3/1/26	5,285,000	5,473,278
7.875% 9/15/23	21,375,000	22,817,813
T-Mobile U.S.A., Inc. 6% 4/15/24	10,105,000	10,357,625
Wind Tre SpA 5% 1/20/26 (a)	4,060,000	3,455,872
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,915,000	2,857,283
6.375% 5/15/25	4,090,000	4,182,025
		206,459,382
Transportation Ex Air/Rail - 1.1%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	2,219,000	2,177,394
5.5% 1/15/23 (a)	4,610,000	4,586,950
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	10,100,000	8,471,375
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	15,870,000	11,981,850
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,175,000	1,092,750
		28,310,319
Utilities - 3.3%
Calpine Corp.:
5.25% 6/1/26 (a)	3,655,000	3,358,031
5.75% 1/15/25	6,750,000	6,031,463
Dynegy, Inc.:
7.375% 11/1/22	987,000	1,024,013
7.625% 11/1/24	5,926,000	6,266,745
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,750,000	2,701,875
7% 6/15/23	6,105,000	6,082,106
InterGen NV 7% 6/30/23 (a)	26,217,000	25,758,203
NRG Energy, Inc. 5.75% 1/15/28	2,180,000	2,174,550
NRG Yield Operating LLC 5% 9/15/26	1,735,000	1,613,550
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	946,051	1,021,735
Talen Energy Supply LLC:
6.5% 6/1/25	10,915,000	8,131,675
10.5% 1/15/26 (a)	12,212,000	10,731,295
The AES Corp.:
5.125% 9/1/27	1,700,000	1,678,750
6% 5/15/26	3,475,000	3,553,188
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	3,805,000	3,747,925
		83,875,104

TOTAL NONCONVERTIBLE BONDS		2,162,144,899

TOTAL CORPORATE BONDS
(Cost $2,239,680,581)		2,180,870,311
	Shares	Value

Common Stocks - 2.1%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. warrants 7/29/20 (e)(f)	48,708	310,757
UC Holdings, Inc. (e)	180,386	3,764,656

TOTAL AUTOMOTIVE & AUTO PARTS		4,075,413

Environmental - 0.7%
Tervita Corp. (f)	3,013,479	17,145,321
Food & Drug Retail - 1.2%
Southeastern Grocers, Inc. (e)(f)	764,631	31,028,726
Metals/Mining - 0.0%
Aleris Corp. (e)(f)	46,900	0
Elah Holdings, Inc. (f)	333	30,303

TOTAL METALS/MINING		30,303

Transportation Ex Air/Rail - 0.0%
Navios Maritime Holdings, Inc. (f)	771,100	424,105
Tricer Holdco SCA:
Class A1 (e)(g)	220,288	2
Class A2 (e)(g)	220,288	2
Class A3 (e)(g)	220,288	2
Class A4 (e)(g)	220,288	2
Class A5 (e)(g)	220,288	2
Class A6 (e)(g)	220,288	2
Class A7 (e)(g)	220,288	2
Class A8 (e)(g)	220,288	2
Class A9 (e)(g)	220,288	2

TOTAL TRANSPORTATION EX AIR/RAIL		424,123

TOTAL COMMON STOCKS
(Cost $55,853,315)		52,703,886

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
Energy - 0.5%
Chesapeake Energy Corp. Series A, 5.75%	20,537	11,919,675
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	2,000	2,089,028
Utilities - 0.2%
Vistra Energy Corp. 7.00%	69,000	6,285,417

TOTAL CONVERTIBLE PREFERRED STOCKS		20,294,120

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (e)(f)(g)	105,731,544	1,057,315
TOTAL PREFERRED STOCKS
(Cost $24,158,444)		21,351,435
	Principal Amount	Value

Bank Loan Obligations - 5.6%
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0365% 11/18/24 (b)(d)	1,725,000	1,715,513
Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 1/25/26 (b)(d)	2,646,700	2,640,904
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.2795% 8/14/26 (b)(d)	3,500,000	3,423,455
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5395% 8/19/23 (b)(d)	12,220,476	11,762,208

TOTAL CABLE/SATELLITE TV		17,826,567

Energy - 0.5%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0365% 12/31/22 (b)(d)	4,110,000	4,164,786
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.896% 7/29/21 (b)(d)	8,154,169	8,140,552
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7841% 5/7/25 (b)(d)	1,775,550	1,766,672

TOTAL ENERGY		14,072,010

Food & Drug Retail - 0.7%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3645% 5/31/24 (b)(d)	13,765,500	13,576,224
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.677% 11/25/22 (b)(d)	6,389,102	5,136,838

TOTAL FOOD & DRUG RETAIL		18,713,062

Gaming - 0.3%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 12/22/24 (b)(d)	6,718,131	6,717,190
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2299% 10/4/23 (b)(d)	1,784,904	1,785,743

TOTAL GAMING		8,502,933

Healthcare - 0.2%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25 (b)(d)	580,000	582,053
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2739% 6/1/25 (b)(d)	3,939,000	3,938,094

TOTAL HEALTHCARE		4,520,147

Insurance - 0.6%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0471% 1/25/24 (b)(d)	1,391,459	1,392,851
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (b)(d)	12,748,050	12,704,197

TOTAL INSURANCE		14,097,048

Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (b)(d)	3,968,600	3,980,386
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/17/24 (b)(d)	2,589,774	2,578,767
Services - 0.5%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(d)	10,609,373	10,541,579
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (b)(d)	2,018,050	2,019,564

TOTAL SERVICES		12,561,143

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3861% 8/23/23 (b)(d)	4,479,750	4,524,548
Technology - 0.2%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6484% 10/2/25 (b)(d)	3,495,000	3,503,388
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2865% 4/26/24 (b)(d)	1,601,285	1,591,950

TOTAL TECHNOLOGY		5,095,338

Telecommunications - 1.2%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.06% 3/31/21 (b)(d)	13,807,746	13,376,254
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.06% 6/15/24 (b)(d)	876,588	846,784
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.7949% 1/2/24 (b)(d)	960,000	993,600
Tranche B-5, term loan 6.625% 1/2/24	965,000	988,266
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/24 (b)(d)	12,065,965	11,962,559
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 2/3/24 (b)(d)	2,940,225	2,937,461

TOTAL TELECOMMUNICATIONS		31,104,924

Utilities - 0.1%
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.552% 12/14/23 (b)(d)	1,739,025	1,739,686
TOTAL BANK LOAN OBLIGATIONS
(Cost $142,060,039)		141,032,072

Preferred Securities - 1.9%
Banks & Thrifts - 1.7%
Bank of America Corp. 5.2% (b)(h)	7,680,000	7,654,946
Barclays PLC:
7.75% (b)(h)	1,690,000	1,714,387
7.875% (Reg. S) (b)(h)	8,435,000	8,773,819
Credit Agricole SA 6.625% (a)(b)(h)	1,765,000	1,793,057
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	8,950,000	9,156,686
8.625% (b)(h)	2,080,000	2,202,371
Wells Fargo & Co. 5.9% (b)(h)	10,950,000	11,222,404

TOTAL BANKS & THRIFTS		42,517,670

Energy - 0.2%
DCP Midstream Partners LP 7.375% (b)(h)	1,740,000	1,715,873
Summit Midstream Partners LP 9.5% (b)(h)	3,400,000	3,454,669

TOTAL ENERGY		5,170,542

TOTAL PREFERRED SECURITIES
(Cost $47,591,858)		47,688,212
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.23% (i)
(Cost $7,829,907)	7,828,966	7,830,531
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $2,517,174,144)		2,451,476,447
NET OTHER ASSETS (LIABILITIES) - 3.3%		82,829,416
NET ASSETS - 100%		$2,534,305,863

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,341,643,559 or 52.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Level 3 security

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,057,335 or 0.0% of net assets.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	3/11/11 - 12/30/17	$3,047,870
Tricer Holdco SCA Class A1	3/11/11	$491,406
Tricer Holdco SCA Class A2	3/11/11	$491,406
Tricer Holdco SCA Class A3	3/11/11	$491,406
Tricer Holdco SCA Class A4	3/11/11	$491,406
Tricer Holdco SCA Class A5	3/11/11	$491,406
Tricer Holdco SCA Class A6	3/11/11	$491,406
Tricer Holdco SCA Class A7	3/11/11	$491,406
Tricer Holdco SCA Class A8	3/11/11	$491,406
Tricer Holdco SCA Class A9	3/11/11	$491,848

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,811,194
Fidelity Securities Lending Cash Central Fund	2,077
Total	$1,813,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,075,413	$--	$--	$4,075,413
Consumer Staples	31,028,726	--	--	31,028,726
Energy	11,919,675	--	11,919,675	--
Industrials	18,626,759	17,569,426	--	1,057,333
Materials	30,303	30,303	--	--
Real Estate	2,089,028	--	2,089,028	--
Utilities	6,285,417	--	6,285,417	--
Corporate Bonds	2,180,870,311	--	2,180,870,305	6
Bank Loan Obligations	141,032,072	--	141,032,072	--
Preferred Securities	47,688,212	--	47,688,212	--
Money Market Funds	7,830,531	7,830,531	--	--
Total Investments in Securities:	$2,451,476,447	$25,430,260	$2,389,884,709	$36,161,478

The following are reconciliations of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	7,745,712
Cost of Purchases	23,283,014
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$31,028,726
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$7,745,712
Other Investments in Securities
Beginning Balance	$7,295,357
Net Realized Gain (Loss) on Investment Securities	(1)
Net Unrealized Gain (Loss) on Investment Securities	(2,162,604)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$5,132,752
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(2,162,602)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.3%
Canada	6.9%
Luxembourg	5.2%
Netherlands	3.3%
Cayman Islands	2.1%
United Kingdom	1.8%
Multi-National	1.5%
Ireland	1.3%
Bermuda	1.1%
Austria	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,509,344,237)	$2,443,645,916
Fidelity Central Funds (cost $7,829,907)	7,830,531
Total Investment in Securities (cost $2,517,174,144)		$2,451,476,447
Receivable for investments sold		68,208,846
Receivable for fund shares sold		96,099
Dividends receivable		329,594
Interest receivable		38,767,751
Distributions receivable from Fidelity Central Funds		216,434
Total assets		2,559,095,171
Liabilities
Payable for investments purchased	$20,469,710
Payable for fund shares redeemed	4,308,444
Other payables and accrued expenses	11,154
Total liabilities		24,789,308
Net Assets		$2,534,305,863
Net Assets consist of:
Paid in capital		$2,830,377,633
Total distributable earnings (loss)		(296,071,770)
Net Assets		$2,534,305,863
Net Asset Value and Maximum Offering Price

Net Asset Value, offering price and redemption price per share ($2,534,305,863 ÷ 270,335,116 shares)		$9.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$1,787,436
Interest		84,735,445
Income from Fidelity Central Funds		1,813,271
Total income		88,336,152
Expenses
Custodian fees and expenses	$17,193
Independent trustees' fees and expenses	8,392
Commitment fees	3,661
Total expenses before reductions	29,246
Expense reductions	(10,753)
Total expenses after reductions		18,493
Net investment income (loss)		88,317,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,828,806)
Fidelity Central Funds	9,157
Foreign currency transactions	2,400
Total net realized gain (loss)		(19,817,249)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(36,654,974)
Fidelity Central Funds	(9,284)
Total change in net unrealized appreciation (depreciation)		(36,664,258)
Net gain (loss)		(56,481,507)
Net increase (decrease) in net assets resulting from operations		$31,836,152

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,317,659	$182,294,882
Net realized gain (loss)	(19,817,249)	24,517,266
Change in net unrealized appreciation (depreciation)	(36,664,258)	(67,648,258)
Net increase (decrease) in net assets resulting from operations	31,836,152	139,163,890
Distributions to shareholders	(81,399,901)	–
Distributions to shareholders from net investment income	–	(176,063,609)
Total distributions	(81,399,901)	(176,063,609)
Share transactions - net increase (decrease)	(299,935,281)	141,241,043
Total increase (decrease) in net assets	(349,499,030)	104,341,324
Net Assets
Beginning of period	2,883,804,893	2,779,463,569
End of period	$2,534,305,863	$2,883,804,893
Other Information
Undistributed net investment income end of period		$28,150,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$9.68	$8.96	$9.87	$10.58	$10.63
Income from Investment Operations
Net investment income (loss)A	.304	.623	.557	.550	.565	.566
Net realized and unrealized gain (loss)	(.214)	(.141)	.687	(.867)	(.382)	(.033)
Total from investment operations	.090	.482	1.244	(.317)	.183	.533
Distributions from net investment income	(.280)	(.602)	(.524)	(.546)	(.552)	(.554)
Distributions from net realized gain	–	–	–	(.047)	(.341)	(.029)
Total distributions	(.280)	(.602)	(.524)	(.593)	(.893)	(.583)
Net asset value, end of period	$9.37	$9.56	$9.68	$8.96	$9.87	$10.58
Total ReturnB,C	.93%	5.08%	14.25%	(3.08)%	1.86%	5.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.06%	.69%	.69%	.69%	.70%
Expenses net of fee waivers, if any	- %F,G	.05%	.69%	.69%	.69%	.70%
Expenses net of all reductions	- %F,G	.05%	.69%	.69%	.69%	.69%
Net investment income (loss)	6.31%F	6.44%	6.00%	6.07%	5.51%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$2,534,306	$2,883,805	$1,285,072	$2,417,317	$2,835,891	$5,367,464
Portfolio turnover rateH	81%F	49%	44%	34%	31%	54%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F shares, and all outstanding shares of Class F were exchanged for shares of Series High Income.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bond	$6	Recovery value	Recovery value	0.0%	Increase
Equities	$36,161,472	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.5 - 5.7 / 5.4	Increase
			Discount rate	10.0% - 15.0% / 10.6%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 10.0%	Decrease
			Strike price	$15.68	Increase
		Book value	Book value multiple	1.0	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,248,305
Gross unrealized depreciation	(100,970,708)
Net unrealized appreciation (depreciation)	$(49,722,403)
Tax cost	$2,501,198,850

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(243,806,924)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,047,985,024 and $1,145,040,209, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,661 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,077. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10,753.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Series High Income	$81,399,901	$–
Total	$81,399,901	$–
From net investment income
Series High Income	$–	$149,099,935
Class F	–	26,963,674
Total	$–	$176,063,609

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Series High Income
Shares sold	6,491,007	176,504,625	$61,989,730	$1,705,652,741
Reinvestment of distributions	8,545,076	15,078,574	81,399,901	145,891,047
Shares redeemed	(46,511,665)	(22,564,457)	(443,324,912)	(218,685,661)
Net increase (decrease)	(31,475,582)	169,018,742	$(299,935,281)	$1,632,858,127
Class F
Shares sold	–	4,069,818	$–	$39,433,422
Reinvestment of distributions	–	2,131,566	–	20,689,896
Shares redeemed	–	(160,622,473)	–	(1,551,740,402)
Net increase (decrease)	–	(154,421,089)	$–	$(1,491,617,084)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Series High Income	- %-C
Actual		$1,000.00	$1,009.30	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FSH-SANN-1218
1.924273.107

Fidelity Advisor® Short Duration High Income Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

October 31, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Short Duration High Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
TransDigm, Inc.	3.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.3
CCO Holdings LLC/CCO Holdings Capital Corp.	3.0
Valeant Pharmaceuticals International, Inc.	2.9
First Quantum Minerals Ltd.	2.7
15.2

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	15.1
Healthcare	8.6
Cable/Satellite TV	8.0
Utilities	7.6
Diversified Financial Services	6.0

Quality Diversification (% of fund's net assets)

As of October 31, 2018
AAA,AA,A	1.3%
BBB	7.7%
BB	35.8%
B	40.2%
CCC,CC,C	9.7%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Nonconvertible Bonds	78.9%
Convertible Bonds, Preferred Stocks	0.5%
Bank Loan Obligations	15.2%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 23.3%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.4%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.2%
DISH Network Corp. 2.375% 3/15/24	$260,000	$218,147
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	360,000	339,279

TOTAL CONVERTIBLE BONDS		557,426

Nonconvertible Bonds - 78.9%
Aerospace - 4.7%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,530,000	2,498,375
7.5% 12/1/24 (a)	105,000	106,706
TransDigm, Inc. 6% 7/15/22	2,810,000	2,824,050
United Technologies Corp. 3.65% 8/16/23	250,000	247,196
		5,676,327
Air Transportation - 1.3%
Allegiant Travel Co. 5.5% 7/15/19	785,000	788,925
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	489,244
United Continental Holdings, Inc. 4.25% 10/1/22	345,000	338,531
		1,616,700
Automotive & Auto Parts - 0.1%
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,024
Banks & Thrifts - 2.3%
Bank of America Corp. 2.625% 4/19/21	250,000	245,329
Citigroup, Inc. 2.9% 12/8/21	200,000	195,379
Citizens Bank NA 2.25% 3/2/20	250,000	246,425
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	248,358
Deutsche Bank AG 2.7% 7/13/20	250,000	244,271
Goldman Sachs Group, Inc. 2.876% 10/31/22 (b)	350,000	340,424
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	200,000	180,992
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	196,012
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	200,000	190,920
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	193,630
Synchrony Bank 3% 6/15/22	250,000	238,460
Synovus Financial Corp. 3.125% 11/1/22	17,000	16,171
UniCredit SpA 3.75% 4/12/22 (a)	200,000	188,982
		2,725,353
Broadcasting - 1.0%
LIN Television Corp. 5.875% 11/15/22	300,000	304,560
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	985,000	948,063
		1,252,623
Building Materials - 0.0%
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	6,000	6,001
Cable/Satellite TV - 6.3%
Altice SA 7.75% 5/15/22 (a)	905,000	842,781
Altice U.S. Finance SA 5.375% 7/15/23 (a)	500,000	499,905
Cablevision Systems Corp. 5.875% 9/15/22	640,000	643,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,115,000	1,062,038
5.125% 2/15/23	1,800,000	1,791,000
5.125% 5/1/23 (a)	720,000	716,400
DISH DBS Corp.:
5.125% 5/1/20	45,000	45,113
5.875% 7/15/22	1,760,000	1,663,200
5.875% 11/15/24	155,000	131,750
6.75% 6/1/21	180,000	181,800
		7,577,187
Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	207,413
Chemicals - 2.2%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	58,805
3.45% 6/1/23	805,000	764,750
LSB Industries, Inc. 9.625% 5/1/23 (a)	45,000	46,688
OCI NV 6.625% 4/15/23 (a)	565,000	579,125
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	500,000	506,250
The Mosaic Co. 3.25% 11/15/22	150,000	145,564
TPC Group, Inc. 8.75% 12/15/20 (a)	525,000	514,500
		2,615,682
Consumer Products - 0.1%
Coty, Inc. 6.5% 4/15/26 (a)	195,000	181,838
Containers - 3.3%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	26,142	25,096
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	194,000
4.625% 5/15/23 (a)	400,000	389,000
Ball Corp.:
4% 11/15/23	300,000	291,000
5% 3/15/22	300,000	304,500
Berry Global, Inc. 5.125% 7/15/23	500,000	497,500
OI European Group BV 4% 3/15/23 (a)	250,000	234,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.9363% 7/15/21 (a)(b)(c)	310,000	313,100
5.125% 7/15/23 (a)	1,000,000	978,750
5.75% 10/15/20	726,831	726,831
		3,953,840
Diversified Financial Services - 6.0%
Aircastle Ltd. 4.125% 5/1/24	80,000	77,706
Capital One Financial Corp. 2.5% 5/12/20	200,000	197,152
Financial & Risk U.S. Holdings, Inc.:
6.25% 5/15/26 (a)	170,000	169,150
8.25% 11/15/26 (a)	85,000	82,450
FLY Leasing Ltd. 5.25% 10/15/24	790,000	750,500
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,843
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	770,077
6% 8/1/20	320,000	322,800
6.25% 2/1/22	2,805,000	2,831,804
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.78% 12/21/65 (a)(b)(c)	605,000	535,425
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 5.03% 12/21/65 (a)(b)(c)	175,000	155,750
Moody's Corp. 5.5% 9/1/20	200,000	207,292
Morgan Stanley 2.5% 4/21/21	250,000	243,593
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (a)	51,000	48,520
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	125,000	132,088
SLM Corp. 7.25% 1/25/22	500,000	520,000
		7,144,150
Diversified Media - 1.0%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	204,319
MDC Partners, Inc. 6.5% 5/1/24 (a)	180,000	147,600
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	815,000	793,606
		1,145,525
Energy - 14.0%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	204,336
Antero Resources Corp. 5.125% 12/1/22	370,000	367,456
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	60,000
Boardwalk Pipelines LP 3.375% 2/1/23	150,000	144,477
California Resources Corp. 8% 12/15/22 (a)	655,000	582,950
Cenovus Energy, Inc. 3% 8/15/22	250,000	238,892
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	350,000	378,438
Chesapeake Energy Corp. 8% 12/15/22 (a)	876,000	913,230
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	250,000	246,250
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(c)	525,000	525,231
Continental Resources, Inc. 4.5% 4/15/23	500,000	501,695
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,085,000	1,091,781
Denbury Resources, Inc.:
4.625% 7/15/23	10,000	8,275
5.5% 5/1/22	110,000	95,150
6.375% 8/15/21	35,000	32,550
7.5% 2/15/24 (a)	80,000	78,200
9.25% 3/31/22 (a)	130,000	135,525
Energy Transfer Equity LP:
4.25% 3/15/23	475,000	470,250
7.5% 10/15/20	105,000	111,169
Ensco PLC:
4.5% 10/1/24	705,000	572,813
8% 1/31/24	1,132,000	1,117,850
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	320,000	308,800
EQT Corp. 2.5% 10/1/20	9,000	8,776
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	830,000	821,700
6% 10/1/22	300,000	297,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	29,400
FTS International, Inc. 6.25% 5/1/22	265,000	252,744
MPLX LP 3.375% 3/15/23	13,000	12,637
Nabors Industries, Inc. 5.5% 1/15/23	143,000	134,407
NextEra Energy Partners LP 4.25% 9/15/24 (a)	155,000	147,250
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	445,000	451,675
Noble Holding International Ltd. 7.75% 1/15/24	171,000	159,671
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	150,000	152,625
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	100,000	99,093
3.65% 6/1/22	18,000	17,643
3.85% 10/15/23	75,000	72,912
Precision Drilling Corp.:
6.5% 12/15/21	270,026	272,051
7.75% 12/15/23	235,000	244,400
Range Resources Corp. 5% 8/15/22	840,000	825,300
Sanchez Energy Corp. 7.25% 2/15/23 (a)	150,000	136,875
Southwestern Energy Co. 4.1% 3/15/22	300,000	295,500
Summit Midstream Holdings LLC 5.5% 8/15/22	90,000	89,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	207,000	207,000
4.25% 11/15/23	625,000	599,406
5.25% 5/1/23	800,000	798,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	350,000	331,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	769,300
6.25% 10/15/22	135,000	139,219
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	8,601
Transocean Pontus Ltd. 6.125% 8/1/25 (a)	75,000	74,531
W&T Offshore, Inc. 9.75% 11/1/23 (a)	250,000	241,925
Weatherford International Ltd. 9.875% 2/15/24	500,000	387,500
Weatherford International, Inc. 9.875% 3/1/25 (a)	500,000	387,500
Whiting Petroleum Corp. 5.75% 3/15/21	165,000	166,031
		16,816,715
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 5.875% 2/15/22	300,000	299,895
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	323,844	184,591
		484,486
Environmental - 0.9%
Clean Harbors, Inc. 5.125% 6/1/21	500,000	500,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	491,250
Tervita Escrow Corp. 7.625% 12/1/21 (a)	35,000	35,525
		1,026,775
Food & Drug Retail - 0.2%
CVS Health Corp.:
3.35% 3/9/21	16,000	15,930
3.7% 3/9/23	176,000	173,890
		189,820
Food/Beverage/Tobacco - 2.2%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	196,058
Anheuser-Busch InBev Worldwide, Inc. 3.5% 1/12/24	250,000	243,344
Bat Capital Corp. 2.764% 8/15/22 (a)	250,000	239,317
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	925,000	892,625
Darling International, Inc. 5.375% 1/15/22	415,000	416,038
General Mills, Inc. 3.2% 4/16/21	4,000	3,971
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	197,422
Vector Group Ltd. 6.125% 2/1/25 (a)	500,000	455,000
		2,643,775
Gaming - 2.9%
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,015,000
Scientific Games Corp.:
5% 10/15/25 (a)	115,000	106,950
6.625% 5/15/21	935,000	904,613
10% 12/1/22	500,000	522,500
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,000,000	907,500
		3,456,563
Healthcare - 8.1%
AbbVie, Inc. 3.375% 11/14/21	200,000	198,941
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	193,129
Community Health Systems, Inc. 6.25% 3/31/23	585,000	538,025
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	2,000	2,000
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	206,291
Halfmoon Parent, Inc.:
3.4% 9/17/21 (a)	18,000	17,868
3.75% 7/15/23 (a)	9,000	8,927
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	303,000
5% 3/15/24	300,000	303,563
6.25% 2/15/21	800,000	831,000
HealthSouth Corp. 5.125% 3/15/23	255,000	255,000
Humana, Inc. 2.5% 12/15/20	10,000	9,803
Mylan NV 3.15% 6/15/21	200,000	195,294
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	485,000	463,175
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	59,700
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	192,213
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,349,644
4.75% 6/1/20	200,000	200,500
6.75% 6/15/23	165,000	164,538
8.125% 4/1/22	485,000	505,006
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	233,421
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	1,500,000	1,477,500
5.875% 5/15/23 (a)	850,000	812,813
6.5% 3/15/22 (a)	1,135,000	1,174,725
		9,696,076
Homebuilders/Real Estate - 0.6%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	300,000
D.R. Horton, Inc. 2.55% 12/1/20	14,000	13,673
DDR Corp. 4.625% 7/15/22	200,000	203,481
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	208,530
		725,684
Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	200,000	197,975
Leisure - 1.2%
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	200,000	199,000
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	201,750
7.25% 11/30/21 (a)	1,000,000	1,028,810
		1,429,560
Metals/Mining - 3.8%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	200,000	174,500
7% 2/15/21 (a)	1,000,000	978,125
7.25% 5/15/22 (a)	1,110,000	1,060,050
7.25% 4/1/23 (a)	1,175,000	1,085,406
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	300,000	288,000
5.125% 3/15/23 (a)	90,000	86,850
Freeport-McMoRan, Inc. 3.55% 3/1/22	995,000	941,519
		4,614,450
Restaurants - 1.6%
Golden Nugget, Inc. 6.75% 10/15/24 (a)	800,000	798,000
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,157,625
		1,955,625
Services - 0.4%
Air Lease Corp.:
2.125% 1/15/20	200,000	196,867
3.5% 1/15/22	150,000	148,320
APX Group, Inc. 8.75% 12/1/20	155,000	151,125
Corrections Corp. of America 5% 10/15/22	25,000	24,156
		520,468
Super Retail - 0.1%
AutoZone, Inc. 2.5% 4/15/21	145,000	141,114
Technology - 2.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	201,666
EMC Corp. 2.65% 6/1/20	1,140,000	1,110,550
Microchip Technology, Inc. 3.922% 6/1/21 (a)	200,000	198,557
Nuance Communications, Inc. 5.375% 8/15/20 (a)	215,000	215,134
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	415,000	400,475
4.125% 6/1/21 (a)	175,000	173,906
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	150,931
Symantec Corp. 4.2% 9/15/20	500,000	498,680
Uber Technologies, Inc. 7.5% 11/1/23 (a)(d)	250,000	250,313
		3,200,212
Telecommunications - 3.4%
Altice Financing SA 6.625% 2/15/23 (a)	500,000	494,900
AT&T, Inc. 2.8% 2/17/21	200,000	196,538
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	75,000	75,469
Equinix, Inc. 5.375% 4/1/23	580,000	588,700
Frontier Communications Corp. 10.5% 9/15/22	175,000	145,688
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	200,000	196,500
Qwest Corp. 6.75% 12/1/21	100,000	104,369
SBA Communications Corp. 4% 10/1/22	500,000	478,750
SFR Group SA 6.25% 5/15/24 (a)	215,000	206,131
Sprint Communications, Inc.:
6% 11/15/22	515,000	519,828
9% 11/15/18 (a)	115,000	115,230
Sprint Corp. 7.875% 9/15/23	700,000	747,250
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	222,188
		4,091,541
Transportation Ex Air/Rail - 1.1%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	300,000	294,375
5.5% 1/15/23 (a)	155,000	154,225
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	875,000	733,906
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	200,075
		1,382,581
Utilities - 6.6%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,809,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	558,000	592,529
Dominion Resources, Inc. 4.104% 4/1/21	250,000	252,011
DPL, Inc. 6.75% 10/1/19	217,000	222,154
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,319,500
Exelon Corp. 3.497% 6/1/22 (b)	250,000	243,827
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	885,000	869,513
InterGen NV 7% 6/30/23 (a)	500,000	491,250
The AES Corp.:
4% 3/15/21	185,000	183,176
4.5% 3/15/23	120,000	118,350
4.875% 5/15/23	1,615,000	1,598,850
Williams Partners LP 5.25% 3/15/20	200,000	204,489
		7,904,649

TOTAL NONCONVERTIBLE BONDS		94,679,732

TOTAL CORPORATE BONDS
(Cost $96,959,527)		95,237,158
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (e)
(Cost $301,607)	6,468	32,663
	Principal Amount	Value

Bank Loan Obligations - 15.2%
Aerospace - 1.0%
TransDigm, Inc.:
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.802% 6/9/23 (b)(c)	866,382	861,738
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.802% 8/22/24 (b)(c)	340,725	338,943

TOTAL AEROSPACE		1,200,681

Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2767% 10/10/21 (b)(c)	342,642	342,108
Cable/Satellite TV - 1.7%
Altice U.S. Finance SA:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 7/28/25 (b)(c)	124,684	124,399
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 1/11/26 (c)(f)	125,000	124,649
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 1/25/26 (b)(c)	54,725	54,605
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.967% 1/31/26 (b)(c)	301,950	294,087
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5295% 9/30/25 (b)(c)	365,000	364,409
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5395% 8/19/23 (b)(c)	490,050	471,673
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 1/19/21 (b)(c)	142,825	142,851
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 4/15/25 (b)(c)	530,000	519,490

TOTAL CABLE/SATELLITE TV		2,096,163

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 5/9/25 (b)(c)	14,277	14,304
CPM Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 10/24/25 (c)(f)	20,000	20,067

TOTAL CAPITAL GOODS		34,371

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	21,004	20,974
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	48,471	48,403

TOTAL CHEMICALS		69,377

Consumer Products - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.756% 4/30/25 (b)(c)	49,875	45,137
Containers - 0.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2794% 11/7/25 (b)(c)	64,838	64,720
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.052% 5/16/24 (b)(c)	125,000	124,714
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2832% 4/3/25 (b)(c)	28,621	28,636
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/5/23 (b)(c)	303,814	303,814

TOTAL CONTAINERS		521,884

Energy - 0.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 5/18/23 (b)(c)	211,464	211,464
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10/22/25 (c)(f)	100,000	99,250
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (b)(c)	124,370	122,572
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6699% 12/31/21 (b)(c)	100,000	111,250
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0365% 12/31/22 (b)(c)	160,000	162,133
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7841% 5/7/25 (b)(c)	124,688	124,064
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(g)	68,952	69,470
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.2796% 3/1/24 (b)(c)	100,000	93,139
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (b)(c)	75,000	75,094
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9446% 10/31/25 (b)(c)	40,000	40,050

TOTAL ENERGY		1,108,486

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5295% 12/15/22 (b)(c)	276,438	276,006
Food & Drug Retail - 0.2%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3645% 5/31/24 (b)(c)	124,688	122,973
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10/18/25 (c)(f)	15,000	15,000
Tops Markets LLC term loan 3 month U.S. LIBOR + 9.500% 11.8125% 2/23/19 (b)(c)(g)	78,843	79,040

TOTAL FOOD & DRUG RETAIL		217,013

Food/Beverage/Tobacco - 0.3%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/7/23 (b)(c)	124,368	121,337
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.29% 5/24/24 (b)(c)	200,179	199,857

TOTAL FOOD/BEVERAGE/TOBACCO		321,194

Gaming - 1.1%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/18/24 (b)(c)	296,362	295,529
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3% 10/20/24 (b)(c)	456,550	456,550
3 month U.S. LIBOR + 7.000% 9.31% 10/20/25 (b)(c)	155,000	155,775
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0457% 8/14/24 (b)(c)	158,877	157,231
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 7/10/25 (b)(c)	124,688	125,138
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 10/22/24 (c)(d)(f)	125,000	124,298

TOTAL GAMING		1,314,521

Healthcare - 0.5%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/13/25 (b)(c)	208,950	209,734
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25 (b)(c)	160,000	160,566
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 10/21/23 (b)(c)	4,975	4,976
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 8/31/24 (b)(c)	30,000	29,918
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2739% 6/1/25 (b)(c)	29,250	29,243
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6863% 7/9/25 (b)(c)	125,000	123,750

TOTAL HEALTHCARE		558,187

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/21/25 (b)(c)	125,000	124,883
Hotels - 0.0%
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 8/31/25 (b)(c)	20,000	20,050
Insurance - 0.3%
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 11/3/24 (b)(c)	124,688	124,755
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.802% 8/4/25 (b)(c)	125,000	128,219
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (b)(c)	74,813	74,555

TOTAL INSURANCE		327,529

Leisure - 0.1%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 2/1/24 (b)(c)	125,000	123,594
Paper - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.506% 6/29/25 (b)(c)	124,688	124,755
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (b)(c)	191,789	192,269
Services - 0.7%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(c)	20,000	19,658
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(c)	79,989	79,478
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.052% 3/11/25 (b)(c)	125,909	125,831
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7321% 6/21/24 (b)(c)	488,813	490,460
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 8/16/25 (b)(c)	15,000	15,000
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/27/25 (b)(c)	99,500	98,712

TOTAL SERVICES		829,139

Super Retail - 1.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.302% 9/25/24 (b)(c)(d)	1,500,000	1,499,460
Technology - 2.7%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0267% 8/3/25 (b)(c)	45,000	44,462
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5708% 9/5/25 (b)(c)	25,000	25,063
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.6916% 10/31/25 (b)(c)	100,000	99,313
Dynatrace LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.552% 8/23/25 (b)(c)	30,000	30,163
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.56% 6/1/22 (b)(c)	298,456	298,970
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/15/24 (b)(c)	533,042	533,378
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 7/7/25 (b)(c)	5,000	5,008
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9252% 7/1/24 (b)(c)(d)	5,000	5,024
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3431% 11/1/23 (b)(c)	389,102	389,406
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (b)(c)	86,666	86,367
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (b)(c)	12,833	12,789
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 5/29/25 (b)(c)	45,217	45,036
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 5/31/25 (b)(c)	34,913	34,729
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 5/31/26 (b)(c)	15,000	14,888
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 3/3/23 (b)(c)	104,198	103,987
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (b)(c)	116,614	115,966
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (b)(c)	45,200	44,948
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.552% 4/16/25 (b)(c)	70,000	69,575
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.2795% 3/11/24 (b)(c)	150,000	144,500
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2795% 3/9/23 (b)(c)	347,000	348,735
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.7795% 7/13/23 (b)(c)	441,000	440,727
3 month U.S. LIBOR + 4.000% 6.2806% 4/4/25 (b)(c)	125,000	124,896
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 8/27/25 (b)(c)	60,000	60,431
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 7/2/25 (b)(c)	75,000	74,703
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (b)(c)	35,000	34,923

TOTAL TECHNOLOGY		3,187,987

Telecommunications - 2.3%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0395% 7/15/25 (b)(c)	147,750	143,920
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.06% 3/31/21 (b)(c)	147,887	143,266
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.06% 6/15/24 (b)(c)	24,937	24,089
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 5/31/25 (b)(c)	24,938	24,578
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0449% 11/27/23 (b)(c)	125,000	125,000
Tranche B-5, term loan 6.625% 1/2/24	500,000	512,055
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5296% 2/22/24 (b)(c)	335,000	335,157
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/24 (b)(c)	369,375	366,209
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/2/26 (b)(c)	280,000	279,686
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.802% 11/1/24 (b)(c)	241,288	241,690
3 month U.S. LIBOR + 8.250% 10.552% 11/1/25 (b)(c)	165,000	164,724
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/31/25 (b)(c)	448,175	431,790

TOTAL TELECOMMUNICATIONS		2,792,164

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.26% 6/22/22 (b)(c)	24,521	24,460
Utilities - 0.7%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 8/1/26 (b)(c)	10,000	10,135
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/1/25 (b)(c)	125,000	125,660
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.06% 6/26/25 (b)(c)	84,788	84,964
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0673% 5/31/22 (b)(c)	359,543	359,274
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (b)(c)	125,000	123,594
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.2928% 12/31/25 (b)(c)	124,688	124,234

TOTAL UTILITIES		827,861

TOTAL BANK LOAN OBLIGATIONS
(Cost $18,212,340)		18,179,279

Bank Notes - 0.2%
Compass Bank 2.875% 6/29/22
(Cost $249,715)	250,000	239,575

Preferred Securities - 1.2%
Banks & Thrifts - 1.0%
Bank of America Corp. 5.2% (b)(h)	$300,000	$299,021
Citigroup, Inc.:
5.95% (b)(h)	100,000	101,311
5.95% (b)(h)	10,000	10,289
Royal Bank of Scotland Group PLC 7.5% (b)(h)	800,000	818,475

TOTAL BANKS & THRIFTS		1,229,096

Energy - 0.2%
Energy Transfer Partners LP 6.25% (b)(h)	265,000	251,286
TOTAL PREFERRED SECURITIES
(Cost $1,461,006)		1,480,382
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 2.23% (i)
(Cost $7,236,496)	7,235,175	7,236,622
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $124,420,691)		122,405,679
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(2,378,187)
NET ASSETS - 100%		$120,027,492

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,516,713 or 32.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,374
Total	$61,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$32,663	$32,663	$--	$--
Corporate Bonds	95,237,158	--	95,237,158	--
Bank Loan Obligations	18,179,279	--	18,030,769	148,510
Bank Notes	239,575	--	239,575	--
Preferred Securities	1,480,382	--	1,480,382	--
Money Market Funds	7,236,622	7,236,622	--	--
Total Investments in Securities:	$122,405,679	$7,269,285	$114,987,884	$148,510

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.7%
Canada	8.8%
Netherlands	2.6%
Luxembourg	2.5%
United Kingdom	2.3%
Cayman Islands	1.5%
British Virgin Islands	1.0%
Bermuda	1.0%
Multi-National	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $117,184,195)	$115,169,057
Fidelity Central Funds (cost $7,236,496)	7,236,622
Total Investment in Securities (cost $124,420,691)		$122,405,679
Cash		35,227
Receivable for investments sold		252,971
Receivable for fund shares sold		333,289
Interest receivable		1,537,620
Distributions receivable from Fidelity Central Funds		14,680
Prepaid expenses		206
Receivable from investment adviser for expense reductions		39,007
Total assets		124,618,679
Liabilities
Payable for investments purchased	$4,105,372
Payable for fund shares redeemed	302,744
Distributions payable	66,350
Accrued management fee	55,498
Distribution and service plan fees payable	6,928
Other affiliated payables	15,103
Other payables and accrued expenses	39,192
Total liabilities		4,591,187
Net Assets		$120,027,492
Net Assets consist of:
Paid in capital		$125,950,322
Total distributable earnings (loss)		(5,922,830)
Net Assets		$120,027,492
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,506,176 ÷ 1,448,736 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class M:
Net Asset Value and redemption price per share ($2,198,578 ÷ 235,875 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class C:
Net Asset Value and offering price per share ($4,566,600 ÷ 489,795 shares)(a)		$9.32
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($95,748,390 ÷ 10,270,004 shares)		$9.32
Class I:
Net Asset Value, offering price and redemption price per share ($3,908,839 ÷ 419,261 shares)		$9.32
Class Z:
Net Asset Value, offering price and redemption price per share ($98,909 ÷ 10,606 shares)		$9.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$41,554
Interest		2,902,289
Income from Fidelity Central Funds		61,374
Total income		3,005,217
Expenses
Management fee	$316,679
Transfer agent fees	66,191
Distribution and service plan fees	43,370
Accounting fees and expenses	23,678
Custodian fees and expenses	6,433
Independent trustees' fees and expenses	334
Registration fees	65,748
Audit	35,668
Legal	91
Miscellaneous	401
Total expenses before reductions	558,593
Expense reductions	(54,782)
Total expenses after reductions		503,811
Net investment income (loss)		2,501,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(136,476)
Fidelity Central Funds	7
Total net realized gain (loss)		(136,469)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,260,215)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(1,260,216)
Net gain (loss)		(1,396,685)
Net increase (decrease) in net assets resulting from operations		$1,104,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,501,406	$4,799,847
Net realized gain (loss)	(136,469)	(10,805)
Change in net unrealized appreciation (depreciation)	(1,260,216)	(1,948,198)
Net increase (decrease) in net assets resulting from operations	1,104,721	2,840,844
Distributions to shareholders	(2,339,936)	–
Distributions to shareholders from net investment income	–	(4,712,243)
Total distributions	(2,339,936)	(4,712,243)
Share transactions - net increase (decrease)	13,347,721	13,613,515
Redemption fees	–	11,820
Total increase (decrease) in net assets	12,112,506	11,753,936
Net Assets
Beginning of period	107,914,986	96,161,050
End of period	$120,027,492	$107,914,986
Other Information
Undistributed net investment income end of period		$360,273

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.198	.381	.395	.429	.358	.132
Net realized and unrealized gain (loss)	(.113)	(.159)	.397	(.737)	(.246)	.091
Total from investment operations	.085	.222	.792	(.308)	.112	.223
Distributions from net investment income	(.185)	(.373)	(.365)	(.413)	(.358)	(.124)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.185)	(.373)	(.365)	(.415)	(.358)	(.124)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	.90%	2.36%	8.84%	(3.06)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.16%	1.22%	1.24%	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	4.17%H	4.00%	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,506	$12,351	$9,304	$6,823	$4,398	$3,043
Portfolio turnover rateI	23%H	65%	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.198	.382	.395	.433	.360	.132
Net realized and unrealized gain (loss)	(.113)	(.160)	.397	(.741)	(.247)	.091
Total from investment operations	.085	.222	.792	(.308)	.113	.223
Distributions from net investment income	(.185)	(.373)	(.365)	(.413)	(.359)	(.124)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.185)	(.373)	(.365)	(.415)	(.359)	(.124)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	.90%	2.36%	8.84%	(3.06)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.16%	1.22%	1.25%	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	4.17%H	4.00%	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,199	$2,081	$2,703	$2,426	$2,930	$2,946
Portfolio turnover rateI	23%H	65%	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.163	.310	.325	.360	.285	.096
Net realized and unrealized gain (loss)	(.114)	(.159)	.386	(.728)	(.247)	.090
Total from investment operations	.049	.151	.711	(.368)	.038	.186
Distributions from net investment income	(.149)	(.302)	(.294)	(.343)	(.284)	(.087)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.149)	(.302)	(.294)	(.345)	(.284)	(.087)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D,E	.52%	1.59%	7.92%	(3.68)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.94%H	1.93%	2.00%	2.00%	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%H
Net investment income (loss)	3.42%H	3.25%	3.46%	3.90%	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,567	$5,146	$5,387	$3,827	$3,465	$3,114
Portfolio turnover rateI	23%H	65%	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.210	.405	.420	.455	.385	.142
Net realized and unrealized gain (loss)	(.113)	(.159)	.385	(.730)	(.248)	.093
Total from investment operations	.097	.246	.805	(.275)	.137	.235
Distributions from net investment income	(.197)	(.397)	(.388)	(.436)	(.383)	(.136)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.197)	(.397)	(.388)	(.438)	(.383)	(.136)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	1.03%	2.61%	9.00%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%G	.86%	.93%	.96%	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.43%G	4.25%	4.46%	4.90%	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$95,748	$83,652	$68,646	$47,531	$45,109	$54,547
Portfolio turnover rateH	23%G	65%	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.210	.406	.420	.460	.383	.143
Net realized and unrealized gain (loss)	(.113)	(.160)	.385	(.735)	(.246)	.091
Total from investment operations	.097	.246	.805	(.275)	.137	.234
Distributions from net investment income	(.197)	(.397)	(.388)	(.436)	(.383)	(.135)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.197)	(.397)	(.388)	(.438)	(.383)	(.135)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	1.03%	2.61%	8.99%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.91%	.96%	.99%	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.42%G	4.25%	4.46%	4.90%	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,909	$4,686	$10,122	$2,856	$5,932	$4,419
Portfolio turnover rateH	23%G	65%	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class Z

Six months ended (Unaudited) October 31,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.46
Income from Investment Operations
Net investment income (loss)B	.033
Net realized and unrealized gain (loss)	(.132)
Total from investment operations	(.099)
Distributions from net investment income	(.031)
Distributions from net realized gain	–
Total distributions	(.031)
Redemption fees added to paid in capitalB	–
Net asset value, end of period	$9.33
Total ReturnC,D	(1.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G
Expenses net of fee waivers, if any	.71%G
Expenses net of all reductions	.71%G
Net investment income (loss)	(.14)%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateH	23%G

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$934,111
Gross unrealized depreciation	(2,541,183)
Net unrealized appreciation (depreciation)	$(1,607,072)
Tax cost	$124,012,751

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,523,332)
Long-term	(1,771,337)
Total capital loss carryforward	$(4,294,669)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,008,950 and $12,344,602, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$15,997	$1,484
Class M	-%	.25%	2,641	–
Class C	.75%	.25%	24,732	2,391
			$43,370	$3,875

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,508
Class M	195
Class C(a)	250
$1,953

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,605.15
Class M	1,642.15
Class C	4,454.18
Short Duration High Income	47,523.10
Class I	2,963.13
Class Z	4.05
	$66,191

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $145 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$8,162
Class M	1.05%	1,393
Class C	1.80%	3,535
Short Duration High Income	.80%	38,743
Class I	.80%	2,363
Class Z	.71%	33
		$54,229

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $161.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $361.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018(a)	Year ended April 30, 2018
Distributions to shareholders
Class A	$251,147	$–
Class M	41,465	–
Class C	78,432	–
Short Duration High Income	1,877,261	–
Class I	91,306	–
Class Z	325	–
Total	$2,339,936	$–
From net investment income
Class A	$–	$445,242
Class M	–	93,305
Class C	–	176,055
Short Duration High Income	–	3,580,329
Class I	–	417,312
Total	$–	$4,712,243

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018(a)	Year ended April 30, 2018	Six months ended October 31, 2018(a)	Year ended April 30, 2018
Class A
Shares sold	259,285	583,861	$2,439,130	$5,564,910
Reinvestment of distributions	25,845	44,786	243,043	426,787
Shares redeemed	(147,746)	(289,548)	(1,390,762)	(2,756,061)
Net increase (decrease)	137,384	339,099	$1,291,411	$3,235,636
Class M
Shares sold	25,732	47,258	$241,953	$450,924
Reinvestment of distributions	4,295	9,433	40,391	89,955
Shares redeemed	(15,111)	(118,183)	(142,136)	(1,126,799)
Net increase (decrease)	14,916	(61,492)	$140,208	$(585,920)
Class C
Shares sold	77,731	203,484	$729,723	$1,941,596
Reinvestment of distributions	8,252	18,355	77,621	175,004
Shares redeemed	(142,461)	(238,426)	(1,342,695)	(2,272,097)
Net increase (decrease)	(56,478)	(16,587)	$(535,351)	$(155,497)
Short Duration High Income
Shares sold	3,010,643	5,767,474	$28,358,196	$55,048,153
Reinvestment of distributions	161,387	292,731	1,517,639	2,790,315
Shares redeemed	(1,783,408)	(4,351,715)	(16,786,324)	(41,381,770)
Net increase (decrease)	1,388,622	1,708,490	$13,089,511	$16,456,698
Class I
Shares sold	59,092	643,223	$555,967	$6,143,050
Reinvestment of distributions	8,651	35,107	81,364	335,181
Shares redeemed	(145,963)	(1,238,488)	(1,375,714)	(11,815,633)
Net increase (decrease)	(78,220)	(560,158)	$(738,383)	$(5,337,402)
Class Z
Shares sold	10,571	–	$100,000	$–
Reinvestment of distributions	35	–	325	–
Net increase (decrease)	10,606	–	$100,325	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018) for Class A, Class M, Class C, Short Duration High Income and Class I and for the period (October 2, 2018 to October 31, 2018) for Class Z. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Class A	1.05%
Actual		$1,000.00	$1,009.00	$5.32-B
Hypothetical-C		$1,000.00	$1,019.91	$5.35-D
Class M	1.05%
Actual		$1,000.00	$1,009.00	$5.32-B
Hypothetical-C		$1,000.00	$1,019.91	$5.35-D
Class C	1.80%
Actual		$1,000.00	$1,005.20	$9.10-B
Hypothetical-C		$1,000.00	$1,016.13	$9.15-D
Short Duration High Income	.80%
Actual		$1,000.00	$1,010.30	$4.05-B
Hypothetical-C		$1,000.00	$1,021.17	$4.08-D
Class I	.80%
Actual		$1,000.00	$1,010.30	$4.05-B
Hypothetical-C		$1,000.00	$1,021.17	$4.08-D
Class Z	.71%
Actual		$1,000.00	$989.50	$.58-B
Hypothetical-C		$1,000.00	$1,021.63	$3.62-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C, Short Duration High Income and Class I, and multiplied by 30/365 (to reflect the period October 2, 2018 to October 31, 2018) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Fidelity Short Duration High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

ASDH-SANN-1218
1.969458.104

Fidelity® Short Duration High Income Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
TransDigm, Inc.	3.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.3
CCO Holdings LLC/CCO Holdings Capital Corp.	3.0
Valeant Pharmaceuticals International, Inc.	2.9
First Quantum Minerals Ltd.	2.7
15.2

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Energy	15.1
Healthcare	8.6
Cable/Satellite TV	8.0
Utilities	7.6
Diversified Financial Services	6.0

Quality Diversification (% of fund's net assets)

As of October 31, 2018
AAA,AA,A	1.3%
BBB	7.7%
BB	35.8%
B	40.2%
CCC,CC,C	9.7%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Nonconvertible Bonds	78.9%
Convertible Bonds, Preferred Stocks	0.5%
Bank Loan Obligations	15.2%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 23.3%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.4%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.2%
DISH Network Corp. 2.375% 3/15/24	$260,000	$218,147
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	360,000	339,279

TOTAL CONVERTIBLE BONDS		557,426

Nonconvertible Bonds - 78.9%
Aerospace - 4.7%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,530,000	2,498,375
7.5% 12/1/24 (a)	105,000	106,706
TransDigm, Inc. 6% 7/15/22	2,810,000	2,824,050
United Technologies Corp. 3.65% 8/16/23	250,000	247,196
		5,676,327
Air Transportation - 1.3%
Allegiant Travel Co. 5.5% 7/15/19	785,000	788,925
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	489,244
United Continental Holdings, Inc. 4.25% 10/1/22	345,000	338,531
		1,616,700
Automotive & Auto Parts - 0.1%
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,024
Banks & Thrifts - 2.3%
Bank of America Corp. 2.625% 4/19/21	250,000	245,329
Citigroup, Inc. 2.9% 12/8/21	200,000	195,379
Citizens Bank NA 2.25% 3/2/20	250,000	246,425
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	248,358
Deutsche Bank AG 2.7% 7/13/20	250,000	244,271
Goldman Sachs Group, Inc. 2.876% 10/31/22 (b)	350,000	340,424
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	200,000	180,992
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	196,012
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	200,000	190,920
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	193,630
Synchrony Bank 3% 6/15/22	250,000	238,460
Synovus Financial Corp. 3.125% 11/1/22	17,000	16,171
UniCredit SpA 3.75% 4/12/22 (a)	200,000	188,982
		2,725,353
Broadcasting - 1.0%
LIN Television Corp. 5.875% 11/15/22	300,000	304,560
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	985,000	948,063
		1,252,623
Building Materials - 0.0%
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	6,000	6,001
Cable/Satellite TV - 6.3%
Altice SA 7.75% 5/15/22 (a)	905,000	842,781
Altice U.S. Finance SA 5.375% 7/15/23 (a)	500,000	499,905
Cablevision Systems Corp. 5.875% 9/15/22	640,000	643,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,115,000	1,062,038
5.125% 2/15/23	1,800,000	1,791,000
5.125% 5/1/23 (a)	720,000	716,400
DISH DBS Corp.:
5.125% 5/1/20	45,000	45,113
5.875% 7/15/22	1,760,000	1,663,200
5.875% 11/15/24	155,000	131,750
6.75% 6/1/21	180,000	181,800
		7,577,187
Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	207,413
Chemicals - 2.2%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	58,805
3.45% 6/1/23	805,000	764,750
LSB Industries, Inc. 9.625% 5/1/23 (a)	45,000	46,688
OCI NV 6.625% 4/15/23 (a)	565,000	579,125
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	500,000	506,250
The Mosaic Co. 3.25% 11/15/22	150,000	145,564
TPC Group, Inc. 8.75% 12/15/20 (a)	525,000	514,500
		2,615,682
Consumer Products - 0.1%
Coty, Inc. 6.5% 4/15/26 (a)	195,000	181,838
Containers - 3.3%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	26,142	25,096
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	194,000
4.625% 5/15/23 (a)	400,000	389,000
Ball Corp.:
4% 11/15/23	300,000	291,000
5% 3/15/22	300,000	304,500
Berry Global, Inc. 5.125% 7/15/23	500,000	497,500
OI European Group BV 4% 3/15/23 (a)	250,000	234,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.9363% 7/15/21 (a)(b)(c)	310,000	313,100
5.125% 7/15/23 (a)	1,000,000	978,750
5.75% 10/15/20	726,831	726,831
		3,953,840
Diversified Financial Services - 6.0%
Aircastle Ltd. 4.125% 5/1/24	80,000	77,706
Capital One Financial Corp. 2.5% 5/12/20	200,000	197,152
Financial & Risk U.S. Holdings, Inc.:
6.25% 5/15/26 (a)	170,000	169,150
8.25% 11/15/26 (a)	85,000	82,450
FLY Leasing Ltd. 5.25% 10/15/24	790,000	750,500
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,843
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	770,077
6% 8/1/20	320,000	322,800
6.25% 2/1/22	2,805,000	2,831,804
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.78% 12/21/65 (a)(b)(c)	605,000	535,425
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 5.03% 12/21/65 (a)(b)(c)	175,000	155,750
Moody's Corp. 5.5% 9/1/20	200,000	207,292
Morgan Stanley 2.5% 4/21/21	250,000	243,593
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (a)	51,000	48,520
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	125,000	132,088
SLM Corp. 7.25% 1/25/22	500,000	520,000
		7,144,150
Diversified Media - 1.0%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	204,319
MDC Partners, Inc. 6.5% 5/1/24 (a)	180,000	147,600
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	815,000	793,606
		1,145,525
Energy - 14.0%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	204,336
Antero Resources Corp. 5.125% 12/1/22	370,000	367,456
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	60,000
Boardwalk Pipelines LP 3.375% 2/1/23	150,000	144,477
California Resources Corp. 8% 12/15/22 (a)	655,000	582,950
Cenovus Energy, Inc. 3% 8/15/22	250,000	238,892
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	350,000	378,438
Chesapeake Energy Corp. 8% 12/15/22 (a)	876,000	913,230
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	250,000	246,250
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(c)	525,000	525,231
Continental Resources, Inc. 4.5% 4/15/23	500,000	501,695
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,085,000	1,091,781
Denbury Resources, Inc.:
4.625% 7/15/23	10,000	8,275
5.5% 5/1/22	110,000	95,150
6.375% 8/15/21	35,000	32,550
7.5% 2/15/24 (a)	80,000	78,200
9.25% 3/31/22 (a)	130,000	135,525
Energy Transfer Equity LP:
4.25% 3/15/23	475,000	470,250
7.5% 10/15/20	105,000	111,169
Ensco PLC:
4.5% 10/1/24	705,000	572,813
8% 1/31/24	1,132,000	1,117,850
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	320,000	308,800
EQT Corp. 2.5% 10/1/20	9,000	8,776
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	830,000	821,700
6% 10/1/22	300,000	297,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	29,400
FTS International, Inc. 6.25% 5/1/22	265,000	252,744
MPLX LP 3.375% 3/15/23	13,000	12,637
Nabors Industries, Inc. 5.5% 1/15/23	143,000	134,407
NextEra Energy Partners LP 4.25% 9/15/24 (a)	155,000	147,250
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	445,000	451,675
Noble Holding International Ltd. 7.75% 1/15/24	171,000	159,671
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	150,000	152,625
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	100,000	99,093
3.65% 6/1/22	18,000	17,643
3.85% 10/15/23	75,000	72,912
Precision Drilling Corp.:
6.5% 12/15/21	270,026	272,051
7.75% 12/15/23	235,000	244,400
Range Resources Corp. 5% 8/15/22	840,000	825,300
Sanchez Energy Corp. 7.25% 2/15/23 (a)	150,000	136,875
Southwestern Energy Co. 4.1% 3/15/22	300,000	295,500
Summit Midstream Holdings LLC 5.5% 8/15/22	90,000	89,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	207,000	207,000
4.25% 11/15/23	625,000	599,406
5.25% 5/1/23	800,000	798,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	350,000	331,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	769,300
6.25% 10/15/22	135,000	139,219
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	8,601
Transocean Pontus Ltd. 6.125% 8/1/25 (a)	75,000	74,531
W&T Offshore, Inc. 9.75% 11/1/23 (a)	250,000	241,925
Weatherford International Ltd. 9.875% 2/15/24	500,000	387,500
Weatherford International, Inc. 9.875% 3/1/25 (a)	500,000	387,500
Whiting Petroleum Corp. 5.75% 3/15/21	165,000	166,031
		16,816,715
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 5.875% 2/15/22	300,000	299,895
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	323,844	184,591
		484,486
Environmental - 0.9%
Clean Harbors, Inc. 5.125% 6/1/21	500,000	500,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	491,250
Tervita Escrow Corp. 7.625% 12/1/21 (a)	35,000	35,525
		1,026,775
Food & Drug Retail - 0.2%
CVS Health Corp.:
3.35% 3/9/21	16,000	15,930
3.7% 3/9/23	176,000	173,890
		189,820
Food/Beverage/Tobacco - 2.2%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	196,058
Anheuser-Busch InBev Worldwide, Inc. 3.5% 1/12/24	250,000	243,344
Bat Capital Corp. 2.764% 8/15/22 (a)	250,000	239,317
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	925,000	892,625
Darling International, Inc. 5.375% 1/15/22	415,000	416,038
General Mills, Inc. 3.2% 4/16/21	4,000	3,971
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	197,422
Vector Group Ltd. 6.125% 2/1/25 (a)	500,000	455,000
		2,643,775
Gaming - 2.9%
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,015,000
Scientific Games Corp.:
5% 10/15/25 (a)	115,000	106,950
6.625% 5/15/21	935,000	904,613
10% 12/1/22	500,000	522,500
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,000,000	907,500
		3,456,563
Healthcare - 8.1%
AbbVie, Inc. 3.375% 11/14/21	200,000	198,941
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	193,129
Community Health Systems, Inc. 6.25% 3/31/23	585,000	538,025
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	2,000	2,000
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	206,291
Halfmoon Parent, Inc.:
3.4% 9/17/21 (a)	18,000	17,868
3.75% 7/15/23 (a)	9,000	8,927
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	303,000
5% 3/15/24	300,000	303,563
6.25% 2/15/21	800,000	831,000
HealthSouth Corp. 5.125% 3/15/23	255,000	255,000
Humana, Inc. 2.5% 12/15/20	10,000	9,803
Mylan NV 3.15% 6/15/21	200,000	195,294
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	485,000	463,175
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	59,700
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	192,213
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,349,644
4.75% 6/1/20	200,000	200,500
6.75% 6/15/23	165,000	164,538
8.125% 4/1/22	485,000	505,006
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	233,421
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	1,500,000	1,477,500
5.875% 5/15/23 (a)	850,000	812,813
6.5% 3/15/22 (a)	1,135,000	1,174,725
		9,696,076
Homebuilders/Real Estate - 0.6%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	300,000
D.R. Horton, Inc. 2.55% 12/1/20	14,000	13,673
DDR Corp. 4.625% 7/15/22	200,000	203,481
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	208,530
		725,684
Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	200,000	197,975
Leisure - 1.2%
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	200,000	199,000
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	201,750
7.25% 11/30/21 (a)	1,000,000	1,028,810
		1,429,560
Metals/Mining - 3.8%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	200,000	174,500
7% 2/15/21 (a)	1,000,000	978,125
7.25% 5/15/22 (a)	1,110,000	1,060,050
7.25% 4/1/23 (a)	1,175,000	1,085,406
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	300,000	288,000
5.125% 3/15/23 (a)	90,000	86,850
Freeport-McMoRan, Inc. 3.55% 3/1/22	995,000	941,519
		4,614,450
Restaurants - 1.6%
Golden Nugget, Inc. 6.75% 10/15/24 (a)	800,000	798,000
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,157,625
		1,955,625
Services - 0.4%
Air Lease Corp.:
2.125% 1/15/20	200,000	196,867
3.5% 1/15/22	150,000	148,320
APX Group, Inc. 8.75% 12/1/20	155,000	151,125
Corrections Corp. of America 5% 10/15/22	25,000	24,156
		520,468
Super Retail - 0.1%
AutoZone, Inc. 2.5% 4/15/21	145,000	141,114
Technology - 2.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	201,666
EMC Corp. 2.65% 6/1/20	1,140,000	1,110,550
Microchip Technology, Inc. 3.922% 6/1/21 (a)	200,000	198,557
Nuance Communications, Inc. 5.375% 8/15/20 (a)	215,000	215,134
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	415,000	400,475
4.125% 6/1/21 (a)	175,000	173,906
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	150,931
Symantec Corp. 4.2% 9/15/20	500,000	498,680
Uber Technologies, Inc. 7.5% 11/1/23 (a)(d)	250,000	250,313
		3,200,212
Telecommunications - 3.4%
Altice Financing SA 6.625% 2/15/23 (a)	500,000	494,900
AT&T, Inc. 2.8% 2/17/21	200,000	196,538
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	75,000	75,469
Equinix, Inc. 5.375% 4/1/23	580,000	588,700
Frontier Communications Corp. 10.5% 9/15/22	175,000	145,688
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	200,000	196,500
Qwest Corp. 6.75% 12/1/21	100,000	104,369
SBA Communications Corp. 4% 10/1/22	500,000	478,750
SFR Group SA 6.25% 5/15/24 (a)	215,000	206,131
Sprint Communications, Inc.:
6% 11/15/22	515,000	519,828
9% 11/15/18 (a)	115,000	115,230
Sprint Corp. 7.875% 9/15/23	700,000	747,250
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	222,188
		4,091,541
Transportation Ex Air/Rail - 1.1%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	300,000	294,375
5.5% 1/15/23 (a)	155,000	154,225
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	875,000	733,906
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	200,075
		1,382,581
Utilities - 6.6%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,809,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	558,000	592,529
Dominion Resources, Inc. 4.104% 4/1/21	250,000	252,011
DPL, Inc. 6.75% 10/1/19	217,000	222,154
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,319,500
Exelon Corp. 3.497% 6/1/22 (b)	250,000	243,827
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	885,000	869,513
InterGen NV 7% 6/30/23 (a)	500,000	491,250
The AES Corp.:
4% 3/15/21	185,000	183,176
4.5% 3/15/23	120,000	118,350
4.875% 5/15/23	1,615,000	1,598,850
Williams Partners LP 5.25% 3/15/20	200,000	204,489
		7,904,649

TOTAL NONCONVERTIBLE BONDS		94,679,732

TOTAL CORPORATE BONDS
(Cost $96,959,527)		95,237,158
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (e)
(Cost $301,607)	6,468	32,663
	Principal Amount	Value

Bank Loan Obligations - 15.2%
Aerospace - 1.0%
TransDigm, Inc.:
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.802% 6/9/23 (b)(c)	866,382	861,738
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.802% 8/22/24 (b)(c)	340,725	338,943

TOTAL AEROSPACE		1,200,681

Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2767% 10/10/21 (b)(c)	342,642	342,108
Cable/Satellite TV - 1.7%
Altice U.S. Finance SA:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 7/28/25 (b)(c)	124,684	124,399
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 1/11/26 (c)(f)	125,000	124,649
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 1/25/26 (b)(c)	54,725	54,605
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.967% 1/31/26 (b)(c)	301,950	294,087
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5295% 9/30/25 (b)(c)	365,000	364,409
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5395% 8/19/23 (b)(c)	490,050	471,673
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 1/19/21 (b)(c)	142,825	142,851
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.7795% 4/15/25 (b)(c)	530,000	519,490

TOTAL CABLE/SATELLITE TV		2,096,163

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 5/9/25 (b)(c)	14,277	14,304
CPM Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 10/24/25 (c)(f)	20,000	20,067

TOTAL CAPITAL GOODS		34,371

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	21,004	20,974
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	48,471	48,403

TOTAL CHEMICALS		69,377

Consumer Products - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.756% 4/30/25 (b)(c)	49,875	45,137
Containers - 0.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2794% 11/7/25 (b)(c)	64,838	64,720
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.052% 5/16/24 (b)(c)	125,000	124,714
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2832% 4/3/25 (b)(c)	28,621	28,636
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/5/23 (b)(c)	303,814	303,814

TOTAL CONTAINERS		521,884

Energy - 0.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 5/18/23 (b)(c)	211,464	211,464
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10/22/25 (c)(f)	100,000	99,250
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (b)(c)	124,370	122,572
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6699% 12/31/21 (b)(c)	100,000	111,250
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0365% 12/31/22 (b)(c)	160,000	162,133
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7841% 5/7/25 (b)(c)	124,688	124,064
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(g)	68,952	69,470
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.2796% 3/1/24 (b)(c)	100,000	93,139
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (b)(c)	75,000	75,094
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9446% 10/31/25 (b)(c)	40,000	40,050

TOTAL ENERGY		1,108,486

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5295% 12/15/22 (b)(c)	276,438	276,006
Food & Drug Retail - 0.2%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3645% 5/31/24 (b)(c)	124,688	122,973
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10/18/25 (c)(f)	15,000	15,000
Tops Markets LLC term loan 3 month U.S. LIBOR + 9.500% 11.8125% 2/23/19 (b)(c)(g)	78,843	79,040

TOTAL FOOD & DRUG RETAIL		217,013

Food/Beverage/Tobacco - 0.3%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/7/23 (b)(c)	124,368	121,337
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.29% 5/24/24 (b)(c)	200,179	199,857

TOTAL FOOD/BEVERAGE/TOBACCO		321,194

Gaming - 1.1%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/18/24 (b)(c)	296,362	295,529
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3% 10/20/24 (b)(c)	456,550	456,550
3 month U.S. LIBOR + 7.000% 9.31% 10/20/25 (b)(c)	155,000	155,775
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0457% 8/14/24 (b)(c)	158,877	157,231
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 7/10/25 (b)(c)	124,688	125,138
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 10/22/24 (c)(d)(f)	125,000	124,298

TOTAL GAMING		1,314,521

Healthcare - 0.5%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/13/25 (b)(c)	208,950	209,734
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25 (b)(c)	160,000	160,566
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 10/21/23 (b)(c)	4,975	4,976
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 8/31/24 (b)(c)	30,000	29,918
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2739% 6/1/25 (b)(c)	29,250	29,243
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6863% 7/9/25 (b)(c)	125,000	123,750

TOTAL HEALTHCARE		558,187

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/21/25 (b)(c)	125,000	124,883
Hotels - 0.0%
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 8/31/25 (b)(c)	20,000	20,050
Insurance - 0.3%
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 11/3/24 (b)(c)	124,688	124,755
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.802% 8/4/25 (b)(c)	125,000	128,219
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (b)(c)	74,813	74,555

TOTAL INSURANCE		327,529

Leisure - 0.1%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 2/1/24 (b)(c)	125,000	123,594
Paper - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.506% 6/29/25 (b)(c)	124,688	124,755
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (b)(c)	191,789	192,269
Services - 0.7%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(c)	20,000	19,658
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(c)	79,989	79,478
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.052% 3/11/25 (b)(c)	125,909	125,831
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7321% 6/21/24 (b)(c)	488,813	490,460
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 8/16/25 (b)(c)	15,000	15,000
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/27/25 (b)(c)	99,500	98,712

TOTAL SERVICES		829,139

Super Retail - 1.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.302% 9/25/24 (b)(c)(d)	1,500,000	1,499,460
Technology - 2.7%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0267% 8/3/25 (b)(c)	45,000	44,462
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5708% 9/5/25 (b)(c)	25,000	25,063
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.6916% 10/31/25 (b)(c)	100,000	99,313
Dynatrace LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.552% 8/23/25 (b)(c)	30,000	30,163
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.56% 6/1/22 (b)(c)	298,456	298,970
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/15/24 (b)(c)	533,042	533,378
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 7/7/25 (b)(c)	5,000	5,008
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9252% 7/1/24 (b)(c)(d)	5,000	5,024
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3431% 11/1/23 (b)(c)	389,102	389,406
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (b)(c)	86,666	86,367
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (b)(c)	12,833	12,789
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 5/29/25 (b)(c)	45,217	45,036
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 5/31/25 (b)(c)	34,913	34,729
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 5/31/26 (b)(c)	15,000	14,888
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 3/3/23 (b)(c)	104,198	103,987
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (b)(c)	116,614	115,966
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/16/25 (b)(c)	45,200	44,948
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.552% 4/16/25 (b)(c)	70,000	69,575
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.2795% 3/11/24 (b)(c)	150,000	144,500
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2795% 3/9/23 (b)(c)	347,000	348,735
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.7795% 7/13/23 (b)(c)	441,000	440,727
3 month U.S. LIBOR + 4.000% 6.2806% 4/4/25 (b)(c)	125,000	124,896
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 8/27/25 (b)(c)	60,000	60,431
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 7/2/25 (b)(c)	75,000	74,703
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (b)(c)	35,000	34,923

TOTAL TECHNOLOGY		3,187,987

Telecommunications - 2.3%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0395% 7/15/25 (b)(c)	147,750	143,920
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.06% 3/31/21 (b)(c)	147,887	143,266
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.06% 6/15/24 (b)(c)	24,937	24,089
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 5/31/25 (b)(c)	24,938	24,578
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0449% 11/27/23 (b)(c)	125,000	125,000
Tranche B-5, term loan 6.625% 1/2/24	500,000	512,055
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5296% 2/22/24 (b)(c)	335,000	335,157
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/24 (b)(c)	369,375	366,209
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/2/26 (b)(c)	280,000	279,686
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.802% 11/1/24 (b)(c)	241,288	241,690
3 month U.S. LIBOR + 8.250% 10.552% 11/1/25 (b)(c)	165,000	164,724
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/31/25 (b)(c)	448,175	431,790

TOTAL TELECOMMUNICATIONS		2,792,164

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.26% 6/22/22 (b)(c)	24,521	24,460
Utilities - 0.7%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 8/1/26 (b)(c)	10,000	10,135
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/1/25 (b)(c)	125,000	125,660
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.06% 6/26/25 (b)(c)	84,788	84,964
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0673% 5/31/22 (b)(c)	359,543	359,274
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (b)(c)	125,000	123,594
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.2928% 12/31/25 (b)(c)	124,688	124,234

TOTAL UTILITIES		827,861

TOTAL BANK LOAN OBLIGATIONS
(Cost $18,212,340)		18,179,279

Bank Notes - 0.2%
Compass Bank 2.875% 6/29/22
(Cost $249,715)	250,000	239,575

Preferred Securities - 1.2%
Banks & Thrifts - 1.0%
Bank of America Corp. 5.2% (b)(h)	$300,000	$299,021
Citigroup, Inc.:
5.95% (b)(h)	100,000	101,311
5.95% (b)(h)	10,000	10,289
Royal Bank of Scotland Group PLC 7.5% (b)(h)	800,000	818,475

TOTAL BANKS & THRIFTS		1,229,096

Energy - 0.2%
Energy Transfer Partners LP 6.25% (b)(h)	265,000	251,286
TOTAL PREFERRED SECURITIES
(Cost $1,461,006)		1,480,382
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 2.23% (i)
(Cost $7,236,496)	7,235,175	7,236,622
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $124,420,691)		122,405,679
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(2,378,187)
NET ASSETS - 100%		$120,027,492

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,516,713 or 32.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,374
Total	$61,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$32,663	$32,663	$--	$--
Corporate Bonds	95,237,158	--	95,237,158	--
Bank Loan Obligations	18,179,279	--	18,030,769	148,510
Bank Notes	239,575	--	239,575	--
Preferred Securities	1,480,382	--	1,480,382	--
Money Market Funds	7,236,622	7,236,622	--	--
Total Investments in Securities:	$122,405,679	$7,269,285	$114,987,884	$148,510

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.7%
Canada	8.8%
Netherlands	2.6%
Luxembourg	2.5%
United Kingdom	2.3%
Cayman Islands	1.5%
British Virgin Islands	1.0%
Bermuda	1.0%
Multi-National	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $117,184,195)	$115,169,057
Fidelity Central Funds (cost $7,236,496)	7,236,622
Total Investment in Securities (cost $124,420,691)		$122,405,679
Cash		35,227
Receivable for investments sold		252,971
Receivable for fund shares sold		333,289
Interest receivable		1,537,620
Distributions receivable from Fidelity Central Funds		14,680
Prepaid expenses		206
Receivable from investment adviser for expense reductions		39,007
Total assets		124,618,679
Liabilities
Payable for investments purchased	$4,105,372
Payable for fund shares redeemed	302,744
Distributions payable	66,350
Accrued management fee	55,498
Distribution and service plan fees payable	6,928
Other affiliated payables	15,103
Other payables and accrued expenses	39,192
Total liabilities		4,591,187
Net Assets		$120,027,492
Net Assets consist of:
Paid in capital		$125,950,322
Total distributable earnings (loss)		(5,922,830)
Net Assets		$120,027,492
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,506,176 ÷ 1,448,736 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class M:
Net Asset Value and redemption price per share ($2,198,578 ÷ 235,875 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class C:
Net Asset Value and offering price per share ($4,566,600 ÷ 489,795 shares)(a)		$9.32
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($95,748,390 ÷ 10,270,004 shares)		$9.32
Class I:
Net Asset Value, offering price and redemption price per share ($3,908,839 ÷ 419,261 shares)		$9.32
Class Z:
Net Asset Value, offering price and redemption price per share ($98,909 ÷ 10,606 shares)		$9.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$41,554
Interest		2,902,289
Income from Fidelity Central Funds		61,374
Total income		3,005,217
Expenses
Management fee	$316,679
Transfer agent fees	66,191
Distribution and service plan fees	43,370
Accounting fees and expenses	23,678
Custodian fees and expenses	6,433
Independent trustees' fees and expenses	334
Registration fees	65,748
Audit	35,668
Legal	91
Miscellaneous	401
Total expenses before reductions	558,593
Expense reductions	(54,782)
Total expenses after reductions		503,811
Net investment income (loss)		2,501,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(136,476)
Fidelity Central Funds	7
Total net realized gain (loss)		(136,469)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,260,215)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(1,260,216)
Net gain (loss)		(1,396,685)
Net increase (decrease) in net assets resulting from operations		$1,104,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,501,406	$4,799,847
Net realized gain (loss)	(136,469)	(10,805)
Change in net unrealized appreciation (depreciation)	(1,260,216)	(1,948,198)
Net increase (decrease) in net assets resulting from operations	1,104,721	2,840,844
Distributions to shareholders	(2,339,936)	–
Distributions to shareholders from net investment income	–	(4,712,243)
Total distributions	(2,339,936)	(4,712,243)
Share transactions - net increase (decrease)	13,347,721	13,613,515
Redemption fees	–	11,820
Total increase (decrease) in net assets	12,112,506	11,753,936
Net Assets
Beginning of period	107,914,986	96,161,050
End of period	$120,027,492	$107,914,986
Other Information
Undistributed net investment income end of period		$360,273

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.198	.381	.395	.429	.358	.132
Net realized and unrealized gain (loss)	(.113)	(.159)	.397	(.737)	(.246)	.091
Total from investment operations	.085	.222	.792	(.308)	.112	.223
Distributions from net investment income	(.185)	(.373)	(.365)	(.413)	(.358)	(.124)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.185)	(.373)	(.365)	(.415)	(.358)	(.124)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	.90%	2.36%	8.84%	(3.06)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.16%	1.22%	1.24%	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	4.17%H	4.00%	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,506	$12,351	$9,304	$6,823	$4,398	$3,043
Portfolio turnover rateI	23%H	65%	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.198	.382	.395	.433	.360	.132
Net realized and unrealized gain (loss)	(.113)	(.160)	.397	(.741)	(.247)	.091
Total from investment operations	.085	.222	.792	(.308)	.113	.223
Distributions from net investment income	(.185)	(.373)	(.365)	(.413)	(.359)	(.124)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.185)	(.373)	(.365)	(.415)	(.359)	(.124)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	.90%	2.36%	8.84%	(3.06)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.16%	1.22%	1.25%	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	4.17%H	4.00%	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,199	$2,081	$2,703	$2,426	$2,930	$2,946
Portfolio turnover rateI	23%H	65%	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.163	.310	.325	.360	.285	.096
Net realized and unrealized gain (loss)	(.114)	(.159)	.386	(.728)	(.247)	.090
Total from investment operations	.049	.151	.711	(.368)	.038	.186
Distributions from net investment income	(.149)	(.302)	(.294)	(.343)	(.284)	(.087)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.149)	(.302)	(.294)	(.345)	(.284)	(.087)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D,E	.52%	1.59%	7.92%	(3.68)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.94%H	1.93%	2.00%	2.00%	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%H
Net investment income (loss)	3.42%H	3.25%	3.46%	3.90%	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,567	$5,146	$5,387	$3,827	$3,465	$3,114
Portfolio turnover rateI	23%H	65%	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.210	.405	.420	.455	.385	.142
Net realized and unrealized gain (loss)	(.113)	(.159)	.385	(.730)	(.248)	.093
Total from investment operations	.097	.246	.805	(.275)	.137	.235
Distributions from net investment income	(.197)	(.397)	(.388)	(.436)	(.383)	(.136)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.197)	(.397)	(.388)	(.438)	(.383)	(.136)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	1.03%	2.61%	9.00%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%G	.86%	.93%	.96%	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.43%G	4.25%	4.46%	4.90%	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$95,748	$83,652	$68,646	$47,531	$45,109	$54,547
Portfolio turnover rateH	23%G	65%	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.210	.406	.420	.460	.383	.143
Net realized and unrealized gain (loss)	(.113)	(.160)	.385	(.735)	(.246)	.091
Total from investment operations	.097	.246	.805	(.275)	.137	.234
Distributions from net investment income	(.197)	(.397)	(.388)	(.436)	(.383)	(.135)
Distributions from net realized gain	–	–	–	(.002)	–	–
Total distributions	(.197)	(.397)	(.388)	(.438)	(.383)	(.135)
Redemption fees added to paid in capitalB	–	.001	.003	.003	.006	.001
Net asset value, end of period	$9.32	$9.42	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	1.03%	2.61%	8.99%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.91%	.96%	.99%	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.42%G	4.25%	4.46%	4.90%	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,909	$4,686	$10,122	$2,856	$5,932	$4,419
Portfolio turnover rateH	23%G	65%	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class Z

Six months ended (Unaudited) October 31,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.46
Income from Investment Operations
Net investment income (loss)B	.033
Net realized and unrealized gain (loss)	(.132)
Total from investment operations	(.099)
Distributions from net investment income	(.031)
Distributions from net realized gain	–
Total distributions	(.031)
Redemption fees added to paid in capitalB	–
Net asset value, end of period	$9.33
Total ReturnC,D	(1.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G
Expenses net of fee waivers, if any	.71%G
Expenses net of all reductions	.71%G
Net investment income (loss)	(.14)%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateH	23%G

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$934,111
Gross unrealized depreciation	(2,541,183)
Net unrealized appreciation (depreciation)	$(1,607,072)
Tax cost	$124,012,751

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,523,332)
Long-term	(1,771,337)
Total capital loss carryforward	$(4,294,669)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,008,950 and $12,344,602, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$15,997	$1,484
Class M	-%	.25%	2,641	–
Class C	.75%	.25%	24,732	2,391
			$43,370	$3,875

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,508
Class M	195
Class C(a)	250
$1,953

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,605.15
Class M	1,642.15
Class C	4,454.18
Short Duration High Income	47,523.10
Class I	2,963.13
Class Z	4.05
	$66,191

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $145 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$8,162
Class M	1.05%	1,393
Class C	1.80%	3,535
Short Duration High Income	.80%	38,743
Class I	.80%	2,363
Class Z	.71%	33
		$54,229

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $161.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $361.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018(a)	Year ended April 30, 2018
Distributions to shareholders
Class A	$251,147	$–
Class M	41,465	–
Class C	78,432	–
Short Duration High Income	1,877,261	–
Class I	91,306	–
Class Z	325	–
Total	$2,339,936	$–
From net investment income
Class A	$–	$445,242
Class M	–	93,305
Class C	–	176,055
Short Duration High Income	–	3,580,329
Class I	–	417,312
Total	$–	$4,712,243

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018(a)	Year ended April 30, 2018	Six months ended October 31, 2018(a)	Year ended April 30, 2018
Class A
Shares sold	259,285	583,861	$2,439,130	$5,564,910
Reinvestment of distributions	25,845	44,786	243,043	426,787
Shares redeemed	(147,746)	(289,548)	(1,390,762)	(2,756,061)
Net increase (decrease)	137,384	339,099	$1,291,411	$3,235,636
Class M
Shares sold	25,732	47,258	$241,953	$450,924
Reinvestment of distributions	4,295	9,433	40,391	89,955
Shares redeemed	(15,111)	(118,183)	(142,136)	(1,126,799)
Net increase (decrease)	14,916	(61,492)	$140,208	$(585,920)
Class C
Shares sold	77,731	203,484	$729,723	$1,941,596
Reinvestment of distributions	8,252	18,355	77,621	175,004
Shares redeemed	(142,461)	(238,426)	(1,342,695)	(2,272,097)
Net increase (decrease)	(56,478)	(16,587)	$(535,351)	$(155,497)
Short Duration High Income
Shares sold	3,010,643	5,767,474	$28,358,196	$55,048,153
Reinvestment of distributions	161,387	292,731	1,517,639	2,790,315
Shares redeemed	(1,783,408)	(4,351,715)	(16,786,324)	(41,381,770)
Net increase (decrease)	1,388,622	1,708,490	$13,089,511	$16,456,698
Class I
Shares sold	59,092	643,223	$555,967	$6,143,050
Reinvestment of distributions	8,651	35,107	81,364	335,181
Shares redeemed	(145,963)	(1,238,488)	(1,375,714)	(11,815,633)
Net increase (decrease)	(78,220)	(560,158)	$(738,383)	$(5,337,402)
Class Z
Shares sold	10,571	–	$100,000	$–
Reinvestment of distributions	35	–	325	–
Net increase (decrease)	10,606	–	$100,325	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018) for Class A, Class M, Class C, Short Duration High Income and Class I and for the period (October 2, 2018 to October 31, 2018) for Class Z. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Class A	1.05%
Actual		$1,000.00	$1,009.00	$5.32-B
Hypothetical-C		$1,000.00	$1,019.91	$5.35-D
Class M	1.05%
Actual		$1,000.00	$1,009.00	$5.32-B
Hypothetical-C		$1,000.00	$1,019.91	$5.35-D
Class C	1.80%
Actual		$1,000.00	$1,005.20	$9.10-B
Hypothetical-C		$1,000.00	$1,016.13	$9.15-D
Short Duration High Income	.80%
Actual		$1,000.00	$1,010.30	$4.05-B
Hypothetical-C		$1,000.00	$1,021.17	$4.08-D
Class I	.80%
Actual		$1,000.00	$1,010.30	$4.05-B
Hypothetical-C		$1,000.00	$1,021.17	$4.08-D
Class Z	.71%
Actual		$1,000.00	$989.50	$.58-B
Hypothetical-C		$1,000.00	$1,021.63	$3.62-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C, Short Duration High Income and Class I, and multiplied by 30/365 (to reflect the period October 2, 2018 to October 31, 2018) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Fidelity Short Duration High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDH-SANN-1218
1.969437.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018